As filed with the Securities and Exchange Commission on August 23, 2024

Registration No. 333-280732

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 2

Post-Effective Amendment No. [ ]

WORLD FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

(Address of Principal Executive Offices)

(804) 267-7400

(Registrant’s Telephone Number)

The Corporation Trust Co.

Corporation Trust Center, 1209 Orange St.

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copy to

John H. Lively

Practus, LLP

11300 Tomahawk Creek Pkwy., Suite 310

Leawood, KS 66211

Title of Securities Being Registered:  Shares of The Cook & Bynum Fund, a series of the Registrant.

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares.

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

The Registrant hereby amends the Registration Statement to delay its effective date until the Registrant shall file a further amendment that specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

PROXY MATERIALS

COOK & BYNUM FUNDS TRUST

The Cook & Bynum Fund

2830 Cahaba Road, Birmingham, AL 35223

August 26, 2024

SHAREHOLDER ACTION REQUIRED

Dear Shareholders:

You are cordially invited to a special meeting of shareholders of The Cook & Bynum Fund (or the “Acquired Fund”), a series of the Cook & Bynum Funds Trust (“Trust”).

The meeting will be held at the offices of the Cook & Bynum Funds Trust, 2830 Cahaba Road, Birmingham, AL 35223 at 10:00 a.m., Central Time, on Monday, September 16, 2024 (together with any postponements or adjournments thereof, the “Meeting”). The purpose of the Meeting is to vote on an important matter that affects The Cook & Bynum Fund, as described below (the “Proposal”).

The Board of Trustees of the Trust has approved an Agreement and Plan of Reorganization (the “Agreement”) where The Cook & Bynum Fund, a series of Cook & Bynum Funds Trust (referenced herein as “The Cook & Bynum Fund” or the “Acquired Fund” as the context dictates) would be reorganized into The Cook & Bynum Fund (the “Acquiring Fund”), a newly created “shell” series in the World Funds Trust (the “Reorganization”). Following the Reorganization, the Acquiring Fund will be managed by The Cook & Bynum Fund’s current investment adviser, Cook & Bynum Capital Management, LLC (“CBCM”). The investment objective of the Acquired Fund and the Acquiring Fund is the same and the Funds have substantially similar investment strategies, policies, risks and investment restrictions, as further described in the attached Combined Proxy Statement/Prospectus. However, note that unlike the Acquired Fund, the Acquiring Fund will not have a limitation for investments in securities of emerging market securities, which may subject the Acquired Fund to additional risks of investing in emerging market securities.

At the Meeting, you will be asked to vote on the proposed Reorganization of The Cook & Bynum Fund into the Acquiring Fund. If shareholders of the Acquired Fund approve the Agreement, and certain other closing conditions are satisfied or waived, you will receive after the closing of the Reorganization (in accordance with the terms of the Agreement) a number of shares of beneficial interest of the corresponding Acquiring Fund equal in value to the net asset value of the shares of the Acquired Fund held immediately prior to the Reorganization.

The Board of Trustees of Cook & Bynum Funds Trust has determined that the proposed Reorganization is in the best interest of the Acquired Fund and its shareholders and will not result in the dilution of interests of the Acquired Fund’s existing shareholders. CBCM believes that the proposed Reorganization will benefit the Acquired Fund and its shareholders. Since the Acquired Fund’s inception in 2009, CBCM has subsidized part of the Fund’s expenses through an expense limitation agreement; however, CBCM has recently determined that it could reduce this subsidy of the Fund’s operating expenses for an extended period of time by lowering total expenses for the Fund over time through a reorganization into a series of World Funds Trust. As part of a series trust with multiple portfolios, certain common expenses for the World Funds Trust applicable to the Acquiring Fund may be lower over time than similar expenses currently paid by the Acquired Fund as part of the Cook & Bynum Funds Trust. Accordingly, CBCM believes that with this reorganization The Cook & Bynum Fund’s shareholders may benefit from potential long-term economies of scale that may result from the consummation of the Reorganization. Given that there will be no immediate reduction in the Acquired Fund’s overall expense ratio considering the effect of CBCM’s expense limitation agreement at the closing of the Reorganization, CBCM’s reduced subsidy of Fund expenses is a benefit to CBCM and not shareholders of the Acquired Fund.

Further, the Board of Trustees considered that because World Funds Trust has a greater number of portfolios and investment advisers than the current Cook & Bynum Funds Trust, the Acquiring Fund may have greater marketplace exposure for its unique investment strategy than the Acquired Fund does as part of a single series trust, with one adviser. World Funds Trust provides marketplace exposure for its portfolios and advisers through a webpage highlighting its individual money managers and the portfolios in the trust they advise. The Board of Trustees further considered that because the Acquiring Fund would be part of a larger series trust with greater marketplace exposure than the Acquired Fund’s current single-series trust format, this may lead to an increase in assets over time for the Acquiring Fund, which may lower the Fund’s total annual fund operating expenses. While this potential decrease in Fund expenses due to an increase in assets may not occur in the near future following the Reorganization, CBCM’s expense limitation agreement continues to benefit Fund shareholders so that they pay the same total annual fund operating expenses after the Reorganization.

This letter and the accompanying Notice of Special Meeting of Shareholders, Combined Proxy Statement/Prospectus, and Voting Instruction Card are being furnished to Shareholders of the Acquired Fund entitled to provide voting instructions with regard to the Proposal.

Your vote is extremely important and providing voting instructions is quick and easy. Everything you need is enclosed. To cast your vote, simply complete, sign and return the Voting Instruction Card. In addition to voting by mail, you may also be able to provide voting instructions either by telephone or via the Internet. If available, we encourage you to vote by telephone or via the Internet using the control number that appears on your enclosed Voting Instruction Card. Use of telephone or Internet voting will reduce the time and costs associated with this proxy solicitation.

Please vote at your earliest convenience. Please review the Combined Proxy Statement/Prospectus and consider the Proposal carefully before providing your voting instructions. Please vote at your earliest convenience, even if you plan to attend the Meeting in person. This will help control costs associated with conducting the proxy solicitation and will help ensure quorum is reached, which will allow the Proposal to be acted upon at the Meeting. Your vote is extremely important, no matter how many shares you own in the Acquired Fund.

Instructions explaining how to provide voting instructions are provided on the notice for the Meeting and your Voting Instruction Card.

If you have any questions after reviewing the proxy materials, please call 877-839-COBY (2629). We will get you the answers that you need promptly.

The Board of Trustees of the Cook & Bynum Funds Trust has unanimously approved and recommends that you vote “FOR” the Proposal.

The enclosed Combined Proxy Statement/Prospectus describes the Agreement and compares the Acquired Fund to the Acquiring Fund. You should review these materials carefully. If shareholders of the Acquired Fund approve the Agreement, the Reorganization is expected to occur on or about October 4, 2024.

Your vote is important no matter how many shares of the Acquired Fund you own. After reviewing the enclosed materials, please take a moment to sign and return your Voting Instruction Card in the enclosed postage-paid return envelope. You may also vote by telephone or through a website established for that purpose by following the instructions that appear on the enclosed Voting Instruction Card. It is important that we receive your vote by the Meeting date. If you attend the Meeting, you may vote at the Meeting. If you have questions, please call 877-839-COBY (2629). If we do not hear from you, you may receive a telephone call from our proxy solicitor encouraging you to vote.

Sincerely,

/s/ Richard P. Cook

Richard P. Cook

President, Cook & Bynum Funds Trust

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To Be Held on September 16, 2024

COOK & BYNUM FUNDS TRUST

The Cook & Bynum Fund

2830 Cahaba Road
Birmingham, AL 35223

877-839-COBY (2629)

NOTICE IS HEREBY GIVEN that a special meeting (together with any postponements or adjournments thereof, the “Meeting”) of shareholders of The Cook & Bynum Fund, a series of Cook & Bynum Funds Trust (“The Cook & Bynum Fund” or the “Acquired Fund”) will be held on Monday, September 16, 2024 at 10:00 a.m., Central Time, at the offices of Cook & Bynum Funds Trust, 2830 Cahaba Road, Birmingham, Alabama 35223.

The purpose of the Meeting is for shareholders of The Cook & Bynum Fund to consider and vote upon the following Proposal:

1.	To approve an Agreement and Plan of Reorganization (the “Agreement”) providing for: The reorganization of The Cook & Bynum Fund, a series of the Cook & Bynum Funds Trust (the “Acquired Fund”), into The Cook & Bynum Fund, a series of the World Funds Trust (the “Acquiring Fund”);

2.	To transact other business that may properly come before the Meeting.

The Agreement provides for the reorganization of the Acquired Fund into the corresponding Acquiring Fund, a series of the World Funds Trust. Following the Reorganization, the Acquiring Fund will continue to be managed by Cook & Bynum Capital Management, LLC as it has since the Acquired Fund’s inception in 2009. If shareholders of the Acquired Fund approve the Agreement, and certain other closing conditions are satisfied or waived, the shareholders of the Acquired Fund will become shareholders of the corresponding Acquiring Fund. The Acquiring Fund is a newly organized “shell” series of World Funds Trust and accordingly has no operating history prior to the Reorganization.

Shareholders of record of the Acquired Fund as of the close of business on August 12, 2024 (“Record Date”) are entitled to notice of, and to vote at, the Meeting. Shareholders of the Acquired Fund will vote on the Agreement and the proposed Reorganization will be affected as to the Acquired Fund only if the Acquired Fund’s shareholders approve the Agreement and certain conditions of the Agreement are met or waived. The Acquired Fund and the Acquiring Fund each have one class of shares.

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to Be Held on Monday, September 16, 2024.

This Notice presents an overview of the more complete proxy materials, which contain important information and are available on the Acquired Fund’s website or by mail. This Notice is not a ballot or other form for voting.

The Combined Proxy Statement/Prospectus is available at https: www.cookandbynum.com/cobyx and a paper copy can be obtained at no charge by calling 877-839-COBY (2629).

To cast your vote simply complete, sign and return the Voting Instruction Card. In addition to voting by mail, you may also be able to provide voting instructions either by telephone or via the Internet.

To provide voting instructions by Telephone:	To provide voting instructions by Internet:

(1) Read the Combined Proxy Statement/Prospectus and have your Voting Instruction Card at hand.	(1) Read the Combined Proxy Statement/Prospectus and have your Voting Instruction Card at hand.

(2) Call the toll-free number shown on your Voting Instruction Card.	(2) Go to the website shown on your Voting Instruction Card.

(3) Enter the control number shown on your Voting Instruction Card and follow the simple instructions.	(3) Enter the control number shown on Voting Instruction Card and follow the simple instructions.

If available, we encourage you to vote by telephone or via the Internet using the control number that appears on your enclosed Voting Instruction Card. Use of telephone or Internet voting will reduce the time and costs associated with this proxy solicitation.

Please respond at your earliest convenience, even if you plan to attend the Meeting. Your vote is extremely important, no matter how many shares you own in the Acquired Fund.

Whichever method you choose, please read the Combined Proxy Statement/Prospectus carefully before you provide voting instructions.

After careful consideration, the Board of Trustees of the Cook & Bynum Funds Trust has unanimously approved and recommends that you cast your vote “FOR” the Proposal as described in the Combined Proxy Statement/ Prospectus.

You are requested to complete, date, and sign the enclosed Voting Instruction Card/Cards and return it/them promptly in the envelope provided for that purpose. Your Voting Instruction Card/Cards also provides/provide instructions for voting via telephone or the Internet if you wish to utilize these voting options. Please sign and return the Voting Instruction Card in the postage-paid return envelope, or vote via telephone or the Internet, for the Acquired Fund.

You may revoke your proxy at any time before it is exercised by submitting a written notice of revocation or a subsequently executed proxy or by attending the Meeting and giving notice of revocation.

By Order of the Board of Trustees of the Cook & Bynum Funds Trust,

/s/ Richard P. Cook

Richard P. Cook, President

August 26, 2024

Your vote is very important to us regardless of the number of shares you hold. Shareholders who do not expect to attend the Meeting are requested to complete, sign, date and return the accompanying proxy card(s) in the enclosed envelope, which needs no postage if mailed in the United States. It is important that your proxy card(s) be returned promptly. For your convenience, you may also vote by telephone or the Internet by following the enclosed instructions. If you vote by telephone or via the Internet, please do not return your Voting Instruction Card(s) unless you elect to change your vote.

IMPORTANT INFORMATION TO HELP YOU UNDERSTAND

AND VOTE ON THE PROPOSAL

We are providing you with this overview of the proposal on which your vote is requested (the “Proposal”). Please read the full text of the Combined Proxy Statement/Prospectus, which contains additional information about the Proposal, and keep it for future reference. Your vote is important.

Questions and Answers

Q. Why am I receiving the Combined Proxy Statement/Prospectus?

A. You are receiving a Combined Proxy Statement/Prospectus because you beneficially owned shares of The Cook & Bynum Fund (the “Cook & Bynum Fund” or the “Acquired Fund”) as of the record date on August 12, 2024 and you have the right to vote on a very important Proposal. The Combined Proxy Statement/Prospectus contains information that you should know before voting on the Proposal which, if approved and consummated, will result in important changes to your Cook & Bynum Fund investment.

Q. What am I being asked to vote upon?

A. You are being asked to approve an Agreement and Plan of Reorganization (the “Agreement”) to affect the reorganization of The Cook & Bynum Fund, a series of the Cook & Bynum Funds Trust (the “Acquired Fund”), of which you own shares into the corresponding newly formed Cook & Bynum Fund (the “Acquiring Fund”), in a different mutual fund family, for which Commonwealth Fund Services, Inc. serves as the fund administrator.

The table below shows the Acquired Fund and the corresponding newly formed Acquiring Fund, a series in the World Funds Trust.

ACQUIRED FUND, A SERIES OF COOK & BYNUM FUNDS TRUST	ACQUIRING FUND, A SERIES OF WORLD FUNDS TRUST
The Cook & Bynum Fund	The Cook & Bynum Fund

If shareholders of the Acquired Fund approve the Agreement and certain other closing conditions are satisfied or waived, the shares you currently own of the Acquired Fund will be exchanged for the same value of shares of the corresponding Acquiring Fund.

Q. Why is the Reorganization being proposed?

A. Management of the Acquired Fund believes that implementing the Reorganization will benefit the Fund and its shareholders. Since the Acquired Fund’s inception in 2009, Cook & Bynum Capital Management, LLC (“CBCM”) has subsidized part of the Acquired Fund’s expenses through an expense limitation agreement; however, CBCM has recently determined that it could reduce this subsidy of the Fund’s operating expenses for an extended period of time by lowering total expenses for the Fund over time through a reorganization into a series of World Funds Trust. As part of a series trust with multiple portfolios, certain common expenses for the World Funds Trust applicable to the Acquiring Fund may be lower over time than similar expenses currently paid by the Acquired Fund as part of the Cook & Bynum Funds Trust. Accordingly, CBCM believes that with this reorganization the Cook & Bynum Fund’s shareholders may benefit from potential long-term economies of scale that may result from the consummation of the Reorganization. Given that there will be no immediate reduction in the Acquired Fund’s overall expense ratio considering the effect of CBCM’s expense limitation agreement at the closing of the Reorganization, CBCM’s reduced subsidy of Fund expenses is a benefit to CBCM and not shareholders of the Acquired Fund.

The Board of Trustees of the Cook & Bynum Funds Trust noted that as part of a series trust with multiple portfolios, certain common expenses for the World Funds Trust applicable to the Acquiring Fund may be lower over time than similar expenses currently paid by the Acquired Fund as part of the Cook & Bynum Funds Trust. Further, the Board of Trustees considered that because World Funds Trust has a greater number of portfolios and investment advisers than the current Cook & Bynum Funds Trust, the Acquiring Fund may have greater marketplace exposure for its unique investment strategy than the Acquired Fund does as part of a single series trust, with one adviser. World Funds Trust provides marketplace exposure for its portfolios and advisers through a webpage highlighting its individual money managers and the portfolios in the trust they advise. The Board of Trustees further considered that because the Acquiring Fund would be part of a larger series trust with greater marketplace exposure than the Acquired Fund’s current single-series trust format, this may lead to an increase in assets over time for the Acquiring Fund, which may lower the Fund’s total annual fund operating expenses. While this potential decrease in Fund expenses due to an increase in assets may not occur in the near future following the Reorganization, CBCM’s expense limitation agreement continues to benefit Fund shareholders so that they pay the same total annual fund operating expenses after the Reorganization.

Based upon discussions with management of the Acquired Fund and the Acquiring Fund regarding the proposed Reorganization, the Board of Trustees of the Cook & Bynum Funds Trust (the “Cook & Bynum Trust Board” or the “Board of Trustees”) concluded that the Reorganization is in the best interests of the Acquired Fund and recommends that you vote in favor of the Agreement.

Q. What effect will the Reorganization have on the Shares I hold in The Cook & Bynum Fund?

A. Upon the closing of a Reorganization, the shares you currently own of the Acquired Fund will be exchanged for the same value of shares of the corresponding Acquiring Fund.

Q. If the Agreement is approved by shareholders, who will be managing my Fund?

A. The Acquiring Fund will be managed on a day-to-day basis by the same team of financial professionals that manages the Acquired Fund. Specifically, if shareholders of the Acquired Fund approve the Agreement, and certain other closing conditions are satisfied or waived, CBCM, the current investment adviser to the Acquired Fund, will continue to serve as adviser to the Acquiring Fund after the Reorganization pursuant to an advisory agreement with World Funds Trust. CBCM, located at 2830 Cahaba Road, Birmingham, AL 35223, is a registered investment adviser under the Investment Advisers Act of 1940, as amended. CBCM was organized in 2006 as a limited liability corporation in the state of Delaware. Mr. Richard P. Cook is the firm’s co-founder and principal owner.

Q. Are there any significant differences between the investment objectives and principal investment strategies and principal risks of The Cook & Bynum Fund and its corresponding Acquiring Fund?

A. The Acquiring Fund has the same investment objective and substantially similar principal investment strategies and principal risks as the Acquired Fund. While the Acquired Fund’s prospectus includes an investment strategy to invest up to 60% of its assets in emerging market securities, the Acquiring Fund will not be subject to this strategy limitation. Therefore, the Acquiring Fund may invest more of its assets in emerging market securities (up to 100%) than the Acquired Fund, and the Acquiring Fund will be subject to risks of investing more of its assets in emerging market securities.

Q. Are there any significant differences between the advisory fee or total annual fund operating expenses of The Cook & Bynum Fund and the corresponding Acquiring Fund?

A. The Acquired Fund and the Acquiring Fund pay the same contractual advisory fee to CBCM of 1.49% annually. For the Acquired Fund, CBCM as the Fund’s adviser has historically agreed to waive or reduce its fees and/or pay for operating expenses of the Fund, with certain exclusions, pursuant to an expense limitation agreement with the Cook & Bynum Funds Trust which limits the Acquired Fund’s total annual operating expenses to 1.49% of the Fund’s daily net assets. CBCM has advised the Board of Trustees of the Cook & Bynum Funds Trust that it will continue to waive or reduce its fees and/or pay for operating expenses of the Acquiring Fund after the Reorganization, subject to certain exclusions, pursuant to an expense limitation agreement with World Funds Trust which limits the Acquiring Fund’s total annual fund operating expenses to 1.49% of the Acquiring Fund’s daily net assets until February 1, 2026. Accordingly, the Acquiring Fund will pay the same total annual fund operating expenses after the Reorganization, as compared to the Acquired Fund’s current total annual fund operating expenses of 1.49%, after the effect of CBCM’s expense limitation agreement. As part of a series trust with multiple portfolios, certain common expenses for the World Funds Trust applicable to the new Cook & Bynum Fund may be lower over time than similar expenses currently paid by the existing Cook & Bynum Fund as part of the Cook & Bynum Funds Trust. For the expense limitation agreement, note that the new expense limitation agreement with World Funds Trust for the Acquiring Fund has the following material differences from the existing expense limitation agreement for the Acquired Fund: that the expense limitation agreement for the Acquiring Fund may be terminated by mutual consent of the Trustees and CBCM and that the obligation to reimburse CBCM will survive the termination of the expense limitation agreement, unless the Trust and CBCM agree otherwise.

The Acquired Fund’s current expense limitation agreement will terminate by its terms automatically upon the termination of the investment advisory agreement with CBCM. CBCMs investment advisory agreement with the Acquired Fund will terminate upon the closing of the Reorganization. The Acquired Fund’s expense limitation agreement provides that, in any year in which the investment advisory agreement is in effect, CBCM may be permitted to recover expenses it has borne through the expense limitation agreement to the extent that the Fund’s expenses in later periods fall below the annual rate of 1.49%, but only to the extent it does not cause the operating expenses to exceed 1.49% of average daily net assets. As of March 31, 2024, CBCM may recover fee reductions and expense reimbursements totaling $204,431, $381,321, $421,069 and $243,342 from the Acquired Fund. CBCM may recover these amounts no later than March 31, 2027, and September 30th of 2026, 2025, and 2024, respectively. In reality, however, when CBCM lowered the management fee charged to the Acquired Fund to 1.49% to match the total expense ratio cap, CBCM essentially internalized the Fund’s cost structure and implicitly eliminated its ability to recapture any of the Acquired Fund’s previously waived fees and expenses. Further, CBCM’s right to reimbursement does not survive the termination of the existing expense limitation agreement, and accordingly, CBCMs right to reimbursement of these waived fees with respect to the Acquired Fund will not continue after the consummation of the Reorganization.

Q. Are there any differences in the Advisory Agreement for the Acquiring Fund as compared to the Advisory Agreement for the Acquired Fund?

A. While the Advisory Agreements for the Acquired Fund and the Acquiring Fund are materially the same in terms of advisory services and fees, there are certain differences in that the Advisory Agreement for the Acquiring Fund includes certain provisions not in the Advisory Agreement for the Acquired Fund, as follows: maintaining Fund compliance with the 1940 Act, the Securities Act of 1933, the Securities Exchange Act of 1934, the Fund’s registration statement, the Internal Revenue Code (“IRC”); certain recordkeeping requirements under the 1940 Act; furnishing reports regarding Fund holdings to the Trust and Board as requested; providing copies of the adviser’s code of ethics and related compliance certifications; providing reports to the Trust Chief Compliance Officer of any non-compliance with the Fund’s objective/policies or law, sub-chapter M of the IRC; providing supporting certifications for Sarbanes-Oxley Act of 2002 reporting requirements; providing information requested for Form N-CSR, Form N-PX and Form N-CEN filings, portfolio transaction information; certain representations and warranties of the adviser; treating fund records as confidential pursuant to Regulation S-P; acknowledgement of limitation of liability of fund shareholders in the Declaration of Trust;  and governing law provisions (State of Delaware).

Q. Will there be any sales load, commission or other transactional fee in connection with the Reorganization?

A. No. The shares of the Acquired Fund that you own will be exchanged for an equal value of shares of the corresponding Acquiring Fund without the imposition of any sales load, commission or other transactional fee.

Q. What are the expected U.S. federal income tax consequences of the Reorganization?

A. The Reorganization is intended to qualify as a tax-free reorganization for U.S. federal income tax purposes. Therefore, the Acquired Fund and its shareholders are not expected to recognize any gain or loss for U.S. federal income tax purposes as a direct result of a Reorganization. CBCM has advised the Board of Trustees of Cook & Bynum Funds Trust that the Acquired Fund has favorable historical performance and does not believe it to be advantageous to shareholders to liquidate the Acquired Fund, which would be a taxable event to the Acquired Fund’s shareholders.

Q. Has The Cook & Bynum Funds Trust Board of Trustees considered the Agreement and the Reorganization, and how does it recommend that I vote?

A. The Cook & Bynum Funds Trust Board of Trustees, including the Independent Trustees, has carefully considered the Agreement and the Reorganization and unanimously recommends that you vote “FOR” the Agreement.

Q. What is the anticipated timing of the Reorganization?

A. If the Agreement is approved by shareholders of the Acquired Fund, the Reorganization is expected to occur on or about October 4, 2024.

Q. What will happen if shareholders of The Cook & Bynum Fund do not approve the Agreement?

A. If shareholders of The Cook & Bynum Fund do not approve the Agreement or if a Reorganization is not completed for any other reason, the Cook & Bynum Funds Trust Board, on behalf of The Cook & Bynum Fund, will consider other possible courses of action, including continuing to manage The Cook & Bynum Fund as a series of the Cook & Bynum Funds Trust. CBCM has decided that if the Reorganization is not approved by shareholders or if the Reorganization is not completed for any reason, that it will continue managing the Fund under a sole series trust for which it has operated since inception in 2009. Furthermore, CBCM has determined that creating a taxable event for Fund shareholders through a liquidation, or seeking out another fund as a merger partner is not in the best interests of shareholders considering CBCMs unique management style and history of providing advisory services to the Fund.

Q. Will The Cook & Bynum Fund or the Acquiring Fund pay the costs of this proxy solicitation or any costs in connection with the proposed Reorganization?

A. No. CBCM, as the adviser to the Acquired Fund is expected to pay the fees and expenses associated with the Reorganization. These fees and expenses include legal fees, and proxy solicitation fees. CBCM believes that the Acquired Fund’s shareholders may benefit from potential long-term economies of scale that may result from the consummation of the Reorganization. The estimated fees and expenses expected to be paid by CBCM associated with the Reorganization are approximately $96,000.

Q. How do I vote my shares?

A. For your convenience, there are several ways you can vote:

●	By telephone (call the toll-free number listed on your Voting Instruction Card/Cards)
●	By Internet (log on to the website listed on your Voting Instruction Card/Cards)
●	By mail (using the enclosed postage prepaid envelope)
●	By attending the shareholder meeting

We encourage you to vote as soon as possible so we can reach the needed quorum for the vote and avoid the cost of additional solicitation efforts. Please refer to the enclosed Voting Instruction Card(s) for instructions for voting by telephone, Internet or mail. Voting Instruction Cards may also be referred to as “proxy cards.”

Q. How Can I Attend the Special Meeting?

A. If you attend the Meeting in person, you will be required to present a valid form of government-issued photo identification, such as a valid driver’s license or passport, and proof of ownership of Acquired Fund shares as of August 12, 2024, the Record Date for the Meeting. The Meeting will begin promptly at 10:00 a.m. Central Time on Monday, September 16, 2024. We encourage you to arrive at the Meeting prior to the start time leaving ample time for check in.

COOK & BYNUM FUNDS TRUST

The Cook & Bynum Fund
2830 Cahaba Road
Birmingham, AL 35223

877-839-COBY (2629)

World Funds Trust

(Registrant)

The Cook & Bynum Fund

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

COMBINED PROXY STATEMENT/PROSPECTUS

August 26, 2024

Introduction

This combined proxy statement/prospectus (the “Combined Proxy Statement/Prospectus”) is being furnished to shareholders of The Cook & Bynum Fund, a series of Cook & Bynum Funds Trust (“The Cook & Bynum Fund” or the “Acquired Fund”). The Board of Trustees of the Cook & Bynum Funds Trust is soliciting votes for a special meeting (together with any postponements or adjournments thereof, the “Meeting”) of shareholders of The Cook & Bynum Fund. The meeting will be held at the offices of Cook & Bynum Funds Trust, 2830 Cahaba Road, Birmingham, Alabama 35223 on Monday, September 16, 2024 at 10:00 a.m., Central Time.

The purpose of the Meeting is for shareholders of The Cook & Bynum Fund to consider and vote upon the following proposal (the “Proposal”):

1.	To approve an Agreement and Plan of Reorganization (the “Agreement”) providing for: The reorganization of The Cook & Bynum Fund, a series of the Cook & Bynum Funds Trust (the “Acquired Fund”), into The Cook & Bynum Fund, a series of the World Funds Trust (the “Acquiring Fund”); and

2.	To transact other business that may properly come before the Meeting.

The Agreement provides for the reorganization of The Cook & Bynum Fund into a corresponding, newly formed “shell” series of World Funds Trust (“WFT”), The Cook & Bynum Fund. Following the Reorganization, the Acquiring Fund will be managed by CBCM Management, LLC (“CBCM”). If shareholders of the Acquired Fund approve the Agreement, and certain other closing conditions are satisfied or waived, they will become shareholders of the corresponding Acquiring Fund. In the proposed Reorganization, The Cook & Bynum Fund, a series of the Cook & Bynum Funds Trust, will be the “target” or “acquired” fund and the corresponding World Funds Trust series, The Cook & Bynum Fund, will be the “acquiring” fund.

This Combined Proxy Statement/Prospectus contains information that shareholders of the Acquired Fund should know before voting on the Agreement that is described herein and should be retained for future reference. It is both the proxy statement of the Acquired Fund and also a prospectus for the Acquiring Fund. The Acquired Fund and the Acquiring Fund are each a registered open-end management investment company.

The Acquiring Fund has been organized as a separate series of the World Funds Trust, which filed a registration statement with the U.S. Securities and Exchange Commission (the “SEC”) on May 24, 2024, as amended on August 21, 2024, in order to begin the process of establishing the Acquiring Fund and registering its shares. The Agreement requires the Acquiring Fund’s registration statement to be effective prior to the effective date of the Reorganization.

The Reorganization of the Acquired Fund with and into its corresponding Acquiring Fund as described in the Agreement, will involve three steps:

●	The transfer by the Acquired Fund of all of its assets to its corresponding Acquiring Fund in return for the Acquiring Fund assuming the liabilities of the Acquired Fund and issuing shares of the corresponding Acquiring Fund to the Acquired Fund equal to the aggregate net asset value of the Acquired Fund’s shares owned by the Acquired Fund’s shareholders as of the closing time on the closing date of the Reorganization;
●	The pro rata distribution of shares of the Acquiring Fund to the shareholders of record of the Acquired Fund as of the closing date of the Reorganization and the cancellation of the outstanding shares of the Acquired Fund held by such shareholders; and
●	The winding up of the affairs and termination of the Acquired Fund.

If shareholders of the Acquired Fund approve the Agreement and certain other closing conditions are satisfied or waived, the value of the Acquiring Fund shares that you will receive upon the closing of the Reorganization will be the same as the value of the shares of the Acquired Fund that you held immediately prior to the Reorganization.

The Reorganization is intended to be a tax-free reorganization for U.S. federal income tax purposes, meaning that you should not be required to pay any U.S. federal income tax as a direct result of the Reorganization. No sales load, commission, or other transactional fee will be imposed in connection with the Reorganization. See “U.S. Federal Income Tax Consequences” for more information.

The Board of Trustees of the Cook & Bynum Funds Trust (the “Cook & Bynum Trust Board”) has fixed the close of business on August 12, 2024 (the “Record Date”) for the determination of shareholders entitled to notice of, and to vote at, the Meeting. Each shareholder of the Acquired Fund shall be entitled to one vote for each whole share owned, and a proportionate fractional vote for each fractional share owned. The Acquired Fund has one share class which will vote on the Agreement. The Acquired Fund intends to mail this Combined Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders and the enclosed Voting Instruction Card (also referred to as a “proxy card”) on or about August 26, 2024 to all shareholders entitled to vote at the Meeting.

After careful consideration of the proposed Agreement and the Reorganization, The Cook & Bynum Trust Board, including all of the Independent Trustees, has unanimously approved the Agreement. If shareholders of the Acquired Fund do not approve the Agreement, The Cook & Bynum Trust Board will consider what further action is appropriate, including continuing to manage The Cook & Bynum Fund as a series of the Cook & Bynum Funds Trust. CBCM has decided that if the Reorganization is not approved by shareholders or if the Reorganization is not completed for any reason, that it will continue managing the Fund under a sole series trust for which it has operated since inception in 2009. Furthermore, CBCM has determined that creating a taxable event for Fund shareholders through a liquidation, or seeking out another fund as a merger partner is not in the best interests of shareholders considering CBCMs unique management style and history of providing advisory services to the Fund.

Additional information about the Funds is available in the:

●	Prospectus and Statement of Additional Information for The Cook & Bynum Fund, dated January 29, 2024 (File No. 333-158133; Accession No. 0000894189-24-000514);
●	Annual Report to shareholders of The Cook & Bynum Fund for the fiscal year ended September 30, 2023 (Accession No.0000898531-23-000449);
●	Semi-Annual Report to shareholders of The Cook & Bynum Fund for the semi-annual period ended March 31, 2024 (Accession No. 0000898531-24-000214);
●	Prospectus and Statement of Additional Information for The Cook & Bynum Fund, a series of the World Funds Trust dated August 22, 2024 (File No. 333-148723; Accession No. 0001999371-24-010465);
●	Statement of Additional Information, dated August 26, 2024, to this Combined Proxy Statement/Prospectus (“SAI”).

The section entitled “PROSPECTUSES INCORPORATED BY REFERENCE INTO THE COMBINED PROXY STATEMENT/PROSPECTUS” in this Combined Proxy Statement/Prospectus contains a list of the specific prospectuses incorporated by reference into the Combined Proxy Statement/Prospectus. These documents are on file with the Securities and Exchange Commission (the “SEC”). The prospectus of The Cook & Bynum Fund and any supplements thereto are incorporated herein by reference and are legally deemed to be part of this Combined Proxy Statement/Prospectus. The SAI, dated the same date as this Combined Proxy Statement/Prospectus, is incorporated by reference, is deemed to be part of this Combined Proxy Statement/Prospectus, and is available upon oral or written request from the Cook & Bynum Funds Trust, at the address and toll-free telephone number noted below. The Cook & Bynum Fund’s prospectus, most recent Annual Report to Shareholders containing audited financial statements for the most recent fiscal year, and most recent Semi-Annual Report to Shareholders have been previously mailed to shareholders of The Cook & Bynum Fund and are available on The Cook & Bynum Fund’s website at www.cookandbynum.com/cobyx.

Copies of all of these documents are available upon request without charge by visiting, writing to, or calling:

For the Acquired Fund’s Prospectus, SAI and Shareholder Reports:	For the Acquiring Fund’s Prospectus and SAI:

COOK & BYNUM FUNDS TRUST 2830 Cahaba Road Birmingham, Alabama 35223 (877) 839-COBY (2629)	WORLD FUNDS TRUST 8730 Stony Point Parkway, Suite 205 Richmond, Virginia (800) 673-0550

You also may view or obtain these documents from the SEC’s website at www.sec.gov. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, DC 20549-0102.

These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of this Combined Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

PROPOSAL:

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

Summary

The Cook & Bynum Trust Board of Trustees, including all of the Independent Trustees, unanimously voted to approve the Agreement on behalf of The Cook & Bynum Fund, a series of the Cook & Bynum Funds Trust, subject to approval by shareholders of The Cook & Bynum Fund and other closing conditions.

As part of the Reorganization, The Cook & Bynum Fund (the “Acquired Fund”) will transfer its assets and liabilities to its corresponding acquiring fund, The Cook & Bynum Fund, a series of the World Funds Trust (the “Acquiring Fund”). The Acquiring Fund will then issue shares to the Acquired Fund, which will distribute such shares pro rata to shareholders of the Acquiring Fund. Any shares you beneficially own of the Acquired Fund at the time of a Reorganization will be cancelled and you will receive shares of the corresponding Acquiring Fund having a value equal to the value of your shares of the Acquired Fund. No gain or loss for U.S. federal income tax purposes is expected to be recognized by any shareholder of the Acquired Fund as a direct result of the Reorganization, as discussed below under “U.S. Federal Income Tax Consequences.” If the Agreement is approved by shareholders of the Acquired Fund and certain other conditions are met or waived, the Reorganization is expected to occur on or about October 4, 2024.

Reasons for the Reorganization

The Cook & Bynum Funds Trust Board of Trustees, including all of the Independent Trustees, approved the Agreement after considering the proposed Reorganization and concluding that participation in the proposed Reorganization would be in the best interest of the Acquired Fund. In its review of the Reorganization and the Agreement, The Cook & Bynum Fund Trust Board of Trustees considered, among other factors:

●	The current advisory fee of the Acquired Fund and the proposed advisory fee of the Acquiring Fund, observing that the annual contractual advisory fee for both the Acquired Fund and the Acquiring Fund is 1.49% of each such Fund’s daily net assets; The Cook & Bynum Funds Trust Board noted that the Acquiring Fund will experience the same total annual fund operating expenses after the Reorganization as compared to the Acquired Fund’s current total annual fund operating expenses, considering the effect of an expense limitation agreement entered into with Cook & Bynum Capital Management, LLC (“CBCM”);
●	The investment adviser to the Acquired Fund and the Acquiring Fund, CBCM, will pay all fees and expenses of the Reorganization as set forth in the Agreement;
●	The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes. Furthermore, the Board of Trustees of Cook & Bynum Funds Trust has noted that the Acquired Fund has favorable historical performance and does not believe it to be advantageous to shareholders to cause a taxable event by the liquidation of the Acquired Fund;
●	The terms and conditions of the Agreement, including the Acquiring Fund’s assumption of all of the assets and liabilities of the corresponding Acquired Fund.
●	The similarities and differences between the investment objectives, principal investment strategies and risks of the Acquired Fund and those of the corresponding Acquiring Fund, noting that the Acquiring Fund and the Acquired Fund will have the same investment objective and substantially similar principal investment strategies and risks. The Trustees noted that the Acquired Fund has an investment strategy limitation for investments in emerging market securities of 60% of the Fund’s assets, while the Acquiring Fund may invest more of its assets in emerging market securities (up to 100%);
●	CBCM, currently the adviser to the Acquired Fund, will continue as adviser of the Acquiring Fund after the Reorganization;
●	The historical investment performance records of the Acquired Fund and the investment strategies that will be used by the portfolio manager in managing the Acquiring Fund following the Reorganization; The Cook & Bynum Fund’s current portfolio manager, Richard P. Cook, is expected to be the portfolio manager for the Acquiring Fund after the Reorganization. In this regard, the Board noted that the Acquiring Fund will adopt the accounting and performance track record of the Acquired Fund;

●	CBCM has subsidized part of the Acquired Fund’s expenses through an expense limitation agreement since the Fund’s inception in 2009; however, the Trustees observed that CBCM could reduce this subsidy of the Fund’s operating expenses for an extended period of time by lowering total expenses for the Fund over time through a reorganization into the Acquiring Fund. As part of a series trust with multiple portfolios, certain common expenses for the World Funds Trust applicable to the Acquiring Fund may be lower over time than similar expenses currently paid by the Acquired Fund s part of the Cook & Bynum Funds Trust. Accordingly, Acquired Fund’s shareholders may benefit from potential long-term economies of scale that may result from the consummation of the Reorganization. The Trustees further observed that given there will be no immediate reduction in the Acquired Fund’s overall expense ratio considering the effect of CBCM’s expense limitation agreement at the closing of the Reorganization, CBCM’s reduced subsidy of Fund expenses is a benefit to CBCM and not shareholders of the Acquired Fund;
●	The Board of Trustees also considered that because World Funds Trust has a greater number of portfolios and investment advisers than the current Cook & Bynum Funds Trust, the Acquiring Fund may have greater marketplace exposure for its unique investment strategy than the Acquired Fund does as part of a single series trust, with one adviser. The Board of Trustees further considered that because the Acquiring Fund would be part of a larger series trust with greater marketplace exposure than the Acquired Fund’s current single-series trust format, this may lead to an increase in assets over time for the Acquiring Fund, which may lower the Fund’s total annual fund operating expenses; and
●	The transition from the Acquired Fund’s current service providers to the Acquiring Fund’s service providers following the Reorganization, observing that the Acquired Fund’s current custodian, U.S. Bank, N.A. is to be the custodian of the Acquiring Fund after the Reorganization.

For a more complete discussion of the factors considered by The Cook & Bynum Trust Board in approving the Agreement, see the section entitled “Board Considerations” in this Combined Proxy Statement/Prospectus.

Comparison of Investment Objectives and Principal Investment Strategies

The Acquiring Fund has an investment objective identical to that of its corresponding Acquired Fund: Long-term growth of capital.

The Acquired Fund’s investment portfolio will be substantially similar before and after the Reorganization.

The Acquiring Fund has substantially similar principal investment strategies as its corresponding Acquired Fund. Please see the section entitled “COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES” in this Combined Proxy Statement/Prospectus for a comparison of the principal investment strategies between the Acquiring Fund and its corresponding Acquiring Fund. However, note that the Acquired Fund has an investment strategy limitation for investments in emerging market securities of 60% of the Fund’s assets, while the Acquiring Fund may invest more of its assets in emerging market securities (up to 100%).

Principal Risks Associated with the Acquiring Fund

The Acquiring Fund has the same investment objective and substantially similar principal investment strategies and principal risks as its corresponding Cook & Bynum Fund. However, note that the Acquired Fund has an investment strategy limitation for investments in emerging market securities of 60% of the Fund’s assets, while the Acquiring Fund may invest more of its assets in emerging market securities (up to 100%). Therefore, the Acquiring Fund may be subject to greater risks of investments in emerging market securities than the Acquired Fund.

The section entitled “COMPARISON OF PRINCIPAL RISKS” in this Combined Proxy Statement/Prospectus shows a comparison of these risks. In addition, the prospectus of the Acquiring Fund contains a discussion of its risks. For more information on the risks associated with an investment in the Acquiring Fund, see the “Risks of Investing in the Fund” section of the Acquiring Fund’s prospectus. The cover page of this Combined Proxy Statement/Prospectus describes how you can obtain a copy of the prospectus.

Comparison of Fundamental Investment Restrictions

The 1940 Act requires, and each of the Acquired Fund and the Acquiring Fund have, fundamental investment restrictions relating to borrowing, issuing senior securities, making loans, underwriting, investing in real estate, investing in physical commodities, concentrating in particular industries and diversification. Fundamental investment restrictions of a fund cannot be changed without shareholder approval. The Acquired Fund and its corresponding Acquiring Fund have the same fundamental investment restrictions. Please reference the section entitled “COMPARISON OF FUNDAMENTAL INVESTMENT RESTRICTIONS” in this Combined Proxy Statement/Prospectus, which provides a side-by-side comparison of each fundamental investment restriction.

The full list of the Acquired Fund’s and the Acquiring Fund’s investment restrictions may be found in its particular Statement of Additional Information. See the cover page of this Combined Proxy Statement/Prospectus for a description of how you can obtain a copy of the Acquired Fund’s and the Acquiring Fund’s Statement of Additional Information and the Statement of Additional Information to this Combined Proxy Statement/Prospectus.

Comparison of Purchase and Redemption Procedures and Exchange Privileges

The purchase procedures and redemption procedures employed by the Acquired Fund and Acquiring Fund are substantively the same. The Acquired Fund and the Acquiring Fund typically expect to pay redemption proceeds via cash or cash equivalents or by selling portfolio securities. A subsequent sale of portfolio securities could result in the payment of brokerage commissions and expose a shareholder to market risk until the securities are sold. The Funds may borrow under a line of credit to meet redemption requests and also reserve the right to redeem in-kind.

Comparison of Tax Consequences

Each of the Acquired Fund and the Acquiring Fund are currently taxed as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). After the Reorganization, the Acquiring Fund intends to qualify and remain qualified as a RIC under the Code. The Acquiring Fund will qualify as a RIC if, among other things, it meets the source-of-income and the asset-diversification requirements. With respect to the source-of-income requirement, the Acquiring Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from an interest in a qualified publicly traded partnership. If the Acquiring Fund qualifies as a RIC and distributes to its shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed, the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. Shareholders also may wish to consult with their own tax advisers as to the tax consequences of investments in the Acquiring Fund, including application of state and local taxes.

Comparison of Sales Charges and Fund Fees and Expenses

Sales Charges. No front-end sales charges, deferred sales charges or account fees are applicable to the Acquired Fund’s shareholders or the Acquiring Fund’s shareholders. The Acquired Fund charges a redemption fee of 2.00% on Fund shares redeemed in 60 days or less from the date of purchase, however, the Acquiring Fund will not charge a redemption fee. There will be no front-end sales charges, deferred sales charges, account fees or redemption fees applied to the Acquired Fund’s shareholders in connection with the Reorganization.

The following table compares the annual fund operating expenses, expressed as a percentage of net assets (“expense ratios”), of the Acquired Fund with the shareholder fees and pro forma expense ratios of the corresponding Acquiring Fund. Pro forma expense ratios of the Acquiring Fund give effect to the Reorganization. The pro forma expense ratios shown project anticipated expenses, but actual expenses may be greater or less than those shown.

In summary, the contractual advisory fee payable by the Acquired Fund and the Acquiring Fund is an annual fee of 1.49% to CBCM as the investment adviser. For the Acquired Fund, CBCM as the Fund’s adviser has historically agreed to waive or reduce its fees and/or pay for operating expenses of the Fund, with certain exclusions, pursuant to an expense limitation agreement with the Cook & Bynum Funds Trust which limits the Acquired Fund’s total annual operating expenses to 1.49% of the Fund’s daily net assets. This expense limitation agreement with respect to the Acquired Fund is to remain in effect until February 1, 2025, unless sooner terminated. CBCM has advised the Board of Trustees of the Cook & Bynum Funds Trust that it will continue to waive or reduce its fees and/or pay for operating expenses of the Acquiring Fund after the Reorganization, subject to certain exclusions, pursuant to an expense limitation agreement with World Funds Trust which limits the Acquiring Fund’s total annual fund operating expenses to 1.49% of the Acquiring Fund’s daily net assets until February 1, 2026. Accordingly, the Acquiring Fund will pay the same total annual fund operating expenses after the Reorganization, as compared to the Acquired Fund’s current total annual fund operating expenses of 1.49%, after the effect of CBCM’s expense limitation agreement.

THE COOK & BYNUM FUND - ACQUIRED FUND
THE COOK & BYNUM FUND – ACQUIRING FUND

	The Cook & Bynum Fund (Acquired Fund) through Fiscal Year-end September 30, 2023	The Cook & Bynum Fund (Acquiring Fund) Pro Forma Combined
Annual fund operating expenses (expenses that are deducted from fund assets)
Management Fees	1.49%	1.49%
Distribution and/or Service (12b-1) Fees	0.00%	0.00%
Other Expenses*	0.59%	0.48%
Total Annual Fund Operating Expenses	2.08%	1.97%
Fee Reduction and/or Expense Reimbursement**	-0.59%	-0.48%
Total Annual Fund Operating Expenses (After Fee Waiver and/or Expense Reimbursement)	1.49%	1.49%

* Other Expenses are estimated for the Acquiring Fund’s first fiscal year and have been adjusted from amounts incurred during The Cook & Bynum Fund’s most recent fiscal year. The Cook & Bynum Fund, a series of the Cook & Bynum Funds Trust, is the predecessor to the Fund.

** Pursuant to an agreement between the Fund and Cook & Bynum Capital Management, LLC (the “Adviser”), to the extent that the aggregate expenses incurred by the Fund, including but not limited to investment advisory fees of the Adviser (but excluding interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceed 1.49% of the Fund’s daily net assets are the liability of the Adviser. This agreement is in effect through February 1, 2026, and thereafter is reevaluated on an annual basis. The Trust’s Board of Trustees and the Advisor may terminate or modify the agreement prior to February 1, 2026 only by mutual written consent. This agreement shall terminate automatically upon the termination of the investment management agreement with the Adviser. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three-years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

Expense Examples

The Examples are intended to help you compare the costs of investing in the Acquired Fund and the corresponding Acquiring Fund with the cost of investing in other mutual funds. Pro forma combined costs of investing in the Acquiring Fund after giving effect to the Reorganization of the Acquired Fund into the Acquiring Fund are also provided. All costs are based upon the information set forth in the tables above.

The Examples assume that you invest $10,000 for the time periods indicated and shows the expenses that you would pay if you redeem all of your shares at the end of those time periods. The Examples also assume that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
The Cook & Bynum Fund (Acquired Fund)	$152	$595	$1,064	$2,364

Pro Forma Acquiring Fund	$152	$572	$1,018	$2,257

The Examples are not a representation of past or future expenses. The Acquired Fund’s and Acquiring Fund’s actual expenses, and an investor’s direct and indirect expenses, may be more or less than those shown. The table and the assumption in the Example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Acquired Fund’s or the Acquiring Fund’s projected or actual performance. For further discussion regarding the considerations of the Cook & Bynum Fund Trust’s Board of Trustees as concerns the fees and expenses of the Funds in approving the Agreement, see the section entitled “Board Considerations” in this Combined Proxy Statement/Prospectus.

Comparison of Principal Risks

The principal risks of the Acquiring Fund are substantially similar to those of its corresponding Acquired Fund. While the Acquired Fund’s prospectus includes an investment strategy to invest up to 60% of its assets in emerging market securities, the Acquiring Fund will not be subject to this strategy limitation. Therefore, the Acquiring Fund may invest more of its assets in emerging market securities (up to 100%) than the Acquired Fund, and the Acquiring Fund will be subject to risks of investing more of its assets in emerging market securities. The principal risks of each Fund are listed in the table below.

Principal Risks	Acquired Fund	Acquiring Fund
General Risk	√	√
Foreign (Non-U.S.) Securities Risk	√	√
Emerging Markets Risk	√	√
Foreign Sovereign Debt Risk	√	√
Fixed-Income Foreign Investment Risk	√	√
Market Risk	√	√
Value Investing Risk	√	√
Non-Diversified Portfolio Risk	√	√
Currency Risk	√	√
Regulatory Change Risk	√	√
Smaller Capitalization Risk	√	√
U.S. Government Obligations Risk	√	√
Interest Rate Risk	√	√
Credit Risk	√	√
Preferred Stock Risk	√	√
High Yield or “Junk” Security Risk	√	√
Special Situations Risk	√	√
Large Shareholder Risk	√	√
Risks of Investing in a Managed Fund	√	√
Risk of Current Focus on Both the Breweries Industry and Soft Drink Bottling and Distribution Industry	√	√
Short-Term Treasury and Cash Holdings Risk	√	√

Illiquid Risk	√	√

Comparison of Investment Advisers and Related Fees

Cook & Bynum Capital Management, LLC (“CBCM”) is the investment adviser to the Acquired Fund.  CBCM makes the day-to-day investment decisions for the Acquired Fund. CBCM is located at 2830 Cahaba Road, Birmingham, Alabama 35223 and is a Delaware limited liability corporation organized in 2006. CBCM has been the investment adviser to the Acquired Fund since its inception in 2009 and is to serve as investment adviser to the Acquiring Fund after the Reorganization subject to an investment advisory agreement with World Funds Trust. As of May 31, 2024, CBCM had $390 million in assets under management. While the Advisory Agreement for the Acquired Fund and the Acquiring Fund are materially the same in terms of advisory services and fees, there are certain differences in that the Advisory Agreement for the Acquiring Fund includes certain provisions not in the Advisory Agreement for the Acquired Fund, as follows: maintaining Fund compliance with the 1940 Act, the Securities Act of 1933, the Securities Exchange Act of 1934, the Fund’s registration statement, and the Internal Revenue Code (“IRC”); certain recordkeeping under the 1940 Act; furnishing reports regarding fund holdings to the Trust and Board as requested; providing copies of the adviser’s code of ethics and related compliance certifications; providing reports to the Trust Chief Compliance Officer of any non-compliance with the Fund’s objective/policies or law, sub-chapter M of the IRC; providing supporting certifications for Sarbanes-Oxley Act of 2002 reporting requirements; providing information requested for Form N-CSR, Form N-PX and Form N-CEN filings, portfolio transaction information; certain representations and warranties of the adviser; treating fund records as confidential pursuant to Regulation S-P; acknowledgement of limitation of liability of fund shareholders in the Declaration of Trust;  and governing law provisions (State of Delaware).

The Acquired Fund pays an annual contractual advisory fee of 1.49% of the Fund’s daily net assets to CBCM as the Fund’s adviser. The Acquiring Fund’s contractual advisory fee after the Reorganization also will be an annual fee of 1.49% of the Fund’s daily net assets payable to CBCM. For the Acquired Fund, CBCM as the Fund’s adviser has historically agreed to waive or reduce its fees and/or pay for operating expenses of the Fund on a contractual basis. The Acquiring Fund will pay the same total annual fund operating expenses after the Reorganization, as compared to the Acquired Fund’s current total annual fund operating expenses of 1.49%, after the effect of CBCM’s expense limitation agreement. With respect to the expense limitation agreement, note that the new expense limitation agreement with World Funds Trust for the Acquiring Fund has the following material differences from the existing expense limitation agreement for the Acquired Fund: that the expense limitation agreement for the Acquiring Fund may be terminated by mutual consent of the Trustees and CBCM and that the obligation to reimburse CBCM will survive the termination of the expense limitation agreement, unless the Trust and CBCM agree otherwise.

The Acquired Fund’s current expense limitation agreement will terminate by its terms automatically upon the termination of the investment advisory agreement with CBCM. CBCMs investment advisory agreement with the Acquired Fund will terminate upon the closing of the Reorganization. The Acquired Fund’s expense limitation agreement provides that, in any year in which the investment advisory agreement is in effect, CBCM may be permitted to recover expenses it has borne through the expense limitation agreement to the extent that the Fund’s expenses in later periods fall below the annual rate of 1.49%, but only to the extent it does not cause the operating expenses to exceed 1.49% of average daily net assets. As of March 31, 2024, CBCM may recover fee reductions and expense reimbursements totaling $204,431, $381,321, $421,069 and $243,342 from the Acquired Fund. CBCM may recover these amounts no later than March 31, 2027, and September 30th of 2026, 2025, and 2024, respectively. In reality, however, when CBCM lowered the management fee charged to the Acquired Fund to 1.49% to match the total expense ratio cap, CBCM essentially internalized the Fund’s cost structure and implicitly eliminated its ability to recapture any of the Acquired Fund’s previously waived fees and expenses. Further, CBCM’s right to reimbursement does not survive the termination of the existing expense limitation agreement, and accordingly, CBCMs right to reimbursement of these waived fees with respect to the Acquired Fund will not continue after the consummation of the Reorganization.

Comparison of Portfolio Managers

The Acquiring Fund will be managed on a day-to-day basis by the same portfolio manager that currently manages the corresponding Acquired Fund. Richard P. Cook has served as the portfolio manager for the Acquired Fund since its inception in 2009, and Mr. Cook is to be the portfolio manager for the Acquiring Fund after the Reorganization. Mr. Cook is primarily responsible for the day-to-day management of the Funds. Mr. Cook has been a principal and portfolio manager of CBCM since its inception in 2006.

Comparison of Other Service Providers

The Acquiring Fund uses certain different service providers than the Acquired Fund. The following table identifies the principal service providers that service the Acquired Fund and that will service the Acquiring Fund.

Service Provider	Acquired Fund Fund’s Service Provider	Acquiring Fund’s Service Provider
Administrator	U.S. Bancorp Fund Services, LLC	Commonwealth Fund Services, Inc.
Transfer Agent	U.S. Bancorp Fund Services, LLC	Commonwealth Fund Services, Inc
Custodian	U.S. Bank, N.A.	U.S. Bank, N.A.
Distributor	Foreside Financial Services, LLC	Foreside Financial Services, LLC
Independent Registered Public Accounting Firm	Cohen & Company, Ltd.	Cohen & Company, Ltd.
Counsel	Practus, LLP	Practus, LLP

Comparison of Share Class and Distribution Arrangements

The aggregate net asset value of the Acquiring Fund’s shares to be credited to the corresponding Acquired Fund’s shareholders will be equal to the aggregate net asset value of the corresponding Acquired Fund’s shares owned by the Acquired Fund’s shareholders on the Closing Date of the Reorganization. The Acquired Fund and the Acquiring Fund each have one share class. The following section describes the distribution arrangements for the Acquired Fund and the Acquiring Fund.

Distribution Arrangements. Foreside Financial Services, LLC (“FFS”), a subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group) is the principal underwriter for the Acquired Fund and the Acquiring Fund pursuant to separate written distribution agreements with Cook & Bynum Funds Trust and World Funds Trust, respectively (together the “Distribution Agreements”). The Distribution Agreements provide that FFS is the principal underwriter for the distribution of shares of each such Fund during the continuous public offering of such shares.

Comparison of Purchase and Redemption Procedures and Exchange Privileges

The purchase procedures and redemption procedures employed by the Acquired Fund and the Acquiring Fund are substantially similar. Purchases of Fund shares are made at the Fund’s net asset value calculated after the Fund receives your purchase request in proper form. Each Fund redeems its shares at the net asset value next determined after receipt of redemption request in proper form. Neither the shareholders of the Acquired Fund nor the Acquiring Fund are subject to a front-end sales charge or a deferred sales charge. The Acquired Fund charges a redemption fee of 2.00% on Fund shares redeemed in 60 days or less from the date of purchase, however, the Acquiring Fund will not charge a redemption fee. No sales load, commission, redemption fee, transaction fee or similar fee will be charged to Acquired Fund shareholders in connection with the Reorganization. Please reference the section of this Combined Proxy Statement/Prospectus titled “Additional Information About the Acquiring Fund”.

Tax Information

Each of the Acquired Fund and the Acquiring Fund are currently taxed as a RIC under the Code. After the Reorganization, the Acquiring Fund intends to qualify and remain qualified as a RIC under the Code. The Acquiring Fund will qualify as an RIC if, among other things, it meets the source-of-income and the asset-diversification requirements. If the Acquiring Fund qualifies as a RIC and distributes to its shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Code without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed, the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders. Shareholders also may wish to consult with their own tax advisers, including application of state and local taxes.

Pricing of Fund Shares and Valuation

Each of the Acquired Fund and the Acquiring Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time, each business day). Each Fund’s NAV is the value of a single Fund share. Each Fund determines its NAV by adding the values of its investments, cash and other assets, subtracting its liabilities, and dividing the result by the number of Fund shares outstanding. An order for Fund shares received after the close of regular trading on the NYSE will be affected at the NAV determined on the next business day.

Each of the Acquired Fund and the Acquiring Fund value their portfolio securities and other assets based on current market values when such values are readily available. Securities and other assets for which market quotations are not readily available are valued using the investment’s fair value as determined in good faith by the adviser pursuant to procedures approved by the Fund’s Board of Trustees. The Board has appointed the adviser as valuation designee (the “Valuation Designee”) to be responsible for all fair value determinations for the Fund. Each Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, each Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.

The Valuation Designee may use fair value pricing under circumstances that include, but are not limited to, the early closing of the exchange on which a security is traded, suspension of trading in the security, or the release of significant news after the close of regular trading on the NYSE. In addition, the Valuation Designee may use fair value pricing for securities traded in non-U.S. markets because, among other factors, foreign markets may be closed on days or times when U.S. markets are open. When the Fund holds securities traded in foreign markets that close prior to U.S. markets, significant events, including company specific developments or broad market moves, may affect the value of foreign securities held by the Fund. This is because the Fund’s NAV is calculated based on closing prices of the portfolio’s securities as of the close of trading on the NYSE, which gives rise to the possibility that events may have occurred in the interim that would affect the value of these securities and thus, as with U.S. securities, would need to be valued by the Valuation Designee. Consequently, a Fund’s NAV may be affected during a period when shareholders are unable to purchase or redeem their shares in the Fund. It is intended that the use of the Valuation Designee’s pricing procedures will result in adjustments to closing market prices of foreign securities that reflect what is believed to be the fair value of those securities at the time the Fund’s NAV is calculated. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with thinly-traded domestic securities, debt securities, or other assets held by the Fund. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Market Timing

The Acquired Fund was created as a vehicle for long-term investors and not for those who wish to frequently trade shares. The Acquired Fund adopted a 2% redemption fee on Fund shares redeemed in 60 days or less from the date of purchase in order to discourage short term trading. The Acquired Fund and the Acquiring Fund have substantively similar market timing policies and procedures, although the Acquiring Fund does not charge a redemption fee. The adviser and the Board of Trustee do not believe that investors or speculators seeking to profit from day-to-day fluctuations in stock prices and mutual fund portfolios as a whole should be shareholders of the Funds. In the opinion of the Fund’s management and the Board, short-term trading of Fund shares creates risks for the Fund and its long-term shareholders, including disruptions in carrying out the Fund’s investment strategies, increases in administrative and transaction costs, and potential dilution from traders successful at seeking short-term profits. Each Fund’s Board of Trustees has approved certain market timing policies and procedures in an effort to protect a Fund and its shareholders from potentially harmful trading activity. In order to discourage behavior that can potentially hurt the Fund and its long-term shareholders, the Fund and the Board have adopted policies and procedures with respect to market timing and the frequent purchase and redemption of Fund shares. Under its market timing policies and procedures, the Acquiring Fund will rely on its Chief Compliance Officer to work in conjunction with the Transfer Agent (or another Fund agent) to monitor trading patterns that may constitute abusive market timing activities. The Acquiring Fund’s market timing policy establishes a presumption of abusive trading for any investor that attempts to complete four purchase and redemption transactions of shares from the same Fund (“round-trip”) within a rolling 12-month period, while the Acquired Fund’s policy establishes this presumption if any investor attempts three round-trips in a 90-day period. If the Chief Compliance Officer determines that impermissible market timing has occurred, future purchases may be restricted or prohibited. However, sales of Fund shares back to the Fund or redemptions will continue as permitted by the terms disclosed in this Prospectus. The Funds do not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders. There is no guarantee that the Acquired Fund or the Acquiring Fund will be able to identify possible market timing activity or that market timing will not occur in the Fund. The Funds do not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders.

Comparison of Dividend and Distribution Policies and Fiscal Years

Dividend and Distribution Policies. The Acquired Fund and the Acquiring Fund expect to pay dividends from net investment income at least annually. The Funds will make distributions of its net realized capital gains (after any reductions for capital loss carry forwards) once a year as required. The amount of dividends and distributions will vary, and there is no guarantee that the Acquired Fund or the Acquiring Fund will pay either a dividend from net investment income or a capital gains distribution. Unless a shareholder elects to have dividends and/or distributions paid in cash, dividends and/or distributions will be reinvested in additional shares of the Fund.

Fiscal Years. The Acquired Fund and the Acquiring Fund have the same fiscal year end: September 30.

Comparison of Business Structures, Shareholder Rights, and Applicable Law

The Acquired Fund is a series of the Cook & Bynum Funds Trust, a Delaware statutory trust, and the Acquiring Fund is a series of the World Funds Trust, which is also organized as a Delaware statutory trust. Shareholder rights are defined principally by the respective Fund’s governing instruments of these entities.

The following is a discussion of material provisions of the governing instruments and governing laws of the Acquired Fund and Acquiring Fund, but is not a complete description thereof. Further information about each Fund’s governance structure is contained in its governing instruments, which are on file with the EDGAR data base of the U.S. Securities Exchange Commission.

Shares. When issued on the terms determined by the Trustees, shares of both the Acquired Fund and its corresponding Acquiring Fund are fully paid and non-assessable and shall have no preemptive rights except as may be provided for in the Agreement and Declaration of Trust. Each share of both the Acquired Fund and its corresponding Acquiring Fund represents an equal interest in such Fund.

Organization and Governing Law. The Cook & Bynum Funds Trust and the World Funds Trust are each organized as a Delaware statutory trust. Each of the Cook & Bynum Funds Trust and the World Funds Trust is governed by its Declaration of Trust and its By-Laws (which are sometimes referred to as their “governing instruments” in this section), and its business and affairs are managed under the supervision of its Board of Trustees. Each Fund is subject to the federal securities laws, including the 1940 Act, and the rules and regulations promulgated by the U. S. Securities and Exchange Commission thereunder.

Shareholder Meetings. Neither the Acquired Fund nor the Acquiring Fund are required to hold annual shareholders’ meetings.

Quorum. The Acquired Fund and the Acquiring Fund have substantively similar quorum requirements for shareholders’ meeting. The presence of holders of 33 and 1/3rd percent of the shares of the Fund entitled to vote on any matter at a meeting, present in person or by proxy shall constitute a quorum at a meeting of Shareholders, unless a higher quorum is required by any provision of applicable law or the governing instruments.

Number of Votes; Aggregate Voting. For the Acquired Fund and the Acquiring Fund, each shareholder is entitled to one vote for each full or whole share held, and a fractional vote for each fractional share held, as of the record date, as to any matter on which such shareholder is entitled to vote.

Right to Vote. Shareholders of the Acquired Fund have the power to vote with respect to certain matters, generally including: the election or removal of Trustees, any investment advisory agreement, certain amendments to its Agreement and Declaration of Trust and such additional matters relating to the Cook & Bynum Funds Trust as may be required or authorized by law or the governing documents. Pursuant to the applicable governing instruments, shareholders of the Acquiring shall have power to vote only for the election of Trustees, including the filling of any vacancies in the Board of Trustees; with respect to such additional matters relating to the World Funds Trust as may be required by the Declaration of Trust, the By-Laws, the 1940 Act or any registration statement of the Trust filed with the SEC; and on such other matters as the Board of Trustees may consider necessary or desirable.

Mergers and Reorganizations. The Board of Trustees of each of the Acquired Fund and the Acquiring Fund may merge or reorganize the Fund into another trust or business entity without shareholder approval, unless required by applicable law or the Fund’s governing instruments.

Dissolution of a Fund. The Acquired Fund and the Acquiring Fund may be liquidated by its respective Board of Trustees without shareholder approval.

Liability of Shareholders. Subject to the terms of the governing instruments, shareholders of the Cook & Bynum Funds Trust and the World Funds Trust generally will not be subject to personal liability for the obligations of a Fund.

Terms of the Reorganization

The terms and conditions under which the Reorganization may be consummated are set forth in the Agreement. Certain provisions of the Agreement are summarized below. A copy of the Agreement is included in the section entitled “FORM OF AGREEMENT AND PLAN OF REORGANIZATION” in this Combined Proxy Statement/Prospectus.

With respect to the Reorganization, if shareholders of the Acquired Fund approve the Agreement and other closing conditions are satisfied or waived (to the extent legally permissible), the assets (as defined in the Agreement) of the Acquired Fund will be delivered to the Acquiring Fund’s custodian for the account of the corresponding Acquiring Fund in exchange for the assumption by the Acquiring Fund of the liabilities (as defined in the Agreement) of the Acquired Fund and delivery by the Acquiring Fund to the holders of record as of the Closing (defined below) of the issued and outstanding shares of the Acquired Fund of a number of shares of the Acquiring Fund (including, if applicable, fractional shares rounded to the nearest thousandth), having an aggregate net asset value equal to the aggregate net asset value of the Acquired Fund so transferred, all determined and adjusted as provided in the Agreement. The value of your account with the Acquiring Fund immediately after the Reorganization will be the same as the value of your account with the Acquired Fund immediately prior to the Reorganization.

If shareholders of the Acquired Fund approve the Agreement and if all the closing conditions set forth in the Agreement are satisfied or waived, consummation of the Reorganization (the “Closing”) is expected to occur on or about October 4, 2024 (the “Closing Date”). The Closing of the Reorganization shall take place as of the finalization of the Acquired Fund’s net asset value on the Closing Date, unless otherwise agreed to by the parties. All computations of value are to be made by the Acquired Fund using the valuation procedures established by such Fund's Board of Trustees. The valuation of the Acquired Fund’s assets shall be calculated following the close of regular trading on the NYSE on the Closing Date on the basis of values calculated as of the close of regular trading on the NYSE on the Closing Date. On or before the Closing Date, some securities held by the Acquired Fund may be unable to be transferred to the corresponding Acquiring Fund because the Acquiring Fund would not be permitted to hold such securities (i) under applicable law or (ii) because the transfer of such securities would result in material operational or administrative difficulties, however it is currently expected that no portfolio repositioning or de minimis portfolio repositioning will be required to consummate the Reorganization. Under such circumstances, the Acquired Fund may, to the extent permissible and consistent with its own investment objectives and policies and the fiduciary duties of the investment adviser, liquidate such investments prior to the Closing Date. The Acquired Fund may temporarily deviate from its investment strategy with respect to these select securities and may incur certain related costs.

Following receipt of the requisite shareholder vote in favor of the Reorganization and prior to the opening of trading on the NYSE next following the Closing Date, the Acquired Fund will distribute to its shareholders of record the shares of the Acquiring Fund received by the Acquired Fund, on a pro rata basis. Additionally, as soon as reasonably practicable after the Closing, the outstanding shares of the Acquired Fund will be redeemed and cancelled as permitted by, and in accordance with, its governing instruments and applicable law.

The Reorganization may not close unless certain conditions are met or waived. If such conditions are not met or waived, the Reorganization will not be consummated, even if shareholders of the Acquired Fund approved the Agreement, and the Acquired Fund will not be reorganized into the Acquiring Fund. If this occurs, the Board of Trustees of the Cook & Bynum Funds Trust will consider what additional action, if any, for The Cook & Bynum Fund to take.

The Agreement may be terminated and the Reorganization may be abandoned at any time prior to the Closing Date by mutual agreement of the parties, or by either party if the Closing does not occur on or before October 4, 2024, or if one or more of the parties shall have materially breached its obligations under the Agreement. The Agreement may be amended or modified in a writing signed by the parties to the Agreement.

U.S. Federal Income Tax Consequences

The Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization described in Section 368(a)(1)(F) of the Code. As a condition to the Closing of the Reorganization, the Acquired Fund and its corresponding Acquiring Fund will receive a legal opinion from Practus LLP substantially to the effect that for U.S. federal income tax purposes:

(1)	The transfer of the Acquired Fund’s assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption of the Acquired Fund’s liabilities, followed by a distribution of those shares to the shareholders of the Acquired Fund and the termination of the Acquired Fund will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code;

(2)	No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;

(3)	The basis in the hands of the Acquiring Fund of the assets of the Acquired Fund transferred to the Acquiring Fund in the Reorganization will be the same as the basis of such assets in the hands of the Acquired Fund immediately prior to the transfer;

(4)	The holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund;

(5)	No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund’s assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund or upon the distribution (whether actual or constructive) by the Acquired Fund of shares of the Acquiring Fund to the shareholders of the Acquired Fund in liquidation;

(6)	The shareholders of the Acquired Fund will not recognize a gain or loss upon the exchange of their shares of the Acquired Fund solely for shares of the Acquiring Fund as part of the Reorganization;

(7)	The aggregate basis of the shares of the Acquiring Fund that the shareholders of the Acquired Fund receive in connection with the Reorganization will be the same as the aggregate basis of their respective shares in the Acquired Fund exchanged therefor;

(8)	The holding period for the shares of the Acquiring Fund that a shareholder of the Acquired Fund receives in the Reorganization will include the period for which it held the shares of the Acquired Fund exchanged therefor, provided that on the date of the exchange it held such shares of the Acquired Fund as capital assets; and

(9)	The Reorganization will not result in the termination of the Acquired Fund’s taxable year and the Acquired Fund’s tax attributes enumerated in Section 381(c) of the Code will be taken into account by the Acquiring Fund without limitation.

The opinion will be based on certain factual certifications made by the Funds and will also be based on customary assumptions. It is possible that the Internal Revenue Service (“IRS”) could disagree with counsel’s opinion. Opinions of counsel are not binding upon the IRS or the courts. Practus LLP will express no view with respect to the effect of the Reorganization on any transferred assets as to which any unrealized gain or loss is required to be recognized under U.S. federal income tax principles (i) at the end of a taxable year or upon termination thereof or (ii) upon the transfer of such assets regardless of whether such a transfer would otherwise be a non-taxable transaction under the Code.

This description of the U.S. federal income tax consequences of the Reorganization does not take into account shareholders’ particular facts and circumstances. Consult your tax adviser about the effect of U.S. federal, state, local, foreign, and other tax laws.

Accounting Treatment

The Acquiring Fund does not have any operating or performance history, and it is expected that upon completion of the proposed Reorganization, the Acquiring Fund will continue the historical performance information of the corresponding Acquired Fund, and the accounting books and records of the Acquired Fund will become the accounting books and records of the Acquiring Fund.

BOARD CONSIDERATIONS

The Cook & Bynum Funds Trust Board, including a majority of the Trustees who are not “interested persons” of Cook & Bynum Funds Trust as that term is defined in the 1940 Act (“Independent Trustees”), approved the Reorganization and the Agreement. In approving the Reorganization, the Cook & Bynum Trust Board determined that: (i) participation in the Reorganization is in the best interest of the Acquired Fund and its shareholders; and (ii) the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.

In making these determinations, the Cook & Bynum Funds Trust Board reviewed and considered information provided to them to assist them in evaluating the Reorganization, such as information relating to: the terms of the Agreement; the Acquiring Fund’s investment objective, investment strategy and risks; the Acquiring Fund’s fee structure, as compared to the corresponding Cook & Bynum Fund’s fee structure; the Acquiring Fund’s investment adviser and other service providers; The Cook & Bynum Fund’s historical performance; CBCM’s historical relationship with The Cook & Bynum Fund; the U.S. federal income tax consequences of the Reorganization; the fees and costs anticipated to be incurred in connection with the Reorganization and the fact that CBCM would be responsible for absorbing such fees and costs; and the recommendations of CBCM, among other relevant information.

The Trustees did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the Agreement. Rather, the approval determinations were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken in their entirety. Although not meant to be all-inclusive, the following were some of the factors considered by the Cook & Bynum Trust Board in making their determination to approve the Reorganization:

●	The current advisory fee of the Acquired Fund and the proposed advisory fee of the Acquiring Fund, observing that the annual contractual advisory fee for both the Acquired Fund and the Acquiring Fund is 1.49% of each such Fund’s daily net assets; The Cook & Bynum Trust Board noted that the Acquiring Fund will experience the same total annual fund operating expenses after the Reorganization as compared to the Acquired Fund’s current total annual fund operating expenses, considering the effect of an expense limitation agreement entered into with CBCM;

●	CBCM will pay all of the fees and expenses of the Reorganization as set forth in the Agreement;

●	The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes. Furthermore, the Board of Trustees of Cook & Bynum Funds Trust has noted that the Acquired Fund has favorable historical performance and does not believe it to be advantageous to shareholders to cause a taxable event by the liquidation of the Acquired Fund;

●	The terms and conditions of the Agreement, including the Acquiring Fund’s assumption of all of the liabilities of the corresponding Acquired Fund.

●	The similarities and differences between the investment objectives, principal investment strategies and risks of the Acquired Fund and those of the corresponding Acquiring Fund. In this regard, the Board noted that the Acquired Fund and the Acquiring Fund have the same investment objective and substantially similar principal investment strategies and risks. The Trustees noted that the Acquired Fund has an investment strategy limitation for investments in emerging market securities of 60% of the Fund’s assets, the Acquiring Fund may invest more of its assets in emerging market securities, up to 100% of its assets;

●	CBCM, the current adviser to the Acquired Fund, will continue to advise the Acquiring Fund after the Reorganization;

●	The historical investment performance records of the Acquired Fund and the investment strategies that will be used by the proposed portfolio managers in managing the Acquiring Fund following the Reorganization. The Cook & Bynum Fund’s current portfolio manager, Richard P. Cook, is expected to be the portfolio manager for the Acquiring Fund after the Reorganization. In this regard, the Board noted that the Acquiring Fund will adopt the accounting and performance track record of the Acquired Fund;

●	CBCM has subsidized part of the Acquired Fund’s expenses through an expense limitation agreement since the Fund’s inception in 2009; however, the Trustees observed that CBCM could reduce this subsidy of the Fund’s operating expenses for an extended period of time by lowering total expenses for the Fund over time through a reorganization into the Acquiring Fund. As part of a series trust with multiple portfolios, certain common expenses for the World Funds Trust applicable to the Acquiring Fund may be lower over time than similar expenses currently paid by the Acquired Fund as part of the Cook & Bynum Funds Trust. Accordingly, Acquired Fund’s shareholders may benefit from potential long-term economies of scale that may result from the consummation of the Reorganization. The Trustees further observed that given there will be no immediate reduction in the Acquired Fund’s overall expense ratio considering the effect of CBCM’s expense limitation agreement at the closing of the Reorganization, CBCM’s reduced subsidy of Fund expenses is a benefit to CBCM and not shareholders of the Acquired Fund;

●	The Board of Trustees also considered that because World Funds Trust has a greater number of portfolios and investment advisers than the current Cook & Bynum Funds Trust, the Acquiring Fund may have greater marketplace exposure for its unique investment strategy than the Acquired Fund does as part of a single series trust, with one adviser. World Funds Trust provides marketplace exposure for its portfolios and advisers through a webpage highlighting its individual money managers and the portfolios in the trust they advise. The Board of Trustees further considered that because the Acquiring Fund would be part of a larger series trust with greater marketplace exposure than the Acquired Fund’s current single-series trust format, this may lead to an increase in assets over time for the Acquiring Fund, which may lower the Fund’s total annual fund operating expenses; and

●	The transition from the Acquired Fund’s current service providers to the Acquiring Fund’s service providers following the Reorganization, observing that the Acquired Fund’s current custodian, U.S. Bank, N.A. is to be the custodian of the Acquiring Fund after the Reorganization.

Based on all the foregoing, The Cook & Bynum Trust Board concluded that the Acquiring Fund’s participation in the proposed Reorganization would be in the best interests of the Acquired Fund and would not dilute the interests of its existing shareholders. The Cook & Bynum Trust Board, including those Board members who are not “interested persons” of the Cook & Bynum Funds Trust, as defined in the 1940 Act, unanimously recommends that shareholders of the Acquired Fund approve the Agreement for the reorganization of the Acquired Fund into the Acquiring Fund.

ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUND AND THE ACQUIRING FUND

The Cook & Bynum Fund’s prospectus, SAI, most recent Annual Report to Shareholders containing audited financial statements for the most recent fiscal year, and most recent Semi-Annual Report to Shareholders are available, free of charge, on The Cook & Bynum Fund’s website at www.cookandbynum.com/cobyx. To receive a free copy of the SAI or the Annual Report to Shareholders or Semi-Annual Report to Shareholders, write to Cook & Bynum Fund, 2830 Cahaba Road, Birmingham, Alabama 35223, by calling toll free 877-839-COBY (2629).

Financial highlights for The Cook & Bynum Fund are included in the section entitled “FINANCIAL HIGHLIGHTS” in this Combined Proxy Statement/Prospectus. The financial statements and financial highlights of The Cook & Bynum Fund, incorporated by reference from the Annual Report on Form N-CSR for the fiscal year ended September 30, 2023 have been audited by Cohen & Company, Ltd., an independent registered public accounting firm. Such financial statements and financial highlights have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. Financial highlights for the period ended March 31, 2024 are included in the Acquired Fund’s semi-annual report, which is unaudited. The “FINANCIAL HIGHLIGHTS” information in this Proxy Statement/Prospectus supplements and should be read in conjunction with the foregoing information.

Information as to the performance of The Cook & Bynum Fund are included in the section entitled “PERFORMANCE” in this Combined Proxy Statement/Prospectus.

The Acquiring Fund is a newly organized “shell” series of World Funds Trust and has no operating or performance history prior to the Reorganization. To receive a copy of the Acquiring Fund’s prospectus and SAI, please call toll free at 877-839-COBY (2629).

INFORMATION ON VOTING

Only shareholders of record of the Acquired Fund as of the close of business on the Record Date of August 12, 2024, will be entitled to notice of, and to vote at, the Meeting or any adjournments or postponements thereof. The number of outstanding shares of the Acquired Fund on the Record Date is as follows: 4,596,251.

Each shareholder of the Acquired Fund is entitled to one vote for each whole fund share and a proportional fractional vote for each fractional share. Shareholders of the Acquired Fund will vote as a single class on the Agreement.

Your proxy will grant the authority to vote and act on your behalf at the Meeting. A validly executed proxy which does not state that it is irrevocable shall continue in full force and effect unless (i) revoked by the shareholder executing it by a written notice delivered to the Cook & Bynum Funds Trust prior to the exercise of the proxy or by the shareholder’s execution of a subsequent proxy or attendance and vote in person at the meeting; or (ii) written notice of the death or incapacity of the shareholder is received by the Cook & Bynum Funds Trust before the proxy’s vote is counted. Unless revoked, all valid and executed Voting Instruction Cards will be voted in accordance with the specifications thereon. Cook & Bynum Fund shareholders may vote while attending the Meeting. However, you do not need to attend the Meeting to vote your shares. Instead, you may complete, sign and return the enclosed voting instruction card or vote by telephone or through the Internet.

If a Voting Instruction Card is properly executed and returned in time to be voted at the Meeting, the proxies named on the card will vote the shares represented by the proxy in accordance with the instructions marked on the card. If a shareholder simply signs, dates and returns a Voting Instruction Card, but does not specify a vote on the Proposal, the proxy will be voted FOR the Proposal.

Quorum Requirement and Adjournment

A quorum of shareholders is necessary to hold a valid shareholder’s meeting. For the Acquired Fund, thirty-three and one-third percent (33−1/3%) of the shares outstanding and entitled to vote present in person or represented by proxy at a Meeting shall constitute a quorum at such meeting. Abstentions will count as shares present at the Meeting for purposes of establishing a quorum. Abstentions will not count as votes cast for or against any proposals. Under the rules applicable to broker-dealers, if your broker holds your shares in its name, the broker will not be entitled to vote your shares if it has not received instructions from you. Because the Proposal is treated as “non-routine” under applicable legal requirements and there are no routine proposals to be considered at the Meeting, there will not be any “broker non-votes” and therefore broker non-votes will have no effect on quorum.

The Meeting, whether or not a quorum is present, may be adjourned from time to time (and at any time during the course of the Meeting) by vote of a majority of the votes cast by those shareholders present in person or by proxy, or by the chairman of the Meeting. In the absence of a quorum with respect to the Acquiring Fund, or in the event that a quorum is present at the Meeting with respect to the Acquired Fund, but sufficient votes to approve the Proposal are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments or postponements of the Meeting to permit further solicitation of proxies. The persons named as proxies will vote proxies that they are entitled to vote in favor of the Proposal in favor of such an adjournment and will vote those proxies required to be voted against the Proposal against such adjournment.

Vote Necessary to Approve the Agreement

For the Acquired Fund, assuming a quorum is present at the Meeting, shareholder approval of the Proposal requires the affirmative vote of a majority of the votes cast by the shareholders entitled to vote on the Reorganization. Since abstentions are counted as present but not as votes cast at the Meeting they have the same effect as a vote against the Proposal. Broker non-votes will have no effect on the vote’s outcome because there will not be any broker non-votes.

Proxy Solicitation

The Cook & Bynum Funds Trust has engaged the services of EQ Fund Solutions LLC (“EQFS” or the “Solicitor”), a proxy services firm, to assist in the solicitation of proxies for the Meeting. EQFS is responsible for printing proxy cards, mailing proxy material to shareholders, soliciting broker-dealer firms, custodians, nominees and fiduciaries, tabulating the returned proxies and performing other proxy solicitation services. The anticipated cost of these services is approximately $16,000 and will be paid by Cook & Bynum Capital Management, LLC as a cost of the Reorganization. Proxies are expected to be solicited principally by the mailing of this Combined Proxy Statement/Prospectus, but proxies may also be solicited by telephone and/or in person by representatives of the Acquired Fund, regular employees of CBCM or its affiliate(s), or the Solicitor may also solicit proxies by telephone, facsimile or in person. If we have not received your vote as the date of the Meeting approaches, you may receive a telephone call from one of these parties to ask for your vote.

Other Matters

Management is not aware of any matters to be presented at the Meeting other than as is discussed in this Combined Proxy Statement/Prospectus. If any other matters properly come before the Meeting, the shares represented by proxies will be voted by the proxies in accordance with their best judgment.

CAPITALIZATION

The following tables set forth, for the Reorganization, the total net assets, number of shares outstanding and net asset value per share of the Acquired Fund and its Acquiring Fund. This information is generally referred to as the “capitalization” of a Fund. The term “pro forma capitalization” means the expected capitalization of an Acquiring Fund after it has combined with the corresponding Acquired Fund. The following tables are as of March 31, 2024 and assume that the Reorganization has taken place as of that date. The capitalizations will be different on the Closing Date based on various factors, such as daily share purchase, redemption, and market activity. The Acquired Fund will be the accounting and performance survivor in the Reorganization, with the result that the corresponding Acquiring Fund, as the corporate survivor in the Reorganization, shall adopt the accounting and performance history of the Acquired Fund.

	Acquired Fund	Acquiring Fund	Pro Forma Adjustments*	Acquiring Fund (pro forma)
Net Assets:
	$77,207,104	$0	$0	$77, 207,104

Net Asset Value Per Share:
	$16.79	$0	$0	$16.79

Shares Outstanding:	4,597,370	0	0	4,597,370

*	There are no Pro forma adjustments that impact the Net Assets or Net Asset Value Per Share because the expense cap is the same for both the Acquired and the Acquiring Fund. The Acquired Fund’s valuation procedures will be used to value the assets of the Fund for purposes of the Reorganization.

OWNERSHIP OF SHARES

A list of the name, address and percent ownership of each person who, as of August 12, 2024, to the knowledge of the Acquired Fund, owned of record 5% or more of the outstanding shares of such Fund is as follows:

REGISTRATION	SHARES	PERCENT OWNERSHIP OF FUND	TYPE OF OWNER
CHARLES SCHWAB & CO INC SPECIAL CUSTODY A/C FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105-1901	3,605,784.686	78.45%	RECORD

The ownership of shares of the Acquired Fund by executive officers and trustees of Cook & Bynum Funds Trust as a group constituted less than 1% of the outstanding shares of the Acquired Fund as of August 12, 2024. The Acquiring Fund is a newly organized shell fund created to acquire the assets and assume the liabilities of the corresponding Acquired Fund and, as of the date of this Combined Proxy Statement/Prospectus, the Acquiring Fund does not have any shareholders.

SHAREHOLDER PROPOSALS

The Cook & Bynum Funds Trust is not required to, and does not, hold annual shareholder meetings. Nonetheless, The Cook & Bynum Funds Trust’s Board of Trustees may call a special meeting of shareholders for action by shareholder vote as may be required by the 1940 Act or as required or permitted by The Cook & Bynum Fund Trust’s governing instruments. A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of a Cook & Bynum Fund hereafter called should send the proposal to The Cook & Bynum Fund at the principal offices of Cook & Bynum Funds Trust so that it is received within a reasonable time before the proxy materials are printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable federal and state laws.

If shareholders of the Acquired Fund approve the Agreement, and certain other closing conditions are satisfied or waived, the shareholders will become shareholders of the corresponding Acquiring Fund and, thereafter, will be subject to the notice requirements of the Acquiring Fund. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in the proxy statement because certain rules under the federal securities laws must be complied with before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at the Meeting. For a shareholder proposal to be considered at a shareholder meeting, it must be a proper matter for consideration under applicable law.

SHAREHOLDER COMMUNICATIONS WITH THE BOARD OF TRUSTEES

If a shareholder wishes to send a communication to the Board of Trustees of Cook & Bynum Funds Trust, or to a specified Trustee, the communication should be submitted in writing to the Secretary of Cook & Bynum Funds Trust at 2830 Cahaba Road, Birmingham, Alabama 35223, who will forward such communication as appropriate.

HOUSEHOLDING

It is the policy of The Cook & Bynum Fund to mail only one copy of this Combined Proxy Statement/Prospectus to all shareholders who share a single address and share the same last name, unless the Fund has received instructions to the contrary. If you would like to obtain an additional copy of this Combined Proxy Statement/Prospectus, free of charge, write to Cook & Bynum Fund, 2830 Cahaba Road, Birmingham, Alabama 35223 or call toll-free 877-837-COBY (2629). If you received a Proxy Statement/Prospectus for each shareholder at your address and would like to receive a single copy in the future, please contact the Secretary of The Cook & Bynum Fund as instructed above.

ACQUIRED FUND AND CORRESPONDING ACQUIRING FUND

ACQUIRED FUND, A SERIES OF COOK & BYNUM FUNDS TRUST	ACQUIRING FUND, A SERIES OF WORLD FUNDS TRUST
The Cook & Bynum Fund	The Cook & Bynum Fund

PROSPECTUSES INCORPORATED BY REFERENCE

INTO THE COMBINED PROXY STATEMENT/PROSPECTUS

COOK & BYNUM FUNDS TRUST

(File No. 333-158133)

The Cook & Bynum Fund Prospectus  dated January 29, 2024 (Accession No. 0000894189-24-000514)

WORLD FUNDS TRUST

(File No. 333-148723)

The Cook & Bynum Fund Prospectus dated August 22, 2024 (Accession No . 0001999371-24-010465)

COMPARISON OF FUNDAMENTAL INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions for The Cook & Bynum Fund	Fundamental Investment Restrictions for the Acquiring Fund	Material Difference
The Fund may not concentrate investments in an industry, as concentration may be defined under the 1940 Act or the rules and regulations thereunder (as such statute, rules, or regulations may be amended from time to time) or by guidance regarding, interpretations of, or exemptive orders under, the 1940 Act or the rules or regulations thereunder published by appropriate regulatory authorities.

The Fund may not concentrate investments in an industry, as concentration may be defined under the 1940 Act or the rules and regulations thereunder (as such statute, rules, or regulations may be amended from time to time) or by guidance regarding, interpretations of, or exemptive orders under, the 1940 Act or the rules or regulations thereunder published by appropriate regulatory authorities.

None
The Fund may not issue any senior security (as that term is defined in the 1940 Act) or borrow money, except to the extent permitted by the 1940 Act or the rules and regulations thereunder (as such statute, rules, or regulations may be amended from time to time) or by guidance regarding, or interpretations of, or exemptive orders under, the 1940 Act or the rules or regulations thereunder published by appropriate regulatory authorities.

The Fund may not issue any senior security (as that term is defined in the 1940 Act) or borrow money, except to the extent permitted by the 1940 Act or the rules and regulations thereunder (as such statute, rules, or regulations may be amended from time to time) or by guidance regarding, or interpretations of, or exemptive orders under, the 1940 Act or the rules or regulations thereunder published by appropriate regulatory authorities.

None

The Fund may not act as an underwriter of securities, except that the Fund may acquire restricted securities under circumstances in which, if such securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.

The Fund may not act as an underwriter of securities, except that the Fund may acquire restricted securities under circumstances in which, if such securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.

None

The Fund may not make loans, except through (i) the purchase of debt obligations in accordance with its investment objective and policies; (ii) the lending of portfolio securities; or (iii) the use of repurchase agreements.

	The Fund may not make loans, except through (i) the purchase of debt obligations in accordance with its investment objective and policies; (ii) the lending of portfolio securities; or (iii) the use of repurchase agreements.	None

The Fund may not purchase or sell commodities, except that the Fund may enter into futures contracts, options on futures contracts, and privately negotiated contracts for the current or future delivery of commodities.

The Fund may not purchase or sell commodities, except that the Fund may enter into futures contracts, options on futures contracts, and privately negotiated contracts for the current or future delivery of commodities.

None

The Fund may not purchase or sell real estate, except that it may dispose of real estate acquired as a result of the ownership of securities or other instruments. This restriction does not prohibit the Fund from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business.

	The Fund may not purchase or sell real estate, except that it may dispose of real estate acquired as a result of the ownership of securities or other instruments. This restriction does not prohibit the Fund from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business.	None

COMPARISON OF INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

	Cook & Bynum Fund	Acquiring Fund	Material Difference
Investment Objective	Long-term growth of capital.	Long-term growth of capital.	None
Principal Investment Strategies

The Fund pursues its objective of long-term growth of capital by investing in a select few global public equities using an absolute value investing philosophy. The Fund’s investment decisions are driven by the application of the Adviser’s core investment criteria and are informed by rigorous, immersive research. The Adviser travels globally to learn about a company’s customers, appraise its competitors, meet its managers, visit its facilities, and survey its operations in action. These efforts are guided by the belief that first-person observations in the field are critical to appropriately evaluate each investment opportunity.

The Adviser’s iterative investment process is built around four core criteria and is designed to challenge assumptions, refine conclusions, and mitigate psychological misjudgments:

1)    Circle of Competence. The Adviser must be able to understand the core economics of a business and reliably predict its financial prospects. The Fund’s primary focus is avoiding mistakes that lead to permanent losses of capital, so the Adviser believes its ability to recognize the limitations of its knowledge is as important as its ability to execute its competencies when evaluating an idea.

2.    Business. The Adviser evaluates whether a business has sustainable competitive advantages that produce predictable free cash flows and yield attractive returns on equity over an extended period of time. Without a “moat,” a company’s results are difficult to effectively forecast.

3)    People. The Adviser seeks to invest alongside management teams who view shareholders as partners. Trustworthiness and intellectual honesty are required leadership traits for managers of qualifying businesses. Other important markers include energy, consistency, a thoughtful capital allocation framework, and conservative accounting practices.

The Fund pursues its objective of long-term growth of capital by investing in a select few global public equities using an absolute value investing philosophy. The Fund’s investment decisions are driven by the application of the Adviser’s core investment criteria and are informed by rigorous, immersive research. The Adviser travels globally to learn about a company’s customers, appraise its competitors, meet its managers, visit its facilities, and survey its operations in action. These efforts are guided by the belief that first-person observations in the field are critical to appropriately evaluate each investment opportunity. The Fund is a “non-diversified” investment company for purposes of the Investment Company Act of 1940, and thus invests its assets in a smaller number of securities than many other funds.

The Adviser’s iterative investment process is built around four core criteria and is designed to challenge past or popular assumptions, refine investment conclusions, and mitigate psychological misjudgments (e.g., loss aversion, recency bias, availability bias, and confirmation bias) in identifying individual security selection choices:

1)   Circle of Competence. The Adviser must be able to understand the core economics of a business and reliably predict its financial prospects. The Fund’s primary focus is avoiding investment mistakes that lead to permanent losses of capital, so the Adviser believes its ability to recognize the limitations of its knowledge is as important as its ability to perform fundamental research when evaluating an investment idea and its decision to invest in a security. Examples of the Adviser’s limitations of knowledge as concerns evaluating a potential investment idea may include the lack of access to reliable financial statements with respect to the business, the inability to understand a customer’s decision as concerns purchasing goods or services from the business, and inability to quantify the business’s legal liability and potential for losses affecting its financial prospects. The Adviser aims to grow its circle of competence over time through rigorous and comprehensive investment research with respect to businesses in which the Fund may invest, yet the limits of its circle of competence may also change over time due to technological, competitive, social, political, or other developments affecting an industry or particular business. The Advisers deems a business, industry, or geography within its circle of competence if it believes it understands and can reliably predict its financial prospects.

The principal investment strategies are materially the same, except that the Acquiring Fund may invest up to 100% of its assets in foreign securities from emerging markets.

4)    Price. After the first three investment criteria are met, the Adviser values a business by projecting its future cash flows and discounting these “owner earnings” into present value dollars. The Fund will invest in a company’s stock only if it is trading at a significant discount to the Adviser’s conservative estimate of its intrinsic value.

The Fund’s portfolio is deliberately concentrated in the Adviser’s best, most-informed ideas. This concentration means the Fund’s portfolio is markedly different from any benchmarks.

In pursuing its strategy, the Fund focuses on equity securities, which primarily consist of common stocks, preferred stocks, and depositary receipts. The Fund can hold securities of both U.S. and foreign issuers without regard to market capitalization, industry/sector, or any other categorization. In fact, the Fund may invest up to 100% of its assets in foreign securities with up to 60% of those from emerging markets. The Fund may also hold up to 60% of its assets in foreign debt. Short-term debt obligations of foreign governments will generally have a maturity of six months or less and a credit rating of “A” or better by Standard & Poor’s (“S&P”) or a similar rating by another nationally recognized statistical rating organization (“NRSRO”). Other debt securities of non-U.S. companies, including junk bonds, may be purchased without regard to NRSRO ratings and would generally fall under the category of “special situations.” The Fund is not required, however, to be fully invested in equity or other allowable securities. When making portfolio allocation decisions, the Adviser compares its most appealing ideas against cash alternatives and will hold cash and equivalents in the absence of attractive positions that meet its minimum hurdle rate requirements. Indeed, it frequently maintains a portion of its total assets in cash and equivalents—including, but not limited to, short-term U.S. Government securities—to be positioned to immediately take advantage of new investment opportunities that meet the Adviser’s core investment criteria.

2)   Business. The Adviser evaluates whether a business has sustainable competitive advantages that produce predictable free cash flows and yield above average returns on equity over many decades as compared to its industry peers. A business with a competitive advantage typically earns positive free cash flow or economic profit, which are made predictable by the existence of the competitive advantage that impedes a competitor from taking market share. The presence of a large competitive advantage or many competitive advantages is commonly referred to as an economic “moat”: without a “moat,” a company’s results are difficult to effectively forecast.

3)   People. The Adviser seeks to invest alongside management teams who view shareholders as partners. Trustworthiness and intellectual honesty are required leadership traits for managers of qualifying businesses. The Adviser typically evaluates management teams and their traits by building relationships with them and studying their history. Other important markers for management teams include a commitment to excellence in managing the business compared to industry peers, consistency, a shareholder-friendly capital allocation framework designed to build long-term value per share, and conservative accounting practices. Conservative accounting practices can be identified by forensic accounting and do not use aggressive assumptions to distort the economic reality of the business.

The Adviser is a long-term investor. However, the Fund will generally sell a security whose price approaches the Adviser’s estimated intrinsic value for the business—either because the price of the security has substantially appreciated or because a material adverse change occurred that meaningfully lowered the Adviser’s estimate of the company’s intrinsic value. Similarly, the Fund will sell a security if some event or shift happens within the business that prevents the Adviser from continuing to reliably appraise its intrinsic value. Lastly, in instances when the Fund is fully invested, the Adviser will sell relatively overpriced securities to buy relatively underpriced securities in an ongoing effort to concentrate the Fund’s capital in the Adviser’s best ideas.

4) Price. After the first three investment criteria are met, the Adviser values a business by projecting its future cash flows and discounting these owner earnings into present value dollars to determine intrinsic value. Owner earnings is the amount of cash that an owner of the business could expect to receive from the company over its lifetime. The Fund will invest in a company’s stock only if it is trading at a large discount to the Adviser’s conservative estimate of its intrinsic value. The Fund targets securities for potential purchase that trade at about half of their intrinsic value. As determined by the Adviser, securities that do not continue to meet its price criteria may be sold by the Fund.

The Fund’s portfolio is deliberately focused in the Adviser’s best, most-informed investment ideas. The Adviser’s best investment ideas are those securities that trade at the largest discount to intrinsic value as estimated by the Adviser and the most-informed investment ideas are those where the Adviser has the most confidence in the financial performance of the business over time This focus means the Fund’s portfolio is markedly different from any benchmarks which typically have hundreds or thousands of security positions. The Fund currently holds a significant amount of its assets in the Breweries Industry and Soft Drink Bottling and Distribution Industry, as a result of market movements. Market Movements may include changes in the value of either securities in focused industries or other portfolio securities among other things, and industry weights have risen above 25% of the Fund’s assets. The Fund does not have a policy to concentrate its investments in these industries, or any other industry or group of industries, for purposes of the 1940 Act. That is, at the time of purchase, the Fund does not invest more than 25% of its assets in these industries.

In pursuing its strategy, the Fund focuses on equity securities, which primarily consist of common stocks, preferred stocks, and sponsored and unsponsored depositary receipts. The Fund can hold securities of both U.S. and foreign issuers without regard to market capitalization, industry/sector, or any other categorization. In fact, the Fund may invest up to 100% of its assets in foreign securities including those from emerging markets. While the Fund is expected to invest in a select few global public equities, the Fund may also hold up to 60% of its assets in foreign debt from time to time based on the Adviser’s assessment and availability of foreign debt obligations. The attractiveness of foreign debt is based is based on the offered interest rate and creditworthiness of the issuing entities. Investments in foreign debt of a company would be considered an investment in a single industry for concentration purposes. Short-term debt obligations of foreign governments will generally have a maturity of six months or less and a credit rating of “A” or better by Standard & Poor’s (“S&P”) or a similar rating by another nationally recognized statistical rating organization (“NRSRO”). Other debt securities of non-U.S. companies, including junk bonds (which are speculative investments), may be purchased without regard to NRSRO ratings and would generally fall under the category of “special situations.” The Fund can invest up to 35% of its assets in special situation investments.

The Fund is not required, however, to be fully invested in equity or other allowable securities. When making portfolio allocation decisions, the Adviser compares its most appealing investment ideas against cash alternatives and will hold cash and equivalents in the absence of attractive positions that trade at large discounts to the Adviser’s estimate of intrinsic value. Indeed, it frequently maintains a portion of its total assets in cash and equivalents—including, but not limited to, short-term U.S. Government securities—to be positioned to immediately take advantage of new investment opportunities that meet the Adviser’s core investment criteria.

The Adviser is a long-term investor. However, the Fund will generally sell a security whose price approaches the Adviser’s estimated intrinsic value for the business—either because the price of the security has substantially appreciated or because a material adverse change occurred that meaningfully lowered the Adviser’s estimate of the company’s intrinsic value. Similarly, the Fund will sell a security if some event or shift happens within the business that prevents the Adviser from continuing to reliably appraise its intrinsic value. These events or shifts may remove the investment from the Adviser’s circle of competence and stem from technological, competitive, social, political, or other developments. Lastly, in instances when the Fund is fully invested, the Adviser will sell relatively overpriced securities to buy relatively underpriced securities in an ongoing effort to concentrate the Fund’s capital in the Adviser’s best ideas.

COMPARISON OF PRINCIPAL RISKS

Risk of The Cook & Bynum Fund	Risks of the Acquiring Fund	Material Difference

General Risk: There is no assurance that the Fund will meet its investment objective; an investor could lose money by investing in the Fund.

Foreign (Non-U.S.) Securities Risk: Investments in foreign securities, including depositary receipts, carry special risks, including foreign political instability, greater volatility, less liquidity, financial reporting inconsistencies, and adverse economic developments abroad, all of which may reduce the value of foreign securities. Many of these risks can be even greater when investing in countries with developing economies and securities markets, also known as “emerging markets.”

Market Risk: Prices of equity securities and the value of the Fund’s investments will fluctuate and may decline significantly over short-term or long-term periods. Foreign and domestic economic and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, and other events are among the factors affecting the securities markets in which the Fund invests. There is risk that these events and other factors may adversely affect the prices and liquidity of the Fund’s portfolio securities, and the Fund’s performance.

General Risk: There is no assurance that the Fund will meet its investment objective; an investor could lose money by investing in the Fund.

Foreign (Non-U.S.) Securities Risk: Investments in foreign securities, including depositary receipts, carry special risks, including foreign political instability, greater volatility, less liquidity, financial reporting inconsistencies, and adverse economic developments abroad, all of which may reduce the value of foreign securities. Many of these risks can be even greater when investing in countries with developing economies and securities markets, also known as “emerging markets.” The Fund may invest in American Depository Receipts (“ADRs”) which are negotiable receipts issued by a U.S. bank or trust company that evidence ownership of securities in a foreign company which have been deposited with such bank or trust company’s office or agent in a foreign country; European Depository Receipts (“EDRs”) which are negotiable certificates held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country; and Global Depository Receipts (“GDRs”) which are negotiable certificates held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

Investing in ADRs, EDRs, and GDRs presents risks that may be greater than the risks inherent in holding the equivalent shares of the same companies that are traded in the local markets even though the Fund will purchase, sell and be paid dividends on ADRs in U.S. Dollars. ADRs, EDRs, and GDRs may be sponsored by the foreign issuer or may be unsponsored. Unsponsored ADRs, EDRs, and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. Unsponsored ADRs, EDRs, and GDRs are subject to certain risks. They are offered by companies which do not meet either the reporting or accounting standards of the United States, and there may be less publicly available information about unsponsored depositary receipts than for public companies in the United States. Unsponsored depositary receipts may be less liquid. The Fund may be subject to a greater risk of loss with investments in unsponsored depositary receipts.

The principal risks of the Funds are materially the same.

Value Investing Risk: Investing in undervalued securities involves the risk that such securities may never reach their expected market value, either because the market fails to recognize a security’s intrinsic worth or the expected value was misjudged. Over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.

Non-Diversified Portfolio Risk: The Fund is “non-diversified,” and thus invests its assets in a smaller number of securities than many other funds. As a result, an investment in the Fund has the risk that changes in the value of a single security may have a significant effect on the Fund’s value.

Currency Risk: The Fund is subject to currency risk because fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

Smaller Capitalization Risk: Smaller capitalization companies may have a narrower geographic and product or service focus and be less well known to the investment community, resulting in more volatile share price movements and a lack of market liquidity.

Interest Rate Risk: The Fund’s debt investments are subject to interest rate risk, which is the risk that the value of a security will vary as interest rates fluctuate.

Credit Risk: The Fund’s debt investments and preferred stock investments are subject to credit risk. The value of these instruments are likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency, which may cause the Fund to lose money.

Emerging Markets Risk. Investments in emerging markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures, and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Foreign Sovereign Debt Risk. Foreign governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results within the foreign country, changes in interest and exchange rates, changes in debt ratings, changing political sentiments, legislation, policy changes, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems. The Fund does not expect to invest more than 25% of its net assets in sovereign debt obligations either directly or indirectly.

High Yield or “Junk” Security Risk: Investments in debt securities that are rated below investment grade by one or more NRSROs (“high yield securities” also known as “junk securities”) may be subject to greater risk of loss of principal and interest than investments in higher-rated debt securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities.

Special Situations Risk: Investments in companies involved in special situations, such as reorganizations or restructurings, may involve greater risks when compared to the Fund’s other strategies due to a variety of factors. Failure to anticipate changes in the circumstances affecting these types of investments may result in permanent losses of capital, such that the Fund may be unable to recoup some or all of its investments.

Risks of Investing in a Managed Fund: The investment decisions of the Fund’s Adviser may cause the Fund to underperform other investments or benchmark indices. The Fund may also underperform other mutual funds with similar investment strategies. As with any mutual fund investment, there can be no guarantee that the Fund will achieve its investment goals.

Risk of Current Focus on Both the Breweries Industry and Soft Drink Bottling and Distribution Industry: The Fund may invest up to 25% of its net assets in the securities of issuers in a particular industry. From time to time, a relatively high percentage of the assets of the Fund may be invested in a limited number of industries. When the Fund’s investment focus is limited in this manner, the Fund’s performance will be affected by the performance of the issuers within those specific industries and could be more volatile than that of an investment company that invests its assets in a more diverse array of industries. Additionally, as a result of market movement, including changes in the value of either securities in focused industries or other portfolio securities, industry weights may rise above 25%. In such cases, however the excess need not be sold. As of December 31, 2023, the securities of issuers in the Soft Drink Bottling and Distribution industry comprised 38.28% of the Fund’s net assets and Breweries industry comprised 14.96% of the Fund’s net assets, and, collectively, these investments made up a significant portion of the Fund’s assets. These investments expose the Fund to the risks of these industries generally, and of these specific issuers in particular. In this regard, the securities of a single Breweries issuer or Soft Drink Bottling and Distribution issuer, or a group of such issuers, may be adversely affected by numerous factors including, among others, demographic and product trends, competitive pricing, changing consumer preferences, marketing campaigns, environmental factors, government regulation, adverse changes in general economic conditions, nutritional and health-related concerns, supply chain disruptions and costs, consumer product liability claims, consumer boycotts, risks of product tampering, and the availability and expense of liability insurance.

Fixed-Income Foreign Investment Risk. Investment in fixed-income securities or financial instruments of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market, or economic developments. These risks are heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

Market Risk: Prices of equity securities and the value of the Fund’s investments will fluctuate and may decline significantly over short-term or long-term periods. Foreign and domestic economic and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, and other events are among the factors affecting the securities markets in which the Fund invests. There is risk that these events and other factors may adversely affect the prices and liquidity of the Fund’s portfolio securities, and the Fund’s performance.

Value Investing Risk: Investing in undervalued securities involves the risk that such securities may never reach their expected market value, either because the market fails to recognize a security’s intrinsic worth or the expected value was misjudged. Over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.

Non-Diversified Portfolio Risk: The Fund is “non-diversified,” and thus invests its assets in a smaller number of securities than many other funds. As a result, an investment in the Fund has the risk that changes in the value of a single security may have a significant effect on the Fund’s value.

Illiquid Risk: This is the risk that the market for a security or other investment cannot accommodate an order to buy or sell the security or other investment in the desired timeframe, possibly preventing the Fund from selling these securities at an advantageous price. Illiquid securities may present a greater risk of loss than other types of securities. Low trading volume, lack of a market maker, market closure, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities at desirable prices.

Currency Risk: The Fund is subject to currency risk because fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

Regulatory Change Risk. The Adviser has, with respect to the Fund, filed a notice with the National Futures Association claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended (the “CEA”), and therefore the Adviser is not subject to registration or regulation as a pool operator under the CEA. If, in the future, the Adviser is required to be registered as a commodity pool operator with respect to the Fund and comply with Commodity Futures Trading Commission regulations, compliance with such requirements would likely increase the costs associated with an investment in the Fund.

Smaller Capitalization Risk: Smaller capitalization companies may have a narrower geographic and product or service focus and be less well known to the investment community, resulting in more volatile share price movements and a lack of market liquidity. Smaller capitalization companies in which the Fund may invest have a market capitalization of below $2 billion.

U.S. Government Obligations Risk. U.S. Government obligations include securities issued by the U.S. Treasury, U.S. Government agencies, or government sponsored entities. If the U.S. Treasury, a U.S. Government agency, or a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of the Fund will be adversely impacted. U.S. Government obligations are subject to low but varying degrees of credit risk, and they are still subject to interest rate and market risk.

Interest Rate Risk: The debt securities in which the Fund invests are subject to interest rate risk, which is the risk that the value of a security will vary as interest rates fluctuate. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the Fund. Changes in interest rates may have an adverse financial impact on the debt securities in which the Fund invests and may adversely affect the Fund’s returns.

Credit Risk: The debt securities in which the Fund invests and preferred stock investments are subject to credit risk. The value of these instruments are likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency, which may cause the Fund to lose money.

Preferred Stock Risk: The Fund’s investments in preferred stocks are subject to the risk that a fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stocks may also have a variable interest rate, subjecting them to interest rate risk. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.

High Yield or “Junk” Security Risk: Investments in debt securities that are rated below investment grade by one or more NRSROs (“high yield securities” also known as “junk securities”) may be subject to greater risk of loss of principal and interest than investments in higher-rated debt securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. Junk bonds are considered to be speculative investments.

Special Situations Risk: Investments in companies involved in special situations, such as reorganizations or restructurings, may involve greater risks when compared to the Fund’s other strategies due to a variety of factors. Failure to anticipate changes in the circumstances affecting these types of investments may result in permanent losses of capital, such that the Fund may be unable to recoup some or all of its investments.

Large Shareholder Risk. From time to time, certain shareholders may own or control a significant percentage of the Fund’s shares. A full or partial redemption by shareholders who own or control a significant percentage of the Fund’s shares may adversely affect the Fund’s performance, liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.

Risks of Investing in a Managed Fund: The investment decisions of the Fund’s Adviser may cause the Fund to underperform other investments or benchmark indices. The Fund may also underperform other mutual funds with similar investment strategies. As with any mutual fund investment, there can be no guarantee that the Fund will achieve its investment goals.

•  Risk of Current Focus on Both the Breweries Industry and Soft Drink Bottling and Distribution Industry: The Fund is subject to the following risks:

Industry Risk. The Fund does not have a policy to concentrate, that is, invest more than 25% of its assets in any industry or group of industries at the time of investment. However, the Fund may focus its investments in the securities of issuers in a particular industry or group of industries. From time to time, a relatively high percentage of the assets of the Fund may be invested in a limited number of industries. When the Fund’s investment focus is limited in this manner, the Fund’s performance will be affected by the performance of the issuers within those specific industries and could be more volatile than that of an investment company that invests its assets in a more diverse array of industries.

Risks of the Breweries Industry and Soft Drink Bottling and Distribution Industry. Although the Fund may have more than 25% of its assets invested in securities in the Breweries Industry and Soft Drink Bottling and Distribution Industry, this is a result of market movement, including changes in the value of either securities in focused industries or other portfolio securities, and accordingly industry weights of the Fund’s investment in such industries may rise above 25% of the Fund’s assets. In such cases, however the excess of the Fund’s investments in such industry above 25% of the Fund’s assets need not be sold if there are no additional purchases with respect to securities of issuers in these industries. As of March 31, 2024, the securities of issuers in the Soft Drink Bottling and Distribution industry comprised 37.4% of the Fund’s net assets and Breweries industry comprised 14.2% of the Fund’s net assets, and, collectively, these investments made up a significant portion of the Fund’s assets. These investments expose the Fund to the risks of these industries generally, and of these specific issuers in particular. In this regard, the securities of a single Breweries issuer or Soft Drink Bottling and Distribution issuer, or a group of such issuers, may be adversely affected by numerous factors including, among others, demographic and product trends, competitive pricing, changing consumer preferences, marketing campaigns, environmental factors, government regulation, adverse changes in general economic conditions, nutritional and health-related concerns, supply chain disruptions and costs, consumer product liability claims, consumer boycotts, risks of product tampering, and the availability and expense of liability insurance.

Short-Term Treasury and Cash Holdings Risk. The Fund’s investments in cash and equivalents, including, but not limited to, short-term U.S. Government securities such as U.S. Treasury securities, are subject to the risk that the Fund’s performance may be adversely affected by general market advances during periods when the Fund is holding a large cash or cash equivalent positions.

Illiquid Risk: This is the risk that the market for a security or other investment cannot accommodate an order to buy or sell the security or other investment in the desired timeframe, possibly preventing the Fund from selling these securities at an advantageous price. Illiquid securities may present a greater risk of loss than other types of securities. Low trading volume, lack of a market maker, market closure, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities at desirable prices.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND

How to Buy and Sell Shares of the Fund

Investing in the Fund

Determining Share Prices

Shares of the Fund are offered at each share’s NAV. The per share NAV is calculated by (1) adding the value of Fund investments, cash, and other assets, (2) subtracting Fund liabilities, and then (3) dividing the result by the number of shares outstanding. The Fund’s per share NAV is computed on all days on which the New York Stock Exchange (“NYSE”) is open for business and is based on closing value of the Fund’s portfolio securities as of the scheduled close of regular trading hours on the NYSE, currently 4:00 p.m., Eastern Standard Time (“EST”). NAV is calculated as soon as practicable following the scheduled close of regular trading on the NYSE. In the event that the NYSE closes early, NAV will be determined based on the prices of the Fund’s portfolio securities at the time the NYSE is scheduled to close.

The Fund values its portfolio securities and other assets based on current market values when such values are readily available. Securities and other assets for which market quotations are not readily available are valued using the investment’s fair value as determined in good faith by the Fund’s Adviser pursuant to procedures approved by the Fund’s Board of Trustees. The Board has appointed the Adviser as valuation designee (the “Valuation Designee”) to be responsible for all fair value determinations for the Fund.

The Valuation Designee may use fair value pricing under circumstances that include, but are not limited to, the early closing of the exchange on which a security is traded, suspension of trading in the security, or the release of significant news after the close of regular trading on the NYSE. In addition, the Valuation Designee may use fair value pricing for securities traded in non-U.S. markets because, among other factors, foreign markets may be closed on days or times when U.S. markets are open. When the Fund holds securities traded in foreign markets that close prior to U.S. markets, significant events, including company specific developments or broad market moves, may affect the value of foreign securities held by the Fund. This is because the Fund’s NAV is calculated based on closing prices of the portfolio’s securities as of the close of trading on the NYSE, which gives rise to the possibility that events may have occurred in the interim that would affect the value of these securities and thus, as with U.S. securities, would need to be valued by the Valuation Designee. Consequently, the Fund’s NAV may be affected during a period when shareholders are unable to purchase or redeem their shares in the Fund. It is intended that the use of the Valuation Designee’s pricing procedures will result in adjustments to closing market prices of foreign securities that reflect what is believed to be the fair value of those securities at the time the Fund’s NAV is calculated. While fair value pricing may be more commonly used with foreign equity securities, it may also be used with thinly-traded domestic securities, debt securities, or other assets held by the Fund. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

How to Buy And Sell Shares of the Fund

With respect to any portion of the Fund’s assets that may be invested in one or more open-end investment management companies that are registered under the 1940 Act, the Fund’s NAV is calculated based upon the net asset values of the registered open-end investment management companies in which the Fund invests. The prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of its use.

How to Purchase Shares

You may open the following types of accounts within the Fund: individual, joint, Transfer on Death, UGMA/UTMA, Traditional IRA, Roth IRA, and Coverdell Education Savings Account. You can invest in the Fund directly by mail, by wire transfer, via the Internet, or indirectly through participating financial intermediaries that have selling agreements with the Fund. After you have established your account with the Fund and made your first purchase, you may make subsequent purchases by mail, telephone, or via the Internet. You may also invest in the Fund through an automatic investment plan. You may buy and redeem shares at the Fund’s next-determined NAV after the Fund receives your request in good order. NAVs are determined only on days when the NYSE is open for regular trading. Any questions you may have can be answered by calling the Fund toll-free at 1-877-839-COBY (2629).

To help eliminate the funding of terrorism and money laundering activities, U.S. federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. As requested on the account application, you must supply your full name, date of birth, social security number or taxpayer identification number, and permanent street address. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. Box can be accepted, however, an address of residence will also be required. If you need additional assistance when completing your application, please call 1-877-839-COBY (2629) and a representative from The Cook & Bynum Fund will help you.

The Fund may accept or reject an account without explanation. If the Fund has questions about a customer’s identity, it may disallow transactions for the account until confirming information is received. In the rare event that the Transfer Agent is unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s net asset value.

How to Buy and Sell Shares of the Fund

Minimum Investment Amounts

Payments for Fund shares should be in U.S. dollars and should be drawn on a U.S. bank. Any payment made in either currency other than U.S. dollars or drawn on a non-U.S. bank will not be accepted. Fund management may reject any purchase order for Fund shares and may waive the minimum investment amounts in its sole discretion.

Your purchase of Fund shares is subject to the following minimum investment amounts:

Minimum Investment Amounts

Type of Account	Minimum Investment To Open Account	Minimum Subsequent Investments
Regular	$5,000	$1,000
IRAs	$1,000	$100

Automatic Investment Plan Members

Type of Account	Minimum Investment To Open Account	Minimum Subsequent Investments
Regular	$5,000	$100 per month
IRAs	$1,000	$100 per month

Purchases by Mail

To make your initial investment in the Fund, complete the appropriate account application, make a check payable to “The Cook & Bynum Fund,” and mail the completed account application and check to:

The Cook & Bynum Fund

c/o Commonwealth Fund Services

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

How to Buy and Sell Shares of the Fund

To make subsequent purchases, simply make a check payable to “The Cook & Bynum Fund” and mail the check together with the Invest by Mail form from your most recent confirmation statement to the appropriate above-mentioned address. If you do not have the Invest by Mail form, include the Fund name, your name, address, and account number on a separate piece of paper along with your check. The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices. Commonwealth Fund Services, Inc., the Fund’s Transfer Agent (the “Transfer Agent”), will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment that is returned. It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Fund reserves the right to reject any application.

Your purchase order, if accompanied by payment, will be processed upon receipt by the Transfer Agent. If the Transfer Agent, as agent of the Fund for purposes of the receipt of such orders, receives your order and payment by the close of regular trading on the NYSE (currently 4:00 p.m. EST), the Fund will have been deemed to have received your order that day and your shares will be purchased at the Fund’s NAV calculated on that day. Otherwise, your shares will be purchased at the NAV determined as of the next business day.

Purchases by Wire

You may purchase shares by requesting your bank to transmit payment by wire directly to the Transfer Agent. To invest by wire, please call the Fund toll-free 1-877-839-COBY (2629) or the Transfer Agent toll-free 800-628-4077 to advise the Fund of your investment and to receive further instructions. Your bank may charge you a fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the Fund’s records. You will not have access to your shares until the purchase order is completed in proper form, which includes the receipt of completed account information by the Transfer Agent. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

Purchases via the Internet

Once you have opened an account with the Fund and registered for online transaction privileges, you may make additional purchases of Fund shares online. Payment for shares purchased or redeemed through the internet may be made only through electronic funds transfer via the Automated Clearing House (“ACH”) using a predetermined bank account. Only bank accounts held at domestic financial institutions that are ACH members can be used for such transactions. You must have provided a voided check or savings deposit slip with which to establish your bank account instructions.

How to Buy and Sell Shares of the Fund

The Fund employs procedures to confirm that transactions entered through the internet are genuine. These procedures include passwords, encryption, and other precautions reasonably designed to protect the integrity, confidentiality, and security of shareholder information. The Fund and the Transfer Agent will not be responsible for any loss, liability, or expense for any fraudulent or unauthorized instructions entered via the internet. Once an internet transaction has been entered, it cannot be canceled or modified after the close of regular trading on the NYSE (generally 4:00 p.m., EST).

Purchases through FSOs

Certain financial organizations such as broker-dealers, banks, and service providers have made arrangements with the Fund so that an investor may purchase or redeem shares through such organizations. Such financial organizations are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received purchase or redemption instructions when a financial organization, or the financial organization’s authorized designee, receives the order instructions, provided that the instructions are in “Proper Form” as defined in this Prospectus. Client orders received by the financial organization, or its authorized designee, prior to the close of the NYSE (currently 4:00 p.m., EST), will be priced at the Fund’s NAV computed on that day. If you are a client of a securities broker or other financial organization, such organizations may charge a separate transaction fee or a fee for administrative services in connection with investments in Fund shares and may impose different account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility for transmitting purchase orders and funds, and of crediting their customers’ accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus. If for any reason your financial institution is not able to accommodate your purchase request, please call a Cook & Bynum Fund representative toll-free at 1-877-839-COBY (2629) to find out how you can purchase Fund shares.

Publications other than those distributed by the Fund may contain comparisons of Fund performance to the performance of various indices and investments for which reliable data is widely available. These publications may also include averages, performance rankings, or other information prepared by Morningstar, Broadridge, or other organizations providing mutual fund statistics. The Fund is not responsible for the accuracy of any data published by third party organizations.

How to Buy and Sell Shares of the Fund

Purchases by Telephone

If you accepted telephone and internet options on the account application, and your account has been open for at least 7 business days, you may purchase shares by telephone. Your initial purchase of shares may not be made by telephone. Telephone purchases must be a minimum of $1,000 for both regular accounts and IRAs. If your telephone order for shares is placed and received by the close of regular trading on the NYSE (currently 4:00 p.m., EST), your shares will be purchased at the Fund’s NAV calculated on that day. Otherwise, your shares will be purchased at the next NAV determined on the next business day. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

You may make purchases by telephone only if you have an account at a bank that is a member of the ACH network. Most transfers are completed within three business days of your call. To preserve flexibility, the Trust may revise or eliminate the ability to purchase Fund shares by phone or may charge a fee for such service, although the Trust does not currently expect to charge such a fee.

Purchases by Automatic Investment Plan

Subsequent to your initial investment, you may make additional purchases at regular intervals through an Automatic Investment Plan (the “Plan”). The Plan provides a convenient method to have money deducted directly from your checking or savings account for investment in shares of the Fund. In order to participate in the Plan, your financial institution must be a member of the ACH network; however, the account being debited may not be a mutual fund or “pass through” account. Each purchase under the Plan must be a minimum of $100 per month. To begin participating in the Plan, please complete the Plan section on the appropriate application or call Shareholder Services at 1-877-839-COBY (2629) if you have any questions. Any request to change or terminate your Plan should be submitted to the Transfer Agent five days prior to effective date. The Fund may alter, modify, amend, or terminate the Plan at any time, and will notify you at least 30 days in advance if it does so.

Additional Purchase Information

The Fund reserves the right to refuse or accept applications or purchase orders and reserves the right to waive the minimum investment amounts. Purchase orders will not be accepted unless they are in “Proper Form.” Proper Form with respect to purchase orders generally means that an acceptable form of payment accompanies the purchase order and the purchase order includes:

1.	Your account number;

2.	The number of shares to be purchased or the dollar value of the amount to be purchased;

How to Buy and Sell Shares of the Fund

3.	Any required signatures of all account owners exactly as they are registered on the account;

4.	Any required signature guarantees; and

5.	Any supporting legal documentation that is required in the case of estates, trusts, corporations, or partnerships and certain other types of accounts.

Acceptable forms of payment include: wire transfer from or check drawn on a U.S. bank, savings and loan association, or credit union. All checks must be in U.S. dollars drawn on a domestic financial institution. The Fund will not accept payment in cash or money orders. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks, or starter checks for the purchase of shares. The Fund is unable to accept post-dated checks or any conditional order or payment. The Transfer Agent may charge the shareholder’s account a $25 fee for any loss sustained by the Fund for any payment that is returned. It is the policy of the Fund not to accept applications or purchase orders under certain circumstances or in amounts considered disadvantageous to shareholders. The Fund reserves the right to reject any application.

7A purchase order placed with the Transfer Agent in Proper Form received prior to 4:00 p.m., EST, will be processed on the day it is received. A purchase order in Proper Form received after 4:00 p.m., EST, will result in the order being processed on the following business day.

If you place an order to purchase Fund shares through a securities broker and you place your order in Proper Form prior to the scheduled close of the NYSE (typically 4:00 p.m., EST) on any business day in accordance with its procedures, your order will be processed at the NAV calculated on that day. The securities broker or intermediary must send to the Transfer Agent immediately available funds in the amount of the purchase price within one business day of placing the order. In the event that the securities broker or intermediary fails to send the Transfer Agent such funds within one business day of placing the order, the securities broker or intermediary will be responsible for any resulting loss.

How to Buy and Sell Shares of the Fund

Consistent with current regulatory requirements, it is permissible for financial intermediaries and retirement plan record keepers to aggregate mutual fund orders received prior to 4:00 p.m., EST, and transmit them to the Transfer Agent after 4:00 p.m., EST.

Shares of the Fund have not been registered for sale outside of the United States. The Fund does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Individual Retirement Accounts

You also may purchase shares for an individual retirement account, or IRA, including a Roth IRA. IRA investments are available for regular contributions as well as for qualified rollover contributions of distributions received from certain employer-sponsored pension and profit-sharing plans and from other IRAs. All dividend and capital gain distributions paid on Fund shares held in an IRA are automatically reinvested in Fund shares. There is an annual fee for an IRA account up to a maximum of $30 and a $25 fee for transferring assets to another custodian or for closing an IRA account. Fees charged by other institutions may vary.

Coverdell Education Savings Account

Coverdell Education Savings Accounts (“Coverdell ESA”) are available to families with children under 18 to help pay for qualified higher education expenses. Certain income limits apply. Please complete and sign a Coverdell ESA application and mail with a check payable to “The Cook & Bynum Fund.” To transfer the assets in an existing Coverdell ESA to shares of the Fund to be held in a Fund Coverdell ESA, complete a Transfer of Assets Form in addition to the Coverdell ESA application.

How to Redeem Shares

Your shares of the Fund may be redeemed on each day that the NYSE is open for trading. You may request the sale of your shares either by mail, by telephone, or via the internet.

Proper Form with respect to redemption requests generally means that the redemption requests include:

1.	Your account number;

2.	The number of shares to be redeemed or the dollar value of the amount to be redeemed;

3.	All required signatures of all account owners exactly as they are registered on the account;

How to Buy and Sell Shares of the Fund

4.	Any required signature guarantees; and

5.	Any supporting legal documentation that is required in the case of estates, trusts, corporations, or partnerships and certain other types of accounts.

A redemption order placed with respect to an IRA must include, in addition to the above, a statement of U.S. federal tax withholding indicating whether or not you elect to withhold U.S. federal taxes and, if so, the amount you elect. The Transfer Agent will withhold a mandatory 10% of the proceeds requested for U.S. federal tax unless the shareholder provides alternate instructions to the Transfer Agent in writing prior to the transaction.

A redemption order placed with the Transfer Agent in Proper Form received prior to 4:00 p.m., EST, will be processed on the day it is received by the Transfer Agent. A redemption order in Proper Form received after 4:00 p.m., EST, will result in the order being processed on the following business day. The redemption price you receive will be the Fund’s per share NAV next calculated after receipt of the redemption request in Proper Form.

If you enabled telephone and internet transactions, you may redeem shares in any amount up to $100,000 by telephone or through the Fund’s website at www.cookandbynum.com/cobyx. Redemption requests for amounts exceeding $100,000 must be made in writing (see Signature Guarantees). Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

If you place an order to redeem Fund shares through a securities broker and you place your order in Proper Form prior to the scheduled close of the NYSE (typically 4:00 p.m., EST), on any business day with such securities broker in accordance with their procedures, your order will be processed at the NAV calculated following the close of regular trading on the NYSE that day.

Payment for shares redeemed will be sent typically on the business day following the redemption, but no later than the seventh calendar day after receipt of the redemption request by Commonwealth Fund Services, Inc.. If payment of liquidation proceeds is to be made by Federal wire transfer, a $15 wire fee will be applied. If you purchase your shares by check or electronic funds transfer through the ACH network and then redeem your shares before your payment for the purchase has cleared, the Fund may hold your redemption proceeds until your purchase amount clears or for 15 calendar days, whichever comes first. Shareholders can avoid this delay by utilizing the wire purchase option. The Transfer Agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment that is returned.

How to Buy and Sell Shares of the Fund

It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Fund reserves the right to reject any application.

Signature Guarantees

A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required to redeem shares in the following situations:

●	If ownership is changed on your account;

●	When redemption proceeds are payable or sent to any person, address, or bank account not on record;

●	When a redemption is received by the Transfer Agent and the account address has changed within the last 15 calendar days;

●	For all redemptions in excess of $100,000 from any shareholder account.

Signature guarantees can be obtained from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”), but not from a notary public. The Fund reserves the right to waive any signature requirement at its discretion.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

Redemptions by Mail

Redemption requests should be mailed via U.S. mail or overnight courier service to:

The Cook & Bynum Fund

c/o Commonwealth Fund Services

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

How to Buy and Sell Shares of the Fund

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with any other independent delivery services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

Redemptions by Telephone

If you accepted telephone options on your application when you initially purchased shares, you may redeem up to a $100,000 value of your Fund shares by calling a representative of the Fund toll-free at 1-877-839-COBY (2629). Investors may have a check sent to the address of record, proceeds may be wired to a shareholder’s bank account of record, or funds may be sent via electronic funds transfer through the ACH network to the bank account of record. If you hold your shares through an IRA or other retirement plan account, you may redeem shares by telephone. Investors will be asked whether or not to withhold taxes from any distribution. There is no charge if redemption proceeds are sent via the ACH system and credit is generally available within three business days. If an investor calls a Cook & Bynum representative prior to the scheduled close of the NYSE (typically 4:00 p.m., EST), the investor will receive NAV next determined after receipt of the redemption request by the Cook & Bynum representative; that is, that day’s NAV. If a request has been made to change the address of the account and was received by the Fund or the Transfer Agent within 15 calendar days of the redemption request, you may not redeem by telephone. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally 4:00 p.m., EST). During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

The Transfer Agent employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or recording all telephonic instructions. Assuming procedures such as the above have been followed, neither the Transfer Agent nor the Fund will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Trust shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Fund has failed to follow procedures such as those outlined above. If the Fund fails to follow such procedures, it may be liable for losses that result from such failure. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

How to Buy and Sell Shares of the Fund

Redemptions by Wire

You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. The Transfer Agent charges a $15 fee for each wire. Fees are deducted from proceeds for complete or share specific redemptions. In the case of dollar specific redemptions, fees will be deducted above and beyond redemption proceeds.

Redemptions at the Option of the Fund

If the value of the shares in your account falls below $2,000 ($1,000 in the case of shares held in an IRA), the Fund may notify you that, unless your account is increased to $2,000 in value ($1,000 in the case of shares held in an IRA), it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have 30 days after notice to bring the account up to $2,000 ($1,000 in the case of shares held in an IRA) before any action is taken. The Fund reserves this right because of the expense to the Fund of maintaining relatively small accounts. This right of redemption shall not apply if the value of your account drops below $2,000 ($1,000 in the case of shares held in an IRA) as the result of market action. The Fund also reserves the right to cause the redemption of any and all shares held by a shareholder if it believes that such investor has violated the Policies and Procedures to Prevent Abusive Trading Practices adopted by the Fund.

The Fund typically expects to fulfill redemption requests via cash or cash equivalents or by selling portfolio securities. The Fund may borrow under a line of credit to meet redemption requests and also reserves the right to redeem in-kind.

Redemptions in Kind

The Fund reserves the right to satisfy a redemption request by distributing portfolio securities. The Fund has committed pursuant to its Rule 18f-1 election to pay redeeming shareholders in cash for all redemptions up to the lesser of $250,000 or 1% of the NAV of the Fund within any 90-day period. When redemption proceeds are paid with portfolio securities, an investor will be exposed to market risk until such time as the investor converts into cash the portfolio securities received and, in addition, the investor will likely pay commissions upon such conversion of the portfolio securities into cash. In-kind redemption proceeds may include illiquid securities. Redeeming shareholders receiving illiquid securities may not be able to sell such securities at or near the price the Fund valued them, if at all.

How to Buy and Sell Shares of the Fund

Frequent Purchases and Redemptions of Fund Shares

The Fund was created as a vehicle for long-term investors and not for those who wish to frequently trade shares. The Adviser and the Board do not believe that investors or speculators seeking to profit from day-to-day fluctuations in stock prices and mutual fund portfolios as a whole should be shareholders of the Fund. In the opinion of the Fund’s management and the Board, short-term trading of Fund shares creates risks for the Fund and its long-term shareholders, including disruptions in carrying out the Fund’s investment strategies, increases in administrative and transaction costs, and potential dilution from traders successful at seeking short-term profits.

A portion of the Fund’s portfolio may be allocated to investments in foreign securities and such allocation may cause the Fund to be susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close before the time the Fund calculates its NAV (typically 4:00 p.m., EST), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before the Fund calculates its own share price. It is intended that the use of the Fund’s fair value pricing procedures will result in adjustments to closing market prices of foreign securities that reflect what is believed to be the fair value of those securities at the time the Fund calculates its NAV. While there is no assurance, the Fund expects that the use of fair value pricing, in addition to the market-timing policies discussed below, will significantly reduce a shareholder’s ability to engage in strategies detrimental to other Fund shareholders.

In order to discourage behavior that can potentially hurt the Fund and its long-term shareholders, the Fund and the Board have adopted policies and procedures with respect to market timing and the frequent purchase and redemption of Fund shares. Under its market timing policies and procedures, the Fund will rely on its Chief Compliance Officer to work in conjunction with the Transfer Agent (or another Fund agent) to monitor trading patterns that may constitute abusive market timing activities. The Fund’s market timing policy establishes a presumption of abusive trading for any investor that attempts to complete four purchase and redemption transactions of shares from the same Fund (“round-trip”) within a rolling 12-month period. If the Chief Compliance Officer determines that impermissible market timing has occurred, future purchases may be restricted or prohibited. However, sales of Fund shares back to the Fund or redemptions will continue as permitted by the terms disclosed in this Prospectus. The Fund does not accommodate frequent purchases and redemptions of Fund shares by Fund shareholders.

How to Buy and Sell Shares of the Fund

The ability of the Fund and its agents to detect and curtail excessive trading practices may be limited by operational systems and technological limitations. In addition, the Fund receives purchase, exchange, and redemption orders through financial intermediaries and cannot always know or reasonably detect excessive trading that may be facilitated by these financial intermediaries or by the use of omnibus account arrangements offered by these financial intermediaries to investors. Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain financial intermediaries such as brokers and retirement plans. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions. In these circumstances, the identity of the shareholders often is not known to the Fund. The Fund will seek to enter into agreements with financial intermediaries so that comparable surveillance and reporting procedures can be applied to omnibus accounts as will be applied to non-omnibus accounts. However, there is no guarantee that the reporting and surveillance procedures will be the same across all financial intermediaries or that they will be successful in detecting abusive market timing practices.

Dividends and Distributions

Dividends paid by the Fund are derived from its net investment income and will be distributed at least annually. The Fund’s net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

The Fund realizes capital gains when it sells a security for more than it paid and a capital loss when it sells a security for less than it paid. The Fund will make distributions of its net realized capital gains (after any reductions for capital loss carry forwards) once a year as required.

Unless you elect to have your dividends and/or distributions paid in cash, your dividends and/or distributions will be reinvested in additional shares of the Fund. You may change the manner in which your dividends are paid at any time by writing or calling the Transfer Agent at least five days prior to the record date of the distribution.

If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current net asset value, and to reinvest all subsequent distributions.

Tax Considerations

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of U.S. federal income tax on its capital gains and net investment income currently distributed to its shareholders.

Dividends from investment income (including any excess of net short-term capital gain over net long-term capital loss) are generally taxable to you as ordinary income. Distributions of qualified dividend income by the Fund may be eligible for preferential tax rates. Distributions of capital gains are taxable based on the Fund’s holding period, either short- or long-term, regardless of the length of time shares in the Fund have been held. Distributions of dividends and capital gain are generally taxable when made, whether received in cash or reinvested in additional shares of the Fund. Certain dividend distributions declared in October, November, or December will be taxed to shareholders as if received in December if they are paid during the following January.

You will be advised annually of the source of distributions for U.S. federal income tax purposes.

A redemption or exchange of shares is a taxable event and, accordingly, a capital gain or loss may be recognized for tax purposes. You should consult a tax adviser regarding the effect of U.S. federal, state, local, and foreign taxes on an investment in the Fund.

FINANCIAL HIGHLIGHTS

The Fund is a continuation of The Cook & Bynum Fund, a series of the Cook & Bynum Funds Trust (the “Predecessor Fund”) and, therefore, the financial information presented below is for the Predecessor Fund. The financial highlights table below is intended to help you understand the Predecessor Fund’s financial performance for the last five years. Certain information reflects financial results for a single Predecessor Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Predecessor Fund (assuming reinvestment of all dividends and distributions). Except with respect to the financial highlights for the six-month period ended March 31, 2024 (which are unaudited), this information has been audited by the Predecessor Fund’s Independent Registered Public Accounting Firm, Cohen & Company, Ltd., whose report, along with the Predecessor Fund’s Financial Statements, is incorporated by reference into this prospectus from the Predecessor Fund’s Annual Report to Shareholders, which is available upon request.

THE COOK & BYNUM FUND (Acquired Fund)

FINANCIAL HIGHLIGHTS

For a share outstanding throughout the years indicated

	For the Six Months Ended March 31,	For the Year Ending September 30,
	2024 (unaudited)		2023	2022	2021	2020	2019
Net Asset Value – Beginning of Year	$15.84		$11.89	$12.98	$10.87	$14.11	$16.07
Income From Investment Operations
Net investment income (loss) (1)	0.02		0.18	0.33	0.08	0.02	0.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions and translations(1)	1.46		3.58	(1.13)	2.07	(3.16)	(0.43)
Total Income (Loss) from Investment Operations	1.48		3.76	(0.80)	2.15	(3.14)	(0.34)

Distributions to Shareholders
Net investment income	(0.17)		(0.17)	(0.29)	(0.04)	(0.10)	(0.03)
Net realized gains	-		-	-	-	-	(1.59)
Total Distributions	(0.17)		(0.17)	(0.29)	(0.04)	(0.10)	(1.62)

Capital Share Transactions
Redemption fees added to paid-in capital	-		- (2)	- (2)	-	- (2)	- (2)
Total Capital Share Transactions	-		- (2)	- (2)	-	- (2)	- (2)
Net Asset Value – End of Year	$16.79		$15.48	$11.89	$12.98	$10.87	$14.11

Total Return	9.56	%(3)	31.71%	-6.38%	19.80%	-22.43%	-1.10%
Ratios and Supplemental Data:
Net assets, at end of year (000s)	$77,207		$69,556	$50,607	$58,064	$62,962	$119,128
Ratios to average net assets:
Expenses including reimbursement/waiver	1.49	%(4)	1.49%	1.49%	1.49%	1.49%	1.49%
Expenses excluding reimbursement/waiver	2.05	%(4)	2.08%	2.23%	2.20%	1.99%	1.90%
Net investment income (loss) including reimbursement/waiver	0.19	%(4)	1.20%	2.54%	0.66%	0.17%	0.66%
Net investment income (loss) excluding reimbursement/waiver	-0.37	%(4)	0.61%	1.80%	-0.05%	-0.33%	0.25%
Portfolio turnover rate	0	%(3) (5)	4%	0%	0%	8%	3%

(1)	Calculated using average shares outstanding.

(2)	Less than $0.005 per share.

(3) Not annualized.

(4) Annualized.

(5) Less than 0.5%.

FUND PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in The Cook & Bynum Fund (“Predecessor Fund”) by showing changes in the Predecessor Fund’s performance from year to year and by showing how the Fund’s average annual returns for the periods indicated compare with those of a broad-based securities market index, the MSCI All Country World Index (“MSCI ACWI”). The MSCI ACWI is a free float-adjusted market capitalization index and is shown to compare the Predecessor Fund’s performance to the global equity market performance among developed and developing markets. Most global indices are free float-adjusted market capitalization weighted, which reduces the weight of closely held companies with low market float in the indices and improves their ability to track the accessible market. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.cookandbynum.com/cobyz or by calling toll-free 877-839-COBY (2629). The Acquired Fund was managed with the same investment objective, and investment policies and restrictions that were substantially similar to those of the Acquiring Fund. The Acquiring Fund’s principal strategies are substantially similar to the strategies of the Acquired Fund over the performance period shown.

The performance information shown below is based upon the average total returns of the Predecessor Fund. The performance information below is intended to serve as an illustration of the variability of the Predecessor Fund’s returns. The Predecessor Fund’s fee and expense structure prior to the Reorganization was different and could have impacted results.

Year-By-Year Annual Returns

For the period January 1, 2024 through June 30, 2024, the total return for the Predecessor Fund was 1.88%.

During the period shown in the bar chart, the highest return for a quarter was 21.33% (quarter ending December 31, 2022) and the lowest return for a quarter was -24.61% (quarter ending March 31, 2020).

Average Annual Total Returns

(For the period ended December 31, 2023)

	1 year	5 years	10 years	Since Inception (7/1/2009)
Return Before Taxes	16.73%	6.26%	3.62%	6.54%
Return After Taxes on Distributions	16.72%	6.10%	3.02%	5.93%
Return After Taxes on Distributions and Sale of Fund Shares	10.37%	4.97%	2.80%	5.34%
MSCI ACWI Net (reflects no deduction for fees, expenses, or taxes)	22.20%	11.72%	7.93%	9.83%

After-tax returns are calculated using the historical highest marginal individual U.S. federal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ from those shown depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is adopted as of this [  ] day of [  ], 2024 by and among: (i) Cook & Bynum Funds Trust (the “Target Entity”), an open-end registered investment company, on behalf of its series, The Cook & Bynum Fund, (the “Target Fund”); and (ii) World Funds Trust, an open-end registered investment company (the “Acquiring Entity”), on behalf of its series, The Cook & Bynum Fund (the “Acquiring Fund”). Cook & Bynum Capital Management, LLC (“CBCM”) joins this Agreement solely for purposes of Sections 1.1(f), 5.1(a), 14, 16.3, 17.2, and 17.3.

WHEREAS, the parties hereto intend for the Acquiring Fund and the corresponding Target Fund (as set forth in Exhibit A hereto) to enter into a transaction pursuant to which: (i) the Acquiring Fund will acquire the Assets and Liabilities (as each such term is defined in Section 1.2) of the Target Fund in exchange for the corresponding class or classes of shares (as applicable) of the Acquiring Fund of equal value to the Net Assets (as defined in Section 1.1(c)) of the Target Fund being acquired, and (ii) the Target Fund will distribute such shares of the Acquiring Fund to shareholders of the corresponding class of the Target Fund, in connection with the liquidation of the Target Fund, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”). The Acquiring Fund is, and will be immediately prior to Closing (defined in Section 3.1), a shell series, without assets or liabilities, created solely for the purpose of acquiring the Assets and Liabilities of the Target Fund;

WHEREAS, the Target Entity and the Acquiring Entity are each an open-end, registered investment company of the management type; and

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation with respect to the Reorganization within the meaning of Section 368(a)(1)(F) of the United States Internal Revenue Code of 1986, as amended (“Code”).

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	DESCRIPTION OF THE REORGANIZATION

1.1. Provided that all conditions precedent to the Reorganization set forth herein have been satisfied or, to the extent legally permissible, waived as of the Closing Time (defined in Section 3.1), and based on the representations and warranties each party provides to the others, the Target Entity and the Acquiring Entity agree to take the following steps with respect to their Reorganization(s), the parties to which and classes of shares to be issued in connection with which are set forth in Exhibit A:

(a) The Target Fund shall transfer all of its Assets, as defined and set forth in Section 1.1(b), to the Acquiring Fund, and the Acquiring Fund in exchange therefor shall assume the Liabilities, as defined and set forth in Section 1.1(c), and deliver to the Target Fund the number of full and fractional Acquiring Fund shares determined in the manner set forth in Section 2.

(b) The assets of the Target Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all rights, cash, securities, commodities and futures interests, forwards, swaps and other financial instruments, claims (whether absolute or contingent, known or unknown, accrued or unaccrued and including, without limitation, any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in the form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, and choses in action, copies of all books and records belonging to the Target Fund (including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”)), any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing Time, and all interests, rights, privileges and powers, other than the Target Fund’s rights under this Agreement on the Closing Date as defined in Section 3.1 (collectively, “Assets”). The Assets of the Target Fund shall be delivered to the Acquiring Fund free and clear of all liens, encumbrances, hypothecations and claims whatsoever, and there shall be no restrictions on the full transfer thereof, except as contemplated under Section 4.1(f).

(c) The Target Fund will use its best efforts to identify and discharge all known liabilities and obligations prior to the Closing Date (as defined in Section 3.1) to the extent possible and consistent with its own investment objectives and policies and normal business operations, and prior to the Closing Date will have discharged such liabilities, including without limitation (i) liabilities arising from the Target Fund’s allocation of Target Entity obligations; (ii) any liabilities, costs or charges relating to fee waiver and expense reimbursement arrangements between the Target Fund and CBCM and its affiliates (including any recoupment of any fees or expenses of the Target Fund previously waived or reimbursed); and, (iii) any liabilities or penalties resulting from the termination of material contracts or other commitments of the Target Funds, including the contracts listed on schedule 4.1(h). At the Closing, the Acquiring Fund shall assume all of the liabilities of the Target Fund set forth in the statement of Assets and Liabilities as of the Closing Date delivered by the Target Fund to the Acquiring Fund pursuant to paragraph 5.1(g) (collectively, “Liabilities”). The Assets minus the Liabilities of a Target Fund shall be referred to herein as the Target Fund’s “Net Assets.”

(d) As soon as is reasonably practicable after the Closing, the Target Fund will distribute to its shareholders of record (“Target Fund Shareholders”) the shares of the Acquiring Fund of the corresponding class received by the Target Fund pursuant to Section 1.1(a), as set forth in Exhibit A, on a pro rata basis within that class, and without further notice the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by its Governing Documents (as defined in Section 4.1) and applicable law, and the Target Fund will as promptly as practicable completely liquidate and dissolve as permitted by its Governing Documents and applicable law. Such distribution to the Target Fund Shareholders and liquidation of the Target Fund will be accomplished, with respect to each class of the Target Fund’s shares, by the transfer of the Acquiring Fund’s shares of the corresponding class then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders of the class. The aggregate net asset value of the Acquiring Fund’s shares to be so credited to the corresponding Target Fund Shareholders shall be equal to the aggregate net asset value of the corresponding Target Fund’s shares owned by the Target Fund Shareholders on the Closing Date. The Acquiring Fund shall not issue certificates representing shares in connection with such exchange.

(e) Ownership of the Acquiring Fund’s shares will be shown on its books, as such are maintained by the Acquiring Fund’s transfer agent.

(f) Beginning at least forty-five (45) business days prior to the Closing Date, the Target Fund will provide the Acquiring Fund with a daily schedule of the Assets then held by the Target Fund, with current market values. At least thirty (30) business days prior to the Closing Date, and ten (10) business days prior to the Closing Date, the Acquiring Entity, on behalf of the Acquiring Fund, will advise CBCM and the Target Fund of any investments of the Target Fund shown on the Target Fund’s schedule of Assets that the Acquiring Fund would not be permitted to hold (i) under applicable law; or (ii) because the transfer of such investments would result in material operational or administrative difficulties (including relating to valuation matters) to the Acquiring Fund in connection with facilitating the orderly transition of the Target Fund’s Assets to the Acquiring Fund. Under such circumstances, to the extent practicable, the Target Fund will, if requested by the Acquiring Fund and in the Target Fund’s discretion, to the extent permissible and consistent with its own investment objectives and policies and the fiduciary duties of the investment adviser responsible for the portfolio management of the Target Fund, make a good faith effort to liquidate such investments prior to the Closing Date. Notwithstanding the foregoing, nothing herein will permit or require the Target Fund to liquidate any Assets, if, in the reasonable judgment of the Target Entity’s board of trustees or the Target Fund’s investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for U.S. federal income tax purposes, or would adversely affect the Target Fund’s status as a “regulated investment company” under the Code or would otherwise not be in the best interests of the Target Fund.

(g) The Target Fund shall notify the Acquiring Fund of any portfolio security held by the Target Fund in other than book-entry form at least thirty (30) business days prior to the Closing Date.

(h) Any transfer taxes payable upon issuance of the Acquiring Fund’s shares in a name other than the registered holder of the Target Fund’s shares on the books and records of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom the Acquiring Fund’s shares are to be issued and transferred.

(i) Immediately after the Closing Time, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books.

2.	VALUATION

2.1.	With respect to the Reorganization:

(a) The value of the Target Fund’s Assets shall be the value of such Assets computed as of immediately after the close of regular trading on the New York Stock Exchange (“NYSE”), which shall reflect the declaration of any dividends, on the Closing Date, using the valuation procedures set forth in the then-current prospectus for the Target Fund and the valuation procedures established by the Target Entity’s board of trustees. On the Closing Date, the Target Fund shall record the value of its Net Assets, as valued pursuant to this Section 2.1(a), on a valuation report (the “Valuation Report”) and deliver a copy of the Valuation Report to the Acquiring Fund by 7:00 p.m. (Eastern time) on the Closing Date, or as soon as practicable thereafter.

(b) The net asset value per share of each class of the Acquiring Fund shares issued in connection with the Reorganization shall be the net asset value per share of the corresponding class of the Target Fund as of the close of business on the Closing Date.

(c) The number of shares of each class of the Acquiring Fund (including fractional shares, if any, rounded to the nearest thousandth) issued in exchange for the Target Fund’s Net Assets shall equal the number of shares of the corresponding class of the Target Fund outstanding as of the Closing Date. All Acquiring Fund shares delivered to a Target Fund will be delivered at net asset value without the imposition of a sales load, commission, transaction fee or other similar fee.

(d) All computations of value shall be made by the Target Fund or its designated recordkeeping agent using the valuation procedures described in this Section 2 and shall be subject to review by the Acquiring Fund and/or its recordkeeping agent, and, if requested by either the Target Entity or the Acquiring Entity, by the independent registered public accountant of the requesting party.

3.	CLOSING AND CLOSING DATE

3.1. The Reorganization shall close on such date as the parties may mutually agree with respect to any or all Reorganizations (the “Closing Date”). All acts taking place at the closing of the Reorganization (“Closing”) shall, subject to the satisfaction or waiver of the conditions in this Agreement, be deemed to take place simultaneously as of the later of 7:01 p.m. Eastern time or the finalization of the applicable Target Fund’s net asset value on the Closing Date of that Reorganization, unless otherwise agreed to by the parties (the “Closing Time”). The Closing of the Reorganization shall be held in person, by facsimile, email or such other communication means as the parties may reasonably agree.

3.2.	With respect to the Reorganization:

(a) The Target Fund’s portfolio securities, investments or other assets that are represented by a certificate or other written instrument shall be presented, transferred and delivered by the Target Fund’s custodian (the “Target Custodian”) as of the Closing Time to the Acquiring Fund’s custodian for the account of the Acquiring Fund duly endorsed in proper form for transfer and in such condition as to constitute good delivery thereof. The Target Fund shall direct the Target Custodian to deliver to the Acquiring Fund’s custodian as of the Closing Date by book entry, in accordance with the customary practices of Target Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act), in which the Assets are deposited, the Target Fund’s portfolio securities and instruments so held. The Target Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Target Custodian to the Acquiring Fund’s custodian. A draft of such presentation shall be made for examination no later than five (5) business days preceding the Closing Date, and such final certificates and other written instruments shall be transferred and delivered by the Target Custodian as of the Closing Time for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as specified by the Acquiring Fund’s custodian so as to constitute good delivery thereof. The cash to be transferred by the Target Fund shall be delivered to the Acquiring Fund’s custodian by wire transfer of federal funds or other appropriate means on the Closing Date. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this Section for the reason that any of such securities or other investments purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund may, in its sole discretion, waive the delivery requirements of this Section with respect to the undelivered securities or other investments if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or its custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or its custodian, such as brokers’ confirmation slips.

(b) The Target Entity shall direct the Target Custodian for the Target Fund to deliver, at the Closing or as soon as practicable thereafter, a certificate of an authorized officer stating that (i) except as permitted by Section 3.2(a), the Assets have been delivered in proper form to the Acquiring Fund no later than the Closing Time on the Closing Date, and (ii) all necessary Taxes (as defined below) in connection with the delivery of the Assets, including all applicable federal, state and foreign stock transfer stamps, if any, have been paid or provision for payment has been made. At the Closing, or as soon as practicable thereafter, the Acquiring Entity will cause the custodian for the Acquiring Fund to deliver a certificate of an authorized officer acknowledging that the Acquiring Fund has received the Target Fund portfolio securities, cash and any other Assets as of the final settlement date for such transfers.

(c) At such time prior to the Closing Date as the parties mutually agree, the Target Fund shall provide instructions and related information to the Acquiring Fund or its transfer agent with respect to the Target Fund Shareholders, including names, addresses, dividend reinvestment elections, if any, and tax withholding status of the Target Fund Shareholders as of the date agreed upon (such information to be updated as of the Closing Date, as necessary). The Acquiring Fund and its transfer agent shall have no obligation to inquire as to the validity, propriety or correctness of any such instruction, information or documentation, but shall, in each case, assume that such instruction, information or documentation is valid, proper, correct and complete.

(d) The Target Entity shall direct the transfer agent for a Target Fund (the “Target Transfer Agent”) to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records, as provided to the Acquiring Fund, contain the names and addresses of the Target Fund Shareholders and the number of outstanding shares of each class owned by each such shareholder immediately prior to the Closing. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e) In the event that on the Closing Date (i) the NYSE or another primary trading market for portfolio securities of the Target Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (ii) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the board of trustees of the Acquiring Entity or the Target Entity, or the authorized officers of such entities, accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund, respectively, is impossible or impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored or such later dates as may be mutually agreed in writing by an authorized officer of each party. As of the Closing of the Reorganization, the Investment Advisory Agreement between the Target Entity and CBCM shall terminate.

4.	REPRESENTATIONS AND WARRANTIES

4.1. The Target Entity, on behalf of itself or, where applicable a Target Fund, represents and warrants to the Acquiring Entity and Acquiring Fund as follows:

(a) The Target Entity is a “Delaware statutory trust,” and is validly existing under the laws of the State of Delaware with power under the Target Entity’s governing documents (including bylaws), as applicable (“Governing Documents”) and Delaware law, to own all of its Assets, to carry on its business as it is now being conducted and to enter into this Agreement and perform its obligations hereunder. The Target Fund is a duly established and designated separate series of the Target Entity;

(b) The Target Entity is a registered investment company classified as a management company of the open-end type, and its registration with the U.S. Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, and the registration of the shares of the Target Fund under the Securities Act of 1933, as amended (“1933 Act”), are in full force and effect, and will be in full force and effect on the Closing Date, and, to the knowledge of the Target Fund, no action or proceeding to revoke or suspend such registrations is pending, or threatened. All issued and outstanding shares of the Target Fund have been offered for sale in conformity in all material respects with applicable federal and state securities laws;

(c) No consent, approval, authorization, or order of any court or governmental authority or the Financial Industry Regulatory Authority (“FINRA”) is required for the consummation by the Target Fund and the Target Entity of the transactions contemplated herein, except such as have been obtained or will be obtained prior to the Closing Date under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Target Fund of the transactions contemplated by this Agreement;

(d) To the knowledge of the Target Fund, the current prospectus and statement of additional information and current shareholder reports of the Target Fund, and each prospectus and statement of additional information and shareholder reports of the Target Fund used at all times during the three (3) years prior to the date of this Agreement, conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e) To the knowledge of the Target Fund, the Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, the requirements of, and the rules and regulations under, the 1933 Act, the 1934 Act and the 1940 Act, state securities laws and all other applicable federal and state laws or regulations. To the knowledge of the Target Fund, (i) the Target Fund is in compliance in all material respects with, and during the three (3) years prior to the date of this Agreement was in compliance in all material respects with, its investment objectives, policies, guidelines and restrictions and compliance procedures, and (ii) the value of the Net Assets of the Target Fund is, and during such period was, determined using portfolio valuation methods that, in the reasonable judgment of the Target Fund, comply in all material respects with the requirements of the 1940 Act and the rules and regulations of the Commission thereunder and the pricing and valuation policies of the Target Fund, and (iii) there have been no material miscalculations of the net asset value of the Target Fund or the net asset value per share of the Target Fund (or any class thereof) during the twelve (12) month period preceding the date hereof that, individually or in the aggregate, would have a material adverse effect on the Target Fund or its Assets and that have not been remedied or will not be remedied prior to the Closing Date in accordance with industry practice, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act. To the knowledge of the Target Fund, all advertising and sales material used by the Target Fund during the twelve (12) months prior to the date of this Agreement complied in all material respects, at the time such material was used, with applicable law and the rules and regulations of FINRA;

(f) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund will as of the Closing Time have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets free of adverse claims, including any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, free of adverse claims and subject to only those restrictions on the full transfer thereof as when they were held by the Target Fund, including, without limitation, such restrictions as might arise under the 1933 Act, provided that the Acquiring Fund will, as applicable, acquire assets that are segregated as collateral for the Target Fund’s derivative positions, including without limitation as collateral for swap positions and as margin for futures and options positions, subject to such segregation and liens that apply to such Assets;

(g) Except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, the Target Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Target Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund or the Target Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Target Fund or Target Entity is a party or by which it is bound;

(h) To the knowledge of the Target Fund, except as otherwise disclosed to and accepted, in writing, by or on behalf of the Acquiring Fund, all material contracts or other commitments of the Target Fund (other than this Agreement and certain investment contracts, including swap agreements, options, futures and forward contracts) will terminate or be terminated with respect to the Target Fund without liability to the Target Fund or may otherwise be assigned to the Acquiring Fund without the payment of any fee (penalty or otherwise) or acceleration of any obligations of the Target Fund on or prior to the Closing Date, provided that such assigned contracts are identified on Schedule 4.1(h);

(i) To the knowledge of the Target Fund, except as set forth on Schedule 4.1(i), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or threatened against the Target Fund or Target Entity, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Target Fund’s financial condition or the conduct of its business or the Target Fund’s ability to consummate the transactions contemplated by this Agreement. The Target Fund and the Target Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Target Entity nor the Target Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated. The Target Fund (i) has not entered into any contract or agreement or amendment of any contract or agreement or terminated any contract or agreement, in each case material to the operation of the Target Fund, except as otherwise contemplated by this Agreement or as disclosed to the Acquiring Fund; (ii) has not incurred any indebtedness, other than in the ordinary course of business consistent with the investment objective and policies of the Target Fund; (iii) has not entered into any amendment of its Governing Documents that has not been disclosed to the Acquiring Fund; (iv) does not have outstanding any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business) upon any asset of the Target Fund other than a lien for Taxes (as defined below) not yet due and payable or as contemplated by Section 4.1(f); and (v) has not entered into any agreement or made any commitment to do any of the foregoing except as disclosed to the Acquiring Fund;

(j) The financial statements of the Target Fund for the most recently completed fiscal year have been, or will be, audited by the independent registered public accounting firm identified in the Target Fund’s prospectus or statement of additional information included in the Target Fund’s registration statement on Form N-1A. To the knowledge of the Target Fund, such statements, as well as the unaudited, semi-annual financial statements for the semi-annual period next succeeding the Target Fund’s most recently completed fiscal year, if any, are or will be, as applicable, prepared in accordance with GAAP consistently applied, and such statements (copies of which, if available, have been furnished or made available to the Acquiring Fund) present fairly, or will present fairly, in all material respects, the financial condition of the Target Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Target Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Target Fund has been disclosed or, to the knowledge of the Target Fund, is required to be disclosed in the Target Fund’s reports on Form N-CSR and, to the knowledge of the Target Fund, no such disclosure will be required as of the Closing Date;

(k) Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, except as otherwise disclosed to and accepted by the Acquiring Fund in writing. For the purposes of this subparagraph, a decline in net asset value due to declines in market values of securities held by the Target Fund, the redemption of the Target Fund’s shares by shareholders of the Target Fund or the discharge of the Target Fund’s ordinary course liabilities shall not constitute a material adverse change;

(l) To the knowledge of the Target Fund, on the Closing Date, all Tax Returns (as defined below) of the Target Fund required by law to have been filed by such date (including any extensions) for the prior three (3) taxable years for which Tax Returns have been due shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Target Fund’s knowledge, no such Tax Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Target Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in the Target Fund financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements. To the Target Fund’s knowledge, no claim has ever been made by a taxing authority in a jurisdiction where the Target Fund does not file a Tax Return that the Target Fund is or may be subject to taxation in that jurisdiction. To the knowledge of the Target Fund, the Target Fund is in compliance in all material respects with applicable U.S. Treasury regulations promulgated under the Code (“Treasury Regulations”) pertaining to the reporting of distributions on and redemptions of its shares of beneficial interest and to withholding in respect of distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder. As used in this Agreement, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, excise tax and withholding on amounts paid to or by any person), together with any interest, penalty, addition to tax or additional amount imposed by any governmental authority (whether domestic, foreign, federal, state or local) responsible for the imposition of any such tax. “Tax Return” means reports, returns, information returns, dividend reporting forms, elections, agreements, declarations, or other documents or reports of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed or furnished or required to be furnished with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto);

(m) The Target Fund: (i) is not (and will not be as of the Closing Date) classified as a partnership, and instead is (and will be as of the Closing Date) classified as an association that is subject to Tax as a corporation for federal Tax purposes, (ii) has elected to be a regulated investment company under Subchapter M of the Code, and (iii) is a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Target Fund has qualified for treatment as a regulated investment company for each taxable year since inception that has ended prior to the Closing Date and will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date, and for each such taxable year (or portion thereof), the Target Fund has been eligible to compute its federal income tax under Section 852 of the Code. The Target Fund will satisfy the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d)(1) of the Code as of the last taxable year quarter end of the Target Fund closing on or before the Closing Date. The Target Fund will not have as of the Closing Date any material tax liability under Sections 852 or 4982 of the Code for any period ended on or before the Closing Date. The Target Fund has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply to the Target Fund. The Target Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the Treasury Regulations promulgated thereunder;

(n) The Target Fund has not changed its taxable year end within the most recent 60-month period ending on the last day of the month immediately preceding the Closing Date of the Reorganization, and it does not intend to change its taxable year end prior to the Closing Date;

(o) The Target Fund has not undergone, has not agreed to undergo, nor, to its knowledge, is required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Target Fund (including the Acquiring Fund as its successor) will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date; (ii) “closing agreement” as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date; (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date;

(p) The Target Fund has not been notified in writing that any examinations of the Tax Returns of the Target Fund are currently in progress or threatened, and, to the knowledge of the Target Fund, no such examinations are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Target Fund as a result of any audit by the Internal Revenue Service (“IRS”) or any state, local or foreign taxing authority, and, to the knowledge of the Target Fund, no such deficiency has been proposed or threatened, and there are no levies, liens or other encumbrances related to Taxes existing or known to the Target Fund to be threatened or pending with respect to the Assets of the Target Fund;

(q) The Target Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. The Target Fund is not currently and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Target Fund is not a party to any Tax allocation, sharing, or indemnification agreement;

(r) All issued and outstanding shares of the Target Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Target Entity, and are not, and on the Closing Date will not be, subject to preemptive or objecting shareholder rights. In every state where offered or sold, such offers and sales have been in compliance in all material respects with applicable registration and/or notice requirements of the 1933 Act and state and District of Columbia securities laws. All of the issued and outstanding shares of the Target Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Target Transfer Agent, on behalf of the Target Fund;

(s) The Target Entity, on behalf of the Target Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action, if any, on the part of the board of trustees of the Target Entity and, subject to the approval of the shareholders of the Target Fund (only with respect to those obligations under this Agreement that are contingent on such shareholder approval) and the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(t) The information relating to the Target Fund furnished by the Target Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory or self-regulatory authority that are necessary in connection with the transactions contemplated hereby is and will be accurate and complete in all material respects and will comply in all material respects with federal securities laws and regulations thereunder and other applicable laws and regulations applicable thereto;

(u) As of the date of this Agreement or within a certain time thereafter as mutually agreed by the parties, the Target Fund has provided the Acquiring Fund with all information requested by the Acquiring Fund reasonably necessary for the preparation of the N-14 Registration Statement (as defined in Section 5.1(b) hereof), in compliance with the 1933 Act, the 1934 Act and the 1940 Act in connection with the meeting of shareholders of the Target Fund to approve this Agreement and the transactions contemplated hereby. As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Fund and the Closing Date, such information provided by any Target Fund will not, to its knowledge, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein;

(v) To the knowledge of the Target Fund, the books and records of the Target Fund are true and correct in all material respects and contain no material omissions with respect to information required to be maintained under the laws, rules and regulations applicable to the Target Fund;

(w) The Target Entity and the Target Fund have maintained any material license, permit, franchise, authorization, certification and approval required by any governmental entity in the conduct of its business (the “Licenses and Permits”). Each License and Permit has been duly obtained, is valid and in full force and effect, and is not subject to any pending or, to the knowledge of the Target Entity, threatened administrative or judicial proceeding to revoke, cancel, suspend or declare such License and Permit invalid;

(x) The Target Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code; and

(y) The Target Fund has no unamortized or unpaid organizational fees or expenses.

4.2. The Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants to the Target Entity and corresponding Target Fund as follows:

(a) The Acquiring Fund is duly organized as a series of the Acquiring Entity, which is a statutory trust duly formed, validly existing, and in good standing under the laws of the State of Delaware, each with power under its Governing Documents to own all of its properties and assets and to carry on its business as it is now being, and as it is contemplated to be, conducted and to enter into this Agreement and perform its obligations hereunder;

(b) The Acquiring Entity is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act are in full force and effect, and will be in full force and effect on the Closing Date, and no action or proceeding to revoke or suspend such registrations is pending, or to the knowledge of the Acquiring Fund, threatened;

(c) No consent, approval, authorization, or order of any court, governmental authority or FINRA is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been or will be (at or prior to the Closing Date) obtained under the 1933 Act, the 1934 Act, the 1940 Act and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico), each of which, as required, shall have been obtained on or prior to the Closing Date. No consent of or notice to any other third party or entity is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement;

(d) The prospectus and statement of additional information of the Acquiring Fund to be used in connection with the Reorganization will conform at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(e) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Entity’s Governing Documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any lien, encumbrance, penalty, or additional fee under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund or the Acquiring Entity is a party or by which it is bound;

(f) Except as set forth on Schedule 4.2(f), no litigation or administrative proceeding or investigation of or before any court, tribunal, arbitrator, governmental body, regulatory agency or FINRA is presently pending or, to the Acquiring Fund’s knowledge, threatened against the Acquiring Fund, and no such litigation, proceeding or investigation, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business or the Acquiring Fund’s ability to consummate the transactions contemplated by this Agreement. The Acquiring Fund and the Acquiring Entity, without any special investigation or inquiry, know of no facts that might form the basis for the institution of such proceedings and neither the Acquiring Entity nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court, governmental body, regulatory agency or FINRA that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(g) The Acquiring Fund has not yet commenced operations. The Reorganization will be structured as a “shell reorganization” subject to U.S. federal income tax treatment under Section 368(a)(1)(F) of the Code. The Acquiring Fund is, and will be at the time of Closing, a new series portfolio of the Acquiring Entity created within the last twelve (12) months, without assets or liabilities, formed for the purpose of receiving the Assets and assuming the Liabilities of the Target Fund in connection with the Reorganization and, accordingly, the Acquiring Fund has not prepared books of account and related records or financial statements or issued any shares except those issued in a private placement to the Acquiring Entity or its affiliate to secure any required initial shareholder approvals;

(h) On the Closing Date, all material Tax Returns of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof. To the Acquiring Fund’s knowledge, no such Tax Return is currently under audit by any federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Tax Returns; there are no levies, liens or other encumbrances on the Acquiring Fund or its assets resulting from the non-payment of any Taxes; and no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending;

(i) The Acquiring Fund: (i) was formed for the purpose of the Reorganization, (ii) is not (and will not be as of the Closing Date) classified as a partnership, and instead is (and will be as of the Closing Date) classified as an association that is subject to Tax as a corporation for U.S. federal income tax purposes and has elected (or will timely elect) the latter classification by filing Form 8832 with the IRS, (iii) has not filed any income tax return, and intends to qualify to be a regulated investment company under Subchapter M of the Code for its taxable year which includes the Closing Date, (iv) holds and has held no property and has and has had no Tax attributes, and (v) is a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

(j) The Acquiring Entity, on behalf of the Acquiring Fund, has all requisite power and authority to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the board of trustees of the Acquiring Entity, on behalf of the Acquiring Fund, and subject to the approval of shareholders of the Target Fund and the due authorization, execution and delivery of the Agreement by the other parties thereto, this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(k) The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Agreement, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Assets in accordance with the terms of this Agreement, will be fully paid and non-assessable by the Acquiring Entity;

(l) The Acquiring Entity is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(m) The Acquiring Fund has no unamortized or unpaid organizational fees or expenses for which it does not expect to be reimbursed by the Acquiring Entity or its affiliates;

(n) As of the effective date of the N-14 Registration Statement, the date of the meeting of shareholders of the Target Fund and the Closing Date, the information provided by any Acquiring Fund for use in the N-14 Registration Statement, including the documents contained or incorporated therein by reference will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided, however, that the representations and warranties in this subparagraph shall not apply to statements in or omissions from the N-14 Registration Statement made in reasonable reliance upon and in conformity with information that was furnished by the Target Fund for use therein; and

4.3. With respect to the Reorganization, the Target Entity, on behalf of the Target Fund, and the Acquiring Entity, on behalf of the Acquiring Fund, represents and warrants as follows:

(a) The net asset value of the Acquiring Fund’s shares that each Target Fund shareholder receives will be equal to the net asset value of the Target Fund shares it actually or constructively surrenders in exchange therefor;

(b) The fair market value of the Assets will equal or exceed the Liabilities to be assumed by the Acquiring Fund and those to which the Assets are subject;

(c) No expenses incurred by the Target Fund or on its behalf in connection with the Reorganization will be paid or assumed by the Acquiring Fund or any other third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund shares will be transferred to the Target Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof; and

(d) Immediately following consummation of the Reorganization: (1) the shareholders of the Acquiring Fund will own all the Acquiring Fund shares and will own those shares solely by reason of their ownership of the Target Fund shares immediately before the Reorganization; (2) the Acquiring Fund will hold the same Assets and will be subject to the Liabilities that the Target Fund held or was subject to immediately before the Reorganization; and (3) the amount of all distributions (other than dividends and redemption payments) Target Fund will make immediately preceding the Reorganization, will, in the aggregate, constitute less than 1% of its net assets.

5.	COVENANTS OF THE ACQUIRING ENTITY AND THE TARGET ENTITY

5.1. With respect to the Reorganization:

(a) The Target Fund will (i) operate its business in the ordinary course and substantially in accordance with past practice between the date hereof and the Closing Date, it being understood that, with respect to the Target Fund, such ordinary course of business may include purchases and sales of portfolio securities and other instruments, sales and redemptions of the Target Fund’s shares, and the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable, and (ii) use its reasonable best efforts to preserve intact its business organization and material assets and maintain the rights, franchises and business and customer relations necessary to conduct the business operations of the Target Fund in the ordinary course in all material respects. The Acquiring Fund shall take such actions as are customary to the organization of a new series prior to its commencement of operations. In order to facilitate the transfer of Assets at the Closing Date, the Acquiring Entity may request in writing that CBCM use commercially reasonable efforts, subject to CBCM’s fiduciary duty, as applicable, to limit or cease portfolio trading on behalf of the Target Fund for such period of time prior to the Closing Date as is reasonable to facilitate the Reorganization. CBCM agrees that it will accommodate such requests if in CBCM’s discretion such trading restrictions may practicably be implemented and are consistent with the investment objectives, policies and strategies of the Target Fund and consistent with fulfilling its fiduciary obligations as an investment adviser. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

(b) The parties hereto shall cooperate in preparing, and the Acquiring Entity shall file with the Commission, a registration statement on Form N-14 under the 1933 Act, which shall properly register the Acquiring Fund shares to be issued in connection with the Reorganization and include a proxy statement with respect to the votes of the shareholders of the Target Fund to approve the Reorganization (the “N-14 Registration Statement”). If at any time prior to the Closing Date a party becomes aware of any untrue statement of a material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made in respect of the N-14 Registration Statement, such party shall notify each other party, and the parties shall cooperate in promptly preparing and filing with the Commission and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item. The Target Fund agrees to mail or otherwise deliver (e.g., by electronic means consistent with applicable regulations governing their use) to its respective shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, the prospectus/proxy statement contained in the N-14 Registration Statement and other documents as are necessary, which each comply in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

(c) The Target Entity will call a meeting of the shareholders of the Target Fund to be held prior to the Closing Date to consider and act upon this Agreement and to take all other action necessary to seek to obtain the required shareholder approval of the transactions contemplated herein. In the event that the Target Fund does not achieve a quorum or receives insufficient votes from shareholders to approve the proposal, the meeting may be postponed or adjourned as permitted under the Target Entity’s Governing Documents, applicable law and the N-14 Registration Statement in order to permit further solicitation of proxies, for a period of up to 120 days or such longer period as is mutually agreed upon by the parties.

(d) The Target Fund covenants that the Acquiring Fund’s shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

(e) The Target Entity will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares, and will assist the Acquiring Fund and the Acquiring Entity, in obtaining copies of any books and records of the Target Fund from its service providers reasonably requested by the Acquiring Entity.

(f) The Target Entity will provide the Acquiring Fund with: (i) a schedule, as set forth in this Schedule 5.1(f), certified by the Treasurer of the Target Entity, stating that the various statements, books and records set forth in Schedule 5.1(f) exist and specifying the location of such statements, books and records and the means by which the Acquiring Entity can access them (the “Schedule of Statements, Books and Records”); and (ii) FASB ASC 740-10 (formerly FIN 48) work papers and supporting statements pertaining to the Target Fund relating to any taxable years of the Target Fund not closed by the applicable Tax statute of limitations (the “ASC 740-10 Workpapers”). The Schedule of Statements, Books and Records shall be provided at the Closing. The ASC 740-10 Workpapers shall be provided at least sixty (60) days prior to the Closing Date.

(g) The Target Fund will prepare and deliver to the Acquiring Fund at least five (5) business days prior to the Closing Date a statement of the Assets and the Liabilities of the Target Fund as of such date for review and agreement by the parties to determine that the Assets and the Liabilities of the Target Fund are being correctly determined in accordance with the terms of this Agreement. The Target Fund will deliver at the Closing a statement of Assets and Liabilities of the Target Fund as of the Closing Date, certified by the Treasurer of the Target Entity.

(h) Subject to the provisions of this Agreement, the Acquiring Fund and the Target Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

(i) As soon as is reasonably practicable after the Closing, the Target Fund will make one or more distributions to its shareholders consisting of all shares of the applicable class of the Acquiring Fund received at the Closing, as set forth in Section 1.2(d) hereof.

(j) The Acquiring Fund and the Target Fund shall each use their reasonable best efforts prior to Closing to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

(k) The Target Fund shall, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

(l) The Acquiring Fund shall, from time to time, as and when reasonably requested by the Target Fund, execute and deliver or cause to be executed and delivered all such assumption agreements and other instruments, and will take or cause to be taken such further action, as the Target Fund may reasonably deem necessary or desirable in order for the Acquiring Fund to assume the Target Fund’s Liabilities and otherwise to carry out the intent and purpose of this Agreement.

(m) The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

(n) The parties intend that the Reorganization will qualify as a reorganization with the meaning of Section 368(a) of the Code. None of the parties to this Agreement shall take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of the Reorganization to qualify as a reorganization with the meaning of Section 368(a) of the Code.

(o) At or prior to the Closing, the Target Fund shall have delivered to the Acquiring Fund copies of: (i) any legal opinions that have been issued to or for the benefit of the Target Fund and which have continuing relevance and (ii) with respect to any wholly owned subsidiaries of the Target Fund (if any), any organizational documents, including without limitation, the declarations of trust, articles of incorporation and bylaws, together with the board meeting minutes and consent of directors or trustees and shareholders.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET ENTITY

6.1. With respect to the Reorganization, the obligations of the Target Entity, on behalf of the Target Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Target Entity’s waiver, of the obligations to be performed by the Acquiring Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Acquiring Fund and the Acquiring Entity contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b) The Acquiring Entity shall have delivered to the Target Entity as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance reasonably satisfactory to Target Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Acquiring Entity and Acquiring Fund made in this Agreement are true and correct at and as of the Closing Time, except as they may be affected by the transactions contemplated by this Agreement;

(c) The Acquiring Entity and the Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity and the Acquiring Fund, on or before the Closing Time;

(d) The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional shares of each class of the Acquiring Fund to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;

(e) As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Acquiring Fund is contractually obligated to pay for services provided to the Acquiring Fund from those described in the N-14 Registration Statement;

(f) The Target Entity shall have received from the Target Transfer Agent a certificate stating that it has received from the Acquiring Entity the number of shares of the Acquiring Fund equal in value to the value of the shares of the Target Fund as of the time and date set forth in Section 3; and

(g) The Target Entity shall have received on the Closing Date the opinion of Practus, LLP (“Practus”), counsel to the Target Entity (which may rely on certificates of officers or trustees of the Acquiring Entity), dated as of the Closing Date, covering the following points:

(i) The Acquiring Entity is a statutory trust duly formed, validly existing and in good standing under the laws of the State of Delaware, and has the power to own all of the Acquiring Fund’s properties and assets and to carry on its business, including that of the Acquiring Fund, as a registered investment company;

(ii) The Acquiring Entity is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including the Acquiring Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(iii) The Agreement has been duly authorized by the Acquiring Entity on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of the Agreement by the Target Entity, the Target Fund and CBCM, it is a valid and binding obligation of the Acquiring Entity, on behalf of the Acquiring Fund, enforceable against it in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing;

(iv) The Acquiring Fund shares to be issued to the Target Fund as provided by this Agreement are duly authorized, upon such delivery will be validly issued and upon receipt of the Target Fund’s Assets will be fully paid and non-assessable by the Acquiring Entity, and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof; and

(v) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Acquiring Entity’s Governing Documents or a breach or default under any material contract, agreement, instrument or other document pertaining to, or material to the business or financial condition of, the Acquiring Fund, or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY

7.1. With respect to the Reorganization, the obligations of the Acquiring Entity, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject to the performance, or to the extent legally permissible, the Acquiring Fund’s waiver, of the obligations to be performed by the Target Fund hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Target Entity and the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Time, with the same force and effect as if made on and as of the Closing Time;

(b) The Target Entity, on behalf of the Target Fund, shall have delivered to the Acquiring Entity (i) a statement of the Target Fund’s Assets and Liabilities, as of the Closing Date, certified by the Treasurer of the Target Entity, (ii) the Schedule of Statements, Books and Records, (iii) in electronic form, to the extent permitted by applicable law, all information pertaining to, or necessary or useful in the calculation or demonstration of, the investment performance of the Target Fund, and (iv) the ASC 740-10 Workpapers. The information to be provided under (ii) and (iv) of this subsection shall be provided in accordance with the timing set forth in Section 5.1(f) hereof;

(c) The Target Entity shall have delivered to the Acquiring Entity as of the Closing Time a certificate executed in its name by its President or Vice President and Treasurer, in form and substance satisfactory to the Acquiring Entity and dated as of the Closing Date, to the effect that the representations and warranties of or with respect to the Target Entity and Target Fund made in this Agreement are true and correct at and as of the Closing Time;

(d) The Target Custodian and the Target Transfer Agent shall have delivered the certificates contemplated by Sections 3.2(b) and 3.2(d) of this Agreement, respectively, and the Target Transfer Agent or the Target Entity’s President or Vice President shall have delivered the certificate contemplated by Section 5.1(f) of this Agreement, each duly executed by an authorized officer of the Target Custodian, the Target Transfer Agent, the Target Entity’s President or the Target Entity’s Vice President, as applicable;

(e) The Target Entity and the Target Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Target Entity and the Target Fund, on or before the Closing Time;

(f) The Target Fund and the Acquiring Fund shall have agreed on the number of full and fractional shares of each class of the Acquiring Fund set forth on Exhibit A hereto to be issued in connection with the Reorganization after such number has been calculated in accordance with Section 1.2 hereto;

(g) The Target Entity shall have duly executed and delivered to the Acquiring Entity, on behalf of the Target Fund, such bills of sale, assignments, certificates and other instruments of transfer, including transfer instructions to the Target Custodian and instructions to the Acquiring Fund’s transfer agent as the Acquiring Entity may reasonably deem necessary or desirable to evidence the transfer to the Acquiring Fund by the Target Fund all of the right, title and interest of the Target Fund in and to the respective Assets of the Target Fund. In each case, the Assets of the Target Fund shall be accompanied by all necessary state stock transfer stamps or cash for the appropriate purchase price therefor;

(h) The Acquiring Entity shall have received at the Closing: (i) a certificate of an authorized signatory of the Target Custodian stating that the Assets of the Target Fund have been delivered to the Acquiring Fund; (ii) a certificate of an authorized signatory from the custodian for the Acquiring Fund stating that the Assets of the Target Fund have been received; (iii) a certificate of an authorized officer of the Target Transfer Agent confirming that the transfer agent has delivered its records containing the names and addresses of the record holders of the Target Fund’s shares and the number and percentage (to four decimal places) of ownership of the Target Fund owned by each such holder as of the Closing Date; and (iv) the Tax books and records of the Target Fund, including but not limited to, for purposes of preparing any Tax Returns required by law to be filed after the Closing Date;

(i) As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions or any increase in the investment management fee rate or other fee rates that the Target Fund is contractually obligated to pay for services provided to the Target Fund from those described in the N-14 Registration Statement; and

(j) The Acquiring Entity shall have received on the Closing Date an opinion of Practus, counsel to the Target Entity (which may rely on certificates of officers or trustees of the Target Entity), covering the following points:

(i) The Target Entity is a “Delaware statutory trust,” and is validly existing under the laws of the State of Delaware with power under the Target Entity’s Governing Documents and Delaware law to own all of its Assets, and to conduct its business, including that of the Target Fund, as described in its organizational documents or in the most recently filed registration statement of the Target Fund;

(ii) The Target Entity is a registered investment company classified as a management company of the open-end type with respect to itself and, if applicable, each series of shares it offers, including the Target Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

(iii) The Agreement has been duly authorized by the Target Entity on behalf of Target Fund and, assuming due authorization, execution and delivery of the Agreement by the Acquiring Entity on behalf of the Acquiring Fund, is a valid and binding obligation of the Target Entity, on behalf of the Target Fund, enforceable against the Target Entity in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent conveyance, reorganization, receivership, moratorium and other similar laws relating to or affecting creditors’ rights generally, general equity principles (whether considered in a proceeding in equity or at law) and to an implied covenant of good faith and fair dealing; and

(iv) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of, as appropriate, the Target Entity’s Governing Documents or a breach or default under any material contract, agreement, instrument or other document pertaining to, or material to the business or financial condition of, the Target Fund, or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any such agreement.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING ENTITY AND THE TARGET ENTITY

With respect to the Reorganization, if any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Target Fund or the Acquiring Fund, the Acquiring Entity or Target Entity, respectively, shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1. The Agreement shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the Target Entity’s Governing Documents, applicable law of the State of Delaware, and the 1940 Act, and certified copies of the voting record from the proxy solicitor evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.1;

8.2. The Agreement and transactions contemplated herein shall have been approved by the board of trustees of the Target Entity and the board of trustees of the Acquiring Entity and each party shall have delivered to the other party a copy of the resolutions approving this Agreement and the transactions contemplated in connection herewith adopted by such party’s board of trustees, certified by the secretary or equivalent officer. Notwithstanding anything herein to the contrary, neither the Target Fund nor the Acquiring Fund may waive the conditions set forth in this Section 8.2;

8.3. On the Closing Date, no action, suit or other proceeding shall be pending or, to the Target Entity’s or the Acquiring Entity’s knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.4. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or Target Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not result in a material adverse effect on the Acquiring Fund or the Target Fund, provided that either party hereto may for itself waive any of such conditions;

8.5. The N-14 Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act;

8.6. The Target Entity and the Acquiring Entity shall have received on or before the Closing Date an opinion of Practus in form and substance reasonably acceptable to the Target Entity and the Acquiring Entity, as to the matters set forth on Schedule 8.6. In rendering such opinion, Practus may request and rely upon representations contained in certificates of officers of the Target Entity, the Acquiring Entity and others, and the officers of the Target Entity and the Acquiring Entity shall use their best efforts to make available such truthful certificates. Such opinion shall contain such limitations as shall be in the opinion of Practus appropriate to render the opinions expressed therein. Subject to receipt of the certificates referenced in this Section 8.6 and absent a change of law or change of fact between the date of this Agreement and the Closing, the Acquiring Fund agrees that such opinion shall state that the Reorganization will qualify as a “reorganization” under Section 368(a)(1)(F) of the Code. Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Target Entity may waive the conditions set forth in this paragraph 8.6;

9.	FEES AND EXPENSES

9.1. The parties hereto represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2. Except as otherwise stated herein, CBCM will bear the expenses of the Target Entity and Acquiring Entity relating to the Reorganization, whether or not the Reorganization is consummated. The expenses of the Reorganizations shall include costs associated with obtaining board approvals, any necessary order of exemption from the 1940 Act, organizing the Acquiring Fund, preparation, printing and distribution of the N-14 Registration Statement for the Reorganization (including the prospectus/proxy statement contained therein), preparation and filing other necessary reorganization documents with the SEC to effect the Reorganization, legal fees, accounting fees, audit fees, proxy solicitation fees, Taxes and stamps, expenses of holding shareholders’ meetings, and other related administrative or operational costs (including, for example, brokerage commissions, transfer fees, exchange fees, and securities registration fees). Neither the Target Fund nor the Acquiring Fund will bear any costs relating to the Reorganization other than as described in this Agreement.

10.	COOPERATION AND EXCHANGE OF INFORMATION

With respect to the Reorganization, prior to the Closing and for a reasonable time thereafter, the Target Entity and the corresponding Acquiring Entity will provide each other and their respective representatives with such cooperation, assistance and information as is reasonably necessary (i) for the filing of any Tax Return, for the preparation for any audit, and for the prosecution or defense of any claim, suit or proceeding relating to any proposed adjustment, or (ii) for any financial accounting purpose. Each such party or their respective agents will retain until the applicable period for assessment under applicable law (giving effect to any and all extensions or waivers) has expired all returns, schedules and work papers and all material records or other documents relating to Tax matters and financial reporting of Tax positions of the Target Fund and the Acquiring Fund for its taxable period first ending after the Closing of the Reorganization and for all prior taxable periods for which the statute of limitation had not run at the time of the Closing, provided that a Target Entity shall not be required to maintain any such documents that it has delivered to the Acquiring Fund.

11.	INDEMNIFICATION

11.1. With respect to the Reorganization, the Acquiring Entity, out of the assets of the applicable Acquiring Fund, agrees to indemnify and hold harmless the Target Entity and the Target Entity’s officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Target Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Entity, on behalf of the applicable Acquiring Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the Closing of the Reorganization.

11.2. With respect to the Reorganization, the Target Entity, out of the assets of the applicable Target Fund, agrees to indemnify and hold harmless the Acquiring Entity and the Acquiring Entity’s officers and trustees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly and severally, the Acquiring Entity or any of its trustees or officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Target Entity, on behalf of the applicable Target Fund, of any of its representations, warranties, covenants or agreements set forth in this Agreement. This indemnification obligation shall survive the termination of this Agreement and the Closing of the Reorganization.

12.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES AND COVENANTS

12.1. Except as described in Section 9.2, each party agrees that no party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

12.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

13.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to one or more (or all) Reorganizations at any time prior to the Closing Date by: (i) mutual agreement of the parties; (ii) either the Acquiring Entity or the Target Entity if the Closing shall not have occurred on or before [DATE]; unless such date is extended by mutual agreement of the Acquiring Entity and the Target Entity; (iii) any party if one or more other parties shall have materially breached its obligations under this Agreement or made a material misrepresentation herein or in connection herewith which would render a condition set forth in this Agreement unable to be satisfied; or (iv) by the board of trustees of either the Target Entity or Acquiring Entity. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective directors/trustees or officers, except for (a) any such material breach or intentional misrepresentation or (b) the parties’ respective obligations under Sections 9.2 and 11, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

14.	AMENDMENTS

This Agreement may be amended, modified or supplemented in a writing signed by the parties hereto to be bound by such Amendment; provided, however, that following the meeting of the shareholders of the Target Fund called pursuant to Section 5.1(c) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Fund to be issued to the shareholders of the Target Fund under this Agreement to the detriment of such shareholders without their further approval.

15.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery, personal service or prepaid or certified mail addressed to:

For the Acquiring Entity:

Commonwealth Financial Services

8730 Stony Point Parkway, Suite 205

Richmond, VA 23235

With a copy to:

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Attn: John H. Lively

For the Target Entity and CBCM:

Cook & Bynum Capital Management, LLC

2830 Cahaba Road

Birmingham, AL 35223

with a copy to:

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Attn: John H. Lively

16.	HEADINGS; GOVERNING LAW; COUNTERPARTS; ASSIGNMENT; LIMITATION OF LIABILITY

16.1. The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

16.2. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware and applicable federal law, without regard to its principles of conflicts of laws.

16.3. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

16.4. This Agreement may be executed in any number of counterparts, each of which shall be considered an original.

16.5. The Target Entity is a Delaware statutory trust. With respect to the Reorganization of the Target Fund, the Target Entity is executing this Agreement on behalf of the Target Fund only. Pursuant to the Trust Instrument of the Target Entity and Section 3804(a) of the Delaware Statutory Trust Act , there is a limitation on liability of each series such that (a) the debts, liabilities, obligations and expenses incurred, contracted or otherwise existing with respect to the Target Fund are enforceable against the assets of that Target Fund only, and not against its shareholders, Trustees, the assets of the Target Entity generally or the assets of any other series thereof, and (b) none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Target Entity generally or with respect to any other series thereof are enforceable against the assets of such Target Fund or its shareholders or Trustees.

16.6. The Acquiring Entity is a Delaware statutory trust. With respect to the Reorganization with the Acquiring Fund, the Acquiring Entity is executing this Agreement on behalf of the Acquiring Fund only. Pursuant to the Trust Instrument of the Acquiring Entity and Section 3804(a) of the Delaware Statutory Trust Act, there is a limitation on liability of each series such that (a) the debts, liabilities, obligations and expenses incurred, contracted or otherwise existing with respect to the Acquiring Fund are enforceable against the assets of that Acquiring Fund only, and not against the assets of the Acquiring Entity generally or the assets of any other series thereof, and (b) none of the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to the Acquiring Entity generally or with respect to any other series thereof are enforceable against the assets of such Acquiring Fund.

16.7. The parties expressly agree that their obligations hereunder shall not be binding upon any of their respective board members, shareholders, nominees, officers, agents, or employees personally, but, except as provided in Section 9.2 hereof, shall bind only the property of the applicable Target Fund or the applicable Acquiring Fund as provided in the Governing Documents of the applicable Target Entity or the applicable Acquiring Entity, respectively. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

17.	PUBLICITY/CONFIDENTIALITY

17.1. The parties shall cooperate on determining the manner in which any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein are made, provided that nothing herein shall prevent either party from making such public announcements as may be required by law, in which case the party issuing such statement or communication shall use all reasonable commercial efforts to advise the other party prior to such issuance.

17.2. The Target Entity, the Acquiring Entity and CBCM (for purposes of this Section 17, the “Protected Persons”) will hold, and will cause their board members, officers, employees, representatives, agents and affiliates to hold, in confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other Protected Persons, any non-public information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it becomes publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

17.3. In the event of a termination of this Agreement, the Protected Persons agree that they along with their employees, representative agents and affiliates shall, and shall cause their affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the other Protected Persons and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

[Signature pages follow]

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be approved on behalf of the Acquiring Fund and Target Fund.

Cook & Bynum Funds Trust, on behalf of its series identified on Exhibit A hereto	World Funds Trust, on behalf of its series identified on Exhibit A hereto

By:	By:
Name:	Name:
Title:	Title:

Cook & Bynum Capital Management, LLC, solely with respect to 1.2(f), 5.1(a), 14, 16.3, 17.2, and 17.3

By:
Name:
Title:

EXHIBIT A

CHART OF REORGANIZATIONS

Target Trust/Fund	Corresponding Acquiring Trust/Fund
Cook & Bynum Funds Trust	World Funds Trust
The Cook & Bynum Fund	The Cook & Bynum Fund

Schedule 4.1(h)

Assigned Contracts

[ ]

Schedule 4.1(i)

Target Fund/Target Entity Litigation, Administrative Proceedings and Investigations

[ ]

Schedule 4.2(f)

Acquiring Fund Litigation, Administrative Proceedings and Investigations

[ ]

Schedule 5.1(f)

Target Fund Statements, Books and Records

Type of Statements, Books or Records	Location	Method of Access

Shareholder ledger accounts including, without limitation:

•  the name, address and taxpayer identification number of each shareholder of record,

•  the number of shares of beneficial interest held by each shareholder,

•  the dividend reinvestment elections applicable to each shareholder, and

•  the backup withholding and nonresident alien withholding certifications

	[ ]	Electronic

Information in connection with the Target Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related Treasury Regulations

Notices or records on file with the Target Fund with respect to each shareholder, for all of the shareholders of record of the Target Fund as of the close of business on the Closing Date, who are to become holders of the Acquiring Fund as a result of the transfer of Assets

Year-end shareholder tax reporting information including ICI broker files, Tax insert letters, and supporting calculations for the Target Fund

All IRS Forms 8937 (Report of Organizational Actions Affecting Basis of Securities) filed or posted by the Target Fund

Type of Statements, Books or Records	Location	Method of Access
Statement of the respective Tax1 basis (by lot) and holding period as of the Closing Date of all portfolio securities to be transferred by the Target Fund to the Acquiring Fund

Tax books and records of the Target Fund for purposes of preparing any Tax returns required by law to be filed for Tax periods ending after the Closing Date2

A statement of any capital loss carryovers, for U.S. federal income tax purposes, of the Target Fund, as of the most recent Tax year end of the Target Fund, along with supporting workpapers providing information regarding any limitations on the use of such capital loss carryovers including information on any built-in gains and built-in losses of the Target Fund for purposes of applying applicable limitations on the use of such items under the Code

All Tax Returns filed by or on behalf of the Target Fund (including extensions)

Any of the following that have been issued to or for the benefit of the Target Fund: (a) rulings, determinations, holdings or opinions issued by any Tax authority and (b) Tax opinions

[1]	The terms “Tax”, “Taxes” and “Tax Return” as used in this Schedule 5.1(f) shall be as set forth in Section 4.1(l) of this Agreement.
[2]	Such Tax books and records shall include, but not be limited to, a statement of the current earnings and profits of the Target Fund for U.S. federal income tax purposes, a statement of the items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code and the current and historical books and records of the Target Fund to comply with regulatory requirements imposed under the Code and the Treasury Regulations for all periods including, but not limited to, up to and including the Closing Date.

Type of Statements, Books or Records	Location	Method of Access
All books and records related to testing the qualification of the Target Fund as a regulated investment company for U.S. federal income tax purposes (e.g., distribution requirement, qualifying income requirement, quarterly asset diversification requirement)

All books and records relating to the filing of FBARs (FinCEN Form 114, Report of Foreign Bank and Financial Accounts) by the Target Fund

Current and historical books and records of the Target Fund to comply with regulatory requirements imposed under the 1940 Act, including, without limitation, Section 31(a) of the 1940 Act and the rules thereunder, for all periods including, but not limited to, up to and including the Closing Date

Schedule 8.6

Tax Opinions

With respect to the Reorganization:

(a)       The Reorganization will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code, plus a redemption of fractional shares of the Target Fund immediately before the Closing, and each of the Target Fund and the Acquiring Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b)       No gain or loss will be recognized by the Target Fund upon the transfer of all the Assets of the Target Fund to the Acquiring Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the Liabilities of the Target Fund, or upon the distribution of the shares of the Acquiring Fund to the Target Fund Shareholders;

(c)       The tax basis in the hands of the Acquiring Fund of each Asset transferred from the Target Fund to the Acquiring Fund in the Reorganization will be the same as the tax basis of such Asset in the hands of the Target Fund immediately prior to the transfer thereof;

(d)        The holding period in the hands of the Acquiring Fund of each Asset transferred from the Target Fund to the Acquiring Fund in the Reorganization will include the Target Fund’s holding period for such Asset;

(e)        No gain or loss will be recognized by the Acquiring Fund upon its receipt of all the Assets of the Target Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all the Liabilities of the Target Fund as part of the Reorganization;

(f)        No gain or loss will be recognized by the Target Fund Shareholders upon the exchange of their shares of the Target Fund for shares of the Acquiring Fund as part of the Reorganization (except with respect to cash received by Target Fund Shareholders in redemption of fractional shares prior to the Reorganization);

(g)        The aggregate tax basis of the shares of the Acquiring Fund each Target Fund Shareholder receives in the Reorganization will be the same as the aggregate tax basis of the shares of the Target Fund exchanged therefor; and

(h)       Each Target Fund Shareholder’s holding period for the shares of the Acquiring Fund received in the Reorganization will include the Target Fund Shareholder’s holding period for the shares of the Target Fund exchanged therefor, provided that the Target Fund Shareholder held such shares of the Target Fund as capital assets on the date of the exchange.

This opinion does not address the tax consequences of the Reorganization on any transferred assets as to which any unrealized gain or loss is required to be recognized under U.S. federal income tax principles (i) at the end of a taxable year or upon termination thereof or (ii) upon the transfer of such assets regardless of whether such a transfer would otherwise be a non-taxable transaction under the Code.

WORLD FUNDS TRUST

STATEMENT OF ADDITIONAL INFORMATION

The Cook & Bynum Fund

August 26, 2024

This Statement of Additional Information (the “SAI”) relates to the proposed reorganization (the “Reorganization”) of The Cook & Bynum Fund (a series of the Cook & Bynum Funds Trust), with and into the Cook & Bynum Fund, a series of World Funds (the “Trust”).

This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated August 26, 2024 (the “Prospectus/Proxy Statement”) of the Cook & Bynum Fund, a series of the Trust (the “Acquiring Fund”) which relates to the Reorganization. As described in the Prospectus/Proxy Statement, the Reorganization involves the transfer of all of the assets of The Cook & Bynum Fund, a series of the Cook & Bynum Funds Trust (the “Acquired Fund”) in exchange for shares of the corresponding Acquiring Fund and the assumption by the corresponding Acquiring Fund of the known liabilities of the Acquired Fund. The Acquired Fund will distribute the corresponding Acquiring Fund shares it receives to its shareholders in complete liquidation of the Acquired Fund.

This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is available upon request and without charge by contacting the Trust at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, (800) 673-0550.

TABLE OF CONTENTS

Page
Additional Information About the Acquiring Funds	2
Financial Statements	2
A. Incorporation by Reference	2
B. Supplemental Financial Information	2

I.	Additional Information about the Acquired and the Acquiring Fund

This information concerning the Acquired Fund and the Acquiring Fund in the Statement of Additional Information for the Acquired Fund dated January 29, 2024 (SEC Accession No. 0000894189-24-000514) and the Statement of Additional Information for the Acquired Fund dated August 22, 2024 (SEC Accession No. 0001999371-24-010465) which were filed electronically with the SEC, are incorporated by reference herein.

II.	Financial Statements

A. Incorporation by Reference

This SAI incorporates by reference the following reports, each of which was filed electronically with the SEC: (i) Audited financial statements, including any notes thereto, and the Independent Registered Public Accounting Firm’s report thereon, relating to the Acquired Fund, which are included in the Annual Report of the Acquired Fund for the year ended September 30, 2023, as filed with the SEC on December 6, 2023 (SEC Accession No. 0000898531-23-000449) on Form N-CSR, and (ii) Unaudited financial statements, including any notes thereto, relating to the Acquired Fund, which are included in the Semi-Annual Report of the Acquired Fund for the period ended March 31, 2024, as filed with the SEC on June 5, 2024 (SEC Accession No. 0000898531-24-000214) on Form N-CSRS. A copy of the Annual Report and the Semi-Annual Report of the Acquired Fund may be obtained free of charge by calling 977-839-COBY (2629). The Acquiring Fund is a new “shell” portfolio of the Trust with no assets or liabilities that will commence investment operations upon completion of the Reorganization. Accordingly, the Acquiring Fund has no financial reporting history prior to the Reorganization. The Acquired Fund will be the accounting survivor of the Reorganization.

B. SUPPLEMENTAL FINANCIAL INFORMATION

Tables showing the fees and expenses of the Acquired Fund and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization, are included in the section of the Prospectus/Proxy Statement titled “Comparison of Sales Charges and Fund Fees and Expenses”.

The Reorganization is not expected to result in a material change to the Acquired Fund’s investment portfolio due to the investment restrictions of the corresponding Acquiring Fund, so no modified schedule of investments of the Acquired Fund is included. Additionally, there are no material differences in the valuation, tax, or accounting policies of the Acquired Fund as compared to those of the corresponding Acquiring Fund.

 2

COOK & BYNUM FUNDS TRUST FORM OF PROXY

To vote by Internet

1) Read the Proxy Statement and have the proxy card below at hand.

2) Go to website [ ].com
3) Follow the instructions provided on the website.

To vote by Telephone
1) Read the Proxy Statement and have the proxy card below at hand.
2) Call 1-800-XXX-XXXX
3) Follow the instructions.

To vote by Mail
1) Read the Proxy Statement.
2) Check the appropriate box on the proxy card below.
3) Sign and date the proxy card.
4) Return the proxy card in the envelope provided.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:
KEEP THIS PORTION FOR YOUR RECORDS
— — — — — — — — — — — — — — — — — — — — — — — — — — — — — — — — — — — — — — — — — — — — — — — — — — — — — — — — — — — — — — — —
DETACH AND RETURN THIS PORTION ONLY

The Board of Trustees of Cook & Bynum Funds Trust (the “Trust”) recommends you vote FOR the following:	For	Against	Abstain

1. An Agreement and Plan of Reorganization (the “Agreement”) providing for: The reorganization of The Cook & Bynum Fund, a series of the Cook & Bynum Funds Trust (the “Acquired Fund”), into The Cook & Bynum Fund, a series of the World Funds Trust (the “Acquiring Fund”);	☐	☐	☐

2. Such other business as may properly come before the Meeting or any adjournment(s) thereof.

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES, WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSAL

PLEASE SIGN, DATE AND PROMPTLY RETURN THE PROXY CARD USING THE ENCLOSED ENVELOPE. EVERY PROPERLY SIGNED PROXY CARD WILL BE VOTED IN THE MANNER SPECIFIED AND, IN THE ABSENCE OF SPECIFICATION, WILL BE TREATED AS GRANTING AUTHORITY TO VOTE “FOR” THE PROPOSAL.

NOTE: Please sign this proxy exactly as shareholder name appears on this card. When shares are held by joint tenants, both should sign. When signing as attorney or executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.

Signature [PLEASE SIGN WITHIN BOX]	Date	Signature [Joint Owners]	Date

VOTE THIS PROXY CARD TODAY

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting:

The Notice and Proxy Statement is available at [           ].com.

COOK & BYNUM FUNDS TRUST FORM OF PROXY

COOK & BYNUM FUNDS TRUST	SPECIAL MEETING OF SHAREHOLDERS
SEPTEMBER 16, 2024

THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF THE COOK & BYNUM FUNDS TRUST FOR USE AT A SPECIAL MEETING OF SHAREHOLDERS OF THE TRUST (THE “MEETING”) TO BE HELD ON MONDAY, SEPTEMBER 16, 2024 AT 10:00 A.M. CENTRAL TIME AT THE OFFICES OF COOK & BYNUM FUNDS TRUST, 2830 CAHABA ROAD, BIRMINGHAM, ALABAMA 35223.

The undersigned hereby appoints Amanda Pridgen and Lynne Owens, and each of them, with full power of substitution, as proxies of the undersigned to vote at the above-referenced Meeting, and at all adjournments and postponements thereof, all shares of beneficial interest of the above-named Fund held of record or owned by the undersigned on the record date for the Meeting, upon the proposal set forth on the reverse side, and at their discretion upon any other matter that may properly come before the Meeting.

THE UNDERSIGNED HEREBY ACKNOWLEDGES RECEIPT OF THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS AND THE PROXY STATEMENT/PROSPECTUS, DATED AUGUST 26, 2024.

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

PLEASE SIGN, DATE AND PROMPTLY RETURN

IN THE ENCLOSED ENVELOPE TODAY

Part C

OTHER INFORMATION

Item 15. Indemnification

See Article VIII, Section 2 of the Registrant’s Agreement and Declaration of Trust and the section titled “Indemnification of Trustees, Officers, Employees and Other Agents” in the Registrant’s By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.

Item 16. Exhibits

Subject to the rules on incorporation by reference, give a list of all exhibits filed as part of the registration statement.

Exhibit No. Exhibit

(1)	(a)(i)	Certificate of Trust of World Funds Trust (formerly, Abacus World Funds Trust) (the “Registrant”) dated April 9, 2007 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

	(a)(ii)	Certificate of Amendment dated January 7, 2008 to the Registrant’s Certificate of Trust dated April 9, 2007 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

	(a)(iii)	Registrant’s Amended Agreement and Declaration of Trust dated April 9, 2007, and amended on June 23, 2008 and November 16, 2016 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 237 on Form N-1A filed on August 28, 2017.

(2)		Registrant’s Amended and Restated By-Laws dated November 16, 2016 is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 237 on Form N-1A filed on August 28, 2017.

(3)		Not applicable.

(4)		Form of Agreement and Plan of Reorganization between World Funds Trust on behalf of The Cook & Bynum Fund and Cook & Bynum Funds Trust on behalf of The Cook & Bynum Fund dated [________, 2024] is attached to Part A of Form N-14 as an exhibit.

(5)		Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.

(6)	(a)	Investment Advisory Agreement between the Registrant and Union Street Partners, LLC with respect to the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 426 on Form N-1A filed on July 28, 2023.

(6)	(b)	Investment Sub-Advisory Agreement between Union Street Partners, LLC and McGinn Investment Management, Inc. with respect to the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 426 on Form N-1A filed on July 28, 2023.

(6)	(c)	Investment Advisory Agreement between the Registrant and Perkins Capital Management, Inc. with respect to the Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 426 on Form N-1A filed on July 28, 2023.

(6)	(d)	Amended and Restated Investment Advisory Agreement between the Registrant and Applied Finance Advisors, LLC with respect to the Applied Finance Dividend Fund, Applied Finance Explorer Fund and Applied Finance Select Fund (collectively, the “Applied Finance Funds”) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 429 on Form N-1A filed on August 28, 2023.

(6)	(e)	Investment Advisory Agreement between the Registrant and LDR Capital Management, LLC with respect to the LDR Real Estate Value Opportunity Fund (formerly, REMS Real Estate Value-Opportunity Fund) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 411 on Form N-1A filed on April 29, 2022.

(6)	(f)	Investment Advisory Agreement between the Registrant and Clifford Capital Partners, LLC with respect to the Clifford Capital Partners Fund, the Clifford Focused Small Cap Value Fund an Clifford Capital International Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 420 on Form N-1A filed on January 27, 2023.

(6)	(g)	Investment Advisory Agreement between the Registrant and Vest Financial LLC, with respect to the Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Buffer Strategies Fund, Vest S&P 500® Dividend Aristocrats Target Income Fund and Vest Bitcoin Strategy Managed Volatility Fund is herein incorporated by reference from the Registrant’s Post Effective Amendment No. 463 on Form N-1A filed on April 29, 2024.

(6)	(h)	Management Agreement between Vest Cayman Subsidiary I and Vest Financial, LLC, with respect to the Vest Bitcoin Strategy Managed Volatility Fund is herein incorporated by reference from the Registrant’s Post-Effective No. 394 on Form N-1A filed on August 6, 2021.

(6)	(i)	Investment Advisory Agreement between the Registrant and OTG Asset Management with respect to the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 428 on Form N-1A filed on July 28, 2023.

(6)	(j)	Investment Advisory Agreement between the Registrant and Rule One Partners, LLC with respect to the Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 465 on Form N-1A filed on April 29, 2024.

(6)	(k)	Investment Advisory Agreement between the Registrant and Kanen Wealth Management, LLC with respect to the Philotimo Focused Growth and Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 427 on Form N-1A filed on July 28, 2023.

(6)	(l)	Investment Advisory Agreement between the Registrant and Curasset Capital Management, LLC with respect to the Curasset Capital Management Core Bond Fund and the Curasset Capital Management Limited Term Income Fund (the “Curasset Funds”) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 426 on Form N-1A filed on July 28, 2023.

(6)	(m)	Investment Advisory Agreement between the Registrant and Vest Financial, LLC with respect to the Vest US Large Cap 10% Buffer Strategies VI Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 463 on Form N-1A filed on April 29, 2024.

(6)	(n)	Investment Adviser Agreement between the Registrant and Cook & Bynum Capital Management, LLC with respect to The Cook & Bynum Fund. (To be Filed by Amendment).

(7)	(a)	Principal Underwriter Agreement between the Registrant and Foreside Fund Services, LLC dated March 9, 2021 with respect to the Philotimo Focused Growth and Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 384 on Form N-1A filed on April 30, 2021.

(7)	(b)	First Amendment to the Principal Underwriter Agreement dated August 24, 2021 between the Registrant and Foreside Fund Services, LLC with respect to the Curasset Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 401 on Form N-1A Filed on October 20, 2021.

(7)	(c)	Novation Distribution Agreement dated September 30, 2021 between Registrant and Foreside Fund Services, LLC is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 404 on Form N-1A filed on January 28, 2022.

(7)	(d)	First Amendment to the Novation Distribution Agreement dated December 1, 2021 between the Registrant and Foreside Fund Services, LLC with respect to certain Funds of the Trust is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(7)	(e)	Second Amendment to the Novation Distribution Agreement dated February 23, 2022 between the Registrant and Foreside Fund Services, LLC with respect to the Vest US Large Cap 10% Buffer Strategy VI Fund and the Vest US Large Cap 20% Buffer Strategy VI Fund and the Clifford Capital International Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(7)	(f)	Third Amendment to the Novation Distribution Agreement dated February 28, 2022 between the Registrant and Foreside Fund Services, LLC with respect to the name changes for the Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Buffer Strategies Fund, Vest US Large Cap 10% Buffer Strategies VI Fund and the Vest US Large Cap 20% Buffer Strategies VI Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(7)	(g)	Fourth Amendment to the Novation Distribution Agreement dated March 28, 2022 between the Registrant and Foreside Fund Services, LLC with respect to the name change for the LDR Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 418 on Form N-1A filed on October 3, 2022.

(7)	(h)	Fifth Amendment to the Distribution Agreement between Registrant and Foreside Fund Services, LLC with respect to the T-Rex 1.5X Long Bitcoin Daily Target ETF, the T-Rex 1.5X Inverse Bitcoin Daily Target ETF, T-Rex 1.75X Long Bitcoin Daily Target ETF, the T-Rex 1.75X Inverse Bitcoin Daily Target ETF, T-Rex 2X Long Bitcoin Daily Target ETF and the T-Rex 2X Inverse Bitcoin Daily Target ETF is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 438 on Form N-1A filed on February 28, 2024.

(7)	(i)	Sixth Amendment to the Distribution Agreement between Registrant and Foreside Fund Services, LLC with respect to The Cook & Bynum Fund (To Be Filed by Amendment).

(8)		Not applicable.

(9)	(a)	Custody Agreement dated July 30, 2008 between the Registrant and UMB Bank, N.A., is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(9)	(b)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated July 30, 2008, between the Registrant and UMB Bank, N.A., to include the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 88 on Form N-1A filed on August 15, 2014.

(9)	(c)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated July 30, 2008, between the Registrant and UMB Bank, N.A., to include the Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 88 on Form N-1A filed on August 15, 2014.

(9)	(d)	Amended Appendix B and revised Appendix C to the Custody Agreement, dated August 15, 2014 between the Registrant and UMB Bank, N.A., to include the LDR Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 418 on Form N-1A filed on October 3, 2022.

(9)	(e)	Amended Exhibit A to the Custody Agreement between the Registrant and Fifth Third Bank on behalf of certain portfolio series is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 465 on Form N-1A filed on April 29, 2024.

(9)	(f)	Custodian Agreement between the Registrant and U. S. Bank, N.A., on behalf of The Cook & Bynum Fund (To Be Filed by Amendment).

(10)	(a)(1)	Amended Schedule A to the Distribution Plan Pursuant to Rule 12b-1 for Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 100 on Form N-1A filed on October 31, 2014.

(10)	(a)(2)	Fixed Compensation Plan pursuant to Rule 12b-1 for Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 78 on Form N-1A filed on July 29, 2014.

(10)	(a)(3)	Distribution Plan Pursuant to Rule 12b-1, dated August 31, 2019, for the Investor Class Shares of the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(10)	(a)(4)	Distribution Plan Pursuant to Rule 12b-1 for the Platform Class Shares of the LDR Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 418 on Form N-1A filed on October 3, 2022.

(10)	(a)(5)	Distribution Plan Pursuant to Rule 12b-1, dated February 23, 2022, for the Clifford Capital Partners Fund, Clifford Capital Focused Small Cap Value Fund and Clifford Capital International Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(10)	(a)(6)	Amended Distribution Plan Pursuant to Rule 12b-1 for the Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Buffer Strategies Fund, Vest S&P 500® Dividend Aristocrats Target Income Fund and Vest Bitcoin Strategy Managed Volatility Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 438 on Form N-1A filed on February 28, 2024.

(10)	(a)(7)	Distribution Plan Pursuant to Rule 12b-1, dated February 20, 2019 for the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(10)	(a)(8)	Distribution Plan Pursuant to Rule 12b-1 for the Curasset Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 401 on Form N-1A filed on October 20, 2021.

(10)	(a)(9)	Distribution Plan Pursuant to Rule 12b-1 for the Vest VI Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(10)	(a)(10)	Distribution Plan Pursuant to Rule 12b-1 for the Philotimo Focused Growth and Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 419 on Form N-1A filed on January 27, 2023.

(10)	(a)(11)	Distribution Plan Pursuant to Rule 12b-1 for the Rule One Fund is herein incorporated by refence from the Registrant’s Post-Effective Amendment No 465 on Form N-1A filed on April 29, 2024.

(10)	(b)(1)	Rule 18f-3 Multiple Class Plan for the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 275 on Form N-1A filed on January 29, 2018.

(10)	(b)(2)	Rule 18f-3 Multiple Class Plan for the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(10)	(b)(3)	Rule 18f-3 Multiple Class Plan for the Clifford Capital Partners, Clifford Capital Focused Small Cap Value Fund and Clifford Capital International Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(10)	(b)(4)	Amended Rule 18f-3 Multi-Class Plan for the Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Buffer Strategies Fund, Vest S&P 500® Dividend Aristocrats Target Income Fund and Vest Bitcoin Strategy Managed Volatility Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 438 on Form N-1A filed on February 28, 2024.

(10)	(b)(5)	Rule 18f-3 Multiple Class Plan for the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 416 on Form N-1A filed on August 4, 2022.

(10)	(b)(6)	Rule 18f-3 Multi-Class Plan for the Curasset Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 404 on Form N-1A filed on January 28, 2022.

(10)	(b)(7)	Rule 18f-3 Multi-Class Plan for the Vest VI Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(10)	(b)(8)	Rule 18f-3 Multi-Class Plan for the LDR Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 418 on Form N-1A filed on October 3, 2022.

(10)	(b)(9)	Rule 18f-3 Multi-Class Plan for Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No 465 on Form N-1A filed on April 29, 2024.

(11)	(a)	Opinion and Consent of Legal Counsel for Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(11)	(b)	Consent of Legal Counsel for Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 434 on Form N-1A filed on January 26, 2024.

(11)	(c)	Opinion and Consent of Legal Counsel for Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 241 on Form N-1A filed on October 4, 2017.

(11)	(d)	Consent of Legal Counsel for Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 426 on Form N-1A filed on July 28, 2023.

(11)	(e)	Consent of Legal Counsel for Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 429 on Form N-1A filed on August 28, 2023.

(11)	(f)	Opinion and Consent of Legal Counsel for Applied Finance Core Fund (formerly Toreador Core Fund) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 117 on Form N-1A filed on May 8, 2015.

(11)	(g)	Opinion and Consent of Counsel regarding tax matters for the reorganization of the Applied Finance Core Fund (formerly Toreador Core Fund) from the Unified Series Trust into World Funds Trust is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 129 on Form N-1A filed on August 6, 2015.

(11)	(h)	Opinion and Consent of Legal Counsel for Applied Finance Explorer Fund (formerly Toreador Explorer Fund) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 115 on Form N-1A filed on April 29, 2015.

(11)	(i)	Opinion and Consent of Legal Counsel for Applied Finance Select Fund (formerly Toreador Select Fund) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 183 on Form N-1A filed on June 30, 2016.

(11)	(j)	Opinion and Consent of Counsel regarding tax matters for the reorganization of the Applied Finance Dividend Fund into the Applied Finance Core Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 369 on Form N-1A filed on August 28, 2020.

(11)	(k)	Opinion of Legal Counsel for the Applied Finance Core Fund and Applied Finance Dividend Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 369 on Form N-1A filed on August 28, 2020.

(11)	(l)	Opinion and Consent of Legal Counsel for Clifford Capital Partners Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 155 on Form N-1A filed on February 8, 2016.

(11)	(m)	Consent of Legal Counsel for Clifford Capital Partners Fund, Clifford Capital Focused Small Cap Value Fund and the Clifford Capital International Value Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 435 on Form N-1A on January 26, 2024.

(11)	(n)	Opinion and Consent of Legal Counsel for Clifford Capital Focused Small Cap Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(11)	(o)	Opinion and Consent of Legal Counsel for Clifford Capital International Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(11)	(p)	Opinion and Consent of Legal Counsel for the Vest Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 195 on Form N-1A filed on August 23, 2016.

(11)	(q)	Opinion and Consent of Legal Counsel for Vest Enhanced Growth Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 203 on Form N-1A filed on December 12, 2016.

(11)	(r)	Opinion and Consent of Legal Counsel for Vest Bitcoin Strategy Managed Volatility Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 394 on Form N-1A filed on August 6, 2021.

(11)	(s)	Consent of Legal Counsel for the Vest Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 438 on Form N-1A filed on February 28, 2024.

(11)	(t)	Opinion and Consent of Legal Counsel for Vest S&P 500® Dividend Aristocrats Target Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 230 on Form N-1A filed on July 25, 2017.

(11)	(u)	Opinion and Consent of Legal Counsel for the Vest Funds with respect to the Class Y Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 285 on Form N-1A filed on February 27, 2018.

(11)	(v)	Opinion and Consent of Legal Counsel for The E-Valuator Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 173 on Form N-1A filed on May 26, 2016.

(11)	(w)	Opinion and Consent of Legal Counsel for OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 328 on Form N-1A filed on February 27, 2019.
(11)	(x)	Opinion and Consent of Legal Counsel for the OTG Latin America Fund with respect to the addition of Institutional Class Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 418 on Form N-1A filed on October 3, 2022.

(11)	(y)	Consent of Legal Counsel for OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 428 on Form N-1A filed on July 28, 2023.

(11)	(z)	Opinion and Consent of Legal Counsel for Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(11)	(aa)	Consent of Legal Counsel for the Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 465 on Form N-1A filed on April 29, 2024.

(11)	(bb)	Opinion and Consent of Legal Counsel for the Philotimo Focused Growth and Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 384 on Form N-1A filed on April 30, 2021.

(11)	(cc)	Consent of Legal Counsel for the Philotimo Focused Growth and Income Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 427 on Form N-1A filed on July 28, 2023.

(11)	(dd)	Opinion and Consent of Legal Counsel for the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 385 on Form N-1A filed on April 30, 2021.

(11)	(ee)	Opinion and Consent of Legal Counsel for the Curasset Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 401 on Form N-1A filed on October 20, 2021.

(11)	(ff)	Consent of Legal Counsel for the Curasset Funds is filed as an exhibit to the Registrant’s Post-Effective amendment No. 436 on Form N-1A filed on January 26, 2024.

(11)	(gg)	Opinion and Consent of Legal Counsel for the Vest VI Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 408 on Form N-1A on March 7, 2022.

(11)	(hh)	Consent of Legal Counsel for the Vest VI Funds is filed as an exhibit to the Registrant’s Post-Effective Amendment No. 463 on Form N-1A on April 29, 2024.

(11)	(ii)	Opinion and Consent of Legal Counsel regarding legality of securities registered with respect to the T-Rex 2X Long Bitcoin Daily Target ETF and the T-Rex 2X Inverse Bitcoin Daily Target ETF was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 460 on Form N-1A filed on April 26, 2024.

(11)	(jj)	Opinion and Consent of Legal Counsel regarding legality of securities registered with respect to the T-Rex 1.5X Long Bitcoin Daily Target ETF and the T-Rex 1.5X Inverse Bitcoin Daily Target ETF was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 461 on Form N-1A filed on April 26, 2024.

(11)	(kk)	Opinion and Consent of Legal Counsel regarding legality of securities registered with respect to the T-Rex 1.75X Long Bitcoin Daily Target ETF and the T-Rex 1.75X Inverse Bitcoin Daily Target ETF was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 462 on Form N-1A filed on April 26, 2024.

(11)	(ll)	Form of Opinion and Consent of Legal Counsel regarding legality of securities registered with respect to The Cook & Bynum Fund pursuant to Form N-14 in connection with the reorganization – Filed herewith.

(11)	(mm)	Opinion to and Consent of Legal Counsel regarding the legality of securities registered with respect to The Cook & Bynum Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 473 on Form N-1A filed on August 21, 2024.

(12)		Form of Opinion and consent of Legal Counsel supporting the tax matters and consequences to shareholders discussed in the prospectus - Filed Herewith.

(13)	(a)(1)	Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 157 on Form N-1A filed on February 23, 2016.

(13)	(a)(2)	Amendment No. 1 and Exhibit A to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 275 on Form N-1A filed on January 29, 2018.

(13)	(a)(3)	Exhibit A to the Fund Services Agreement dated December 1, 2015 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 190 on Form N-1A filed on July 29, 2016.

(13)	(a)(4)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the LDR Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 418 on Form N-1A filed on October 3, 2022.

(13)	(a)(5)	Fund Services Agreement dated August 29, 2019 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Clifford Capital Partners Fund, Clifford Capital Focused Small Cap Value Fund and the and the Clifford Capital International Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(13)	(a)(6)

Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Buffer Strategies Fund, Vest S&P 500® Dividend Aristocrats Target Income Fund and Vest Bitcoin Strategy Managed Volatility Fund, Vest US Large Cap 10% Buffer Strategies VI Fund, Vest US Large Cap 20% Buffer Strategies VI Fund (the “Vest Family of Funds”) is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 438 on Form N-1A filed on February 28, 2024.

(13)	(a)(7)	Fund Services Agreement dated August 29, 2019 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(13)	(a)(8)	Fund Services Agreement dated April 24, 2018 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the SIM Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 302 on Form N-1A filed on June 28, 2018.

(13)	(a)(9)	Fund Services Agreement dated February 20, 2019 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(13)	(a)(10)	Fund Services Agreement dated February 20, 2019 between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(13)	(a)(11)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Philotimo Focused Growth and Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 384 on Form N-1A filed on April 30, 2021.

(13)	(a)(12)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of the Curasset Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 401 on Form N-1A filed on October 20, 2021.

(13)	(a)(13)	Fund Services Agreement between the Registrant and Commonwealth Fund Services, Inc. on behalf of The Cook & Bynum Fund. (To Be Filed by Amendment).

(13)	(b)(1)	Expense Limitation Agreement between the Registrant and Union Street Partners, LLC with respect to the shares of the Union Street Partners Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 419 on Form N-1A filed on January 27, 2023.

(13)	(b)(2)	Expense Limitation Agreement between the Registrant and Perkins Capital Management, Inc. with respect to shares of the Perkins Discovery Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 426 on Form N-1A filed on July 28, 2023.

(13)	(b)(3)	Expense Limitation Agreement between the Registrant and LDR Capital Management, LLC with respect to the LDR Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 418 on Form N-1A filed on October 3, 2022.

(13)	(b)(4)	Amended Expense Limitation Agreement between the Registrant and Applied Finance Advisors, LLC with respect to the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 429 on Form N-1A on August 28, 2023.

(13)	(b)(5)	Expense Limitation Agreement between the Registrant and Vest Financial LLC, with respect to the Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Buffer Strategies Fund, Vest S&P 500® Dividend Aristocrats Target Income Fund and Vest Bitcoin Strategy Managed Volatility Fund is herein incorporated by reference from the Registrant’s Post Effective Amendment No. 463 on Form N-1A filed on April 29, 2024.

(13)	(b)(6)	Expense Limitation Agreement between the Registrant and OTG Asset Management, Ltd. with respect to the OTG Latin America Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 428 on Form N-1A filed on July 28, 2023.

(13)	(b)(7)	Expense Limitation Agreement between the Registrant and Rule One Partners, LLC with respect to the Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 465 on Form N-1A filed on April 29, 2024.

(13)	(b)(8)	Expense Limitation Agreement between the Registrant and Clifford Capital Partners, LLC with respect to the Clifford Capital Partners Fund, Clifford Capital Focused Small Cap Value Fund and Clifford Capital International Value Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 420 on Form N-1A filed on January 27, 2023.

(13)	(b)(9)	Expense Limitation Agreement between the Registrant and Kanen Wealth Management, LLC with respect to the Philotimo Focused Growth and Income Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 427 on Form N-1A filed on July 28, 2023.

(13)	(b)(10)	Expense Limitation Agreement between Registrant and Curasset Capital Management, LLC with respect to the Curasset Funds is herein incorporated by reference form the Registrant’s Post-Effective Amendment No. 436 on Form N-1A filed on January 26, 2024.

(13)	(b)(11)	Expense Limitation Agreement between Registrant and Vest Financial, LLC with respect to the Vest VI Funds is herein incorporated by reference from the Registrant’s Post Effective Amendment No. 463 on Form N-1A filed on April 29, 2024.

(13)	(b)(12)	Expense Limitation Agreement between Registrant and Cook & Bynum Capital Management, LLC with the respect to The Cook & Bynum Fund. (To Be Filed by Amendment).

(13)	(c)(12)	Shareholder Services Plan, dated December 21, 2016 (Schedule A amended August 29, 2019), with respect to Institutional Class Shares and Investor Class Shares to the Applied Finance Funds is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 349 on Form N-1A filed on January 28, 2020.

(13)	(c)(2)	Amended Shareholder Services Plan with respect to the Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Buffer Strategies Fund, Vest S&P 500® Dividend Aristocrats Target Income Fund and Vest Bitcoin Strategy Managed Volatility Fund, Institutional Class Shares, Investor Class Shares, Class A Shares, Class C Shares and Class R Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 438 on Form N-1A filed on February 28, 2024.

(13)	(c)(3)	Amended Shareholder Services Plan with respect to the LDR Real Estate Value-Opportunity Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 418 on Form N-1A filed on October 3, 2022.

(13)	(c)(4)	Shareholder Services Plan, dated February 20, 2019, with respect to the OTG Latin America Fund Class A Shares and Class C Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 334 on Form N-1A filed on March 27, 2019.

(13)	(c)(5)	Shareholder Services Plan with respect to the Philotimo Focused Growth and Income Fund Institutional Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 384 on Form N-1A filed on April 30, 2021.

(13)	(c)(6)	Shareholder Services Plan with respect to the Curasset Funds Class A, Investor Class and Institutional Class is herein incorporated by reference from the Registrant’s Post-Effective Amendment No 401 on Form N-1A filed on October 20, 2021.

(13)	(c)(7)	Shareholder Services Plan with respect to the Vest VI Funds Class I and Class Y is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(13)	(c)(8)	Shareholder Services Plan with respect to the Clifford Capital Partners Fund, Clifford Capital Focused Small Cap Value Fund and Clifford Capital International Value Fund for the Investor and Institutional Shares is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 409 on Form N-1A filed on April 18, 2022.

(13)	(c)(9)	Shareholder Services Plan with respect to the Rule One Fund is herein incorporated by reference from the Registrant’s Post-Effective Amendment No. 465 on Form N-1A filed on April 29, 2024.

(14)	(a)	Consent of Independent Registered Public Accounting firm for Union Street Partners Value Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No 434 on Form N-1A filed on January 26, 2024.

(14)	(b)	Consent of Independent Registered Public Accounting firm for Perkins Discovery Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 426 on Form N-1A filed on July 28, 2023.

(14)	(c)	Consent of Independent Registered Public Accounting firm for the LDR Real Estate Value-Opportunity was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 464 on Form N-1A filed on April 29, 2024.

(14)	(d)	Consent of Independent Registered Public Accounting firm for the Applied Finance Funds was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 429 on Form N-1A on August 28, 2023.

(14)	(e)	Consent of Independent Registered Public Accounting firm for Clifford Capital Partners Fund, Clifford Capital Focused Small Cap Value Fund and the Clifford Capital International Value Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 435 on Form N-1A on January 26, 2024.

(14)	(f)	Consent of Independent Registered Public Accounting firm for the Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Buffer Strategies Fund, Vest S&P 500® Dividend Aristocrats Target Income Fund and Vest Bitcoin Strategy Managed Volatility Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment 438 on Form N-1A filed on February 28, 2024.

(14)	(g)	Consent of Independent Registered Public Accounting firm for Vest VI Funds is filed as an exhibit to the Registrant’s Post-Effective amendment No. 463 on Form N-1A on April 29, 2024.

(14)	(h)	Consent of Independent Registered Public Accounting firm for the OTG Latin America Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 428 on Form N-1A filed July 28, 2023.

(14)	(i)	Consent of Independent Registered Public Accounting firm for Rule One Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No 465 on Form N-1A filed on April 29, 2024.

(14)	(j)	Consent of Independent Registered Public Accounting firm for Philotimo Focused Growth and Income Fund was filed as an exhibit to the Registrant’s Post-Effective Amendment No. 427 on Form N-1A filed on July 28, 2023.

(14)	(k)	Consent of Independent Registered Public Accounting firm for Curasset Funds was filed as an exhibit to the Registrant’s Post-Effective Amendment No 436 on Form N-1A filed on January 26, 2024.

(14)	(l)	Consent of Independent Registered Public Accounting firm for The Cook & Bynum Fund – Filed Herewith.

(15)		Not applicable.

(16)		Powers of Attorney were filed as an exhibit to the Registrant’s Pre-Effective Amendment on Form N-14 filed on July 9, 2024.

(17)	Not applicable.

Item 17. Undertakings

(1)	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by Post-Effective Amendment an opinion of counsel supporting the tax matters and consequences to shareholders as discussed in this registration statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, World Funds Trust, has duly caused this Pre-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, and Commonwealth of Virginia, on this 23rd day of August, 2024.

WORLD FUNDS TRUST

By: /s/ Karen M. Shupe

Karen M. Shupe
Treasurer and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 2 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated

Signature	Title	Date

*David J. Urban	Trustee	August 23, 2024

*Mary Lou H. Ivey	Trustee	August 23, 2024

*Theo H. Pitt, Jr.	Trustee	August 23, 2024

*Laura V. Morrison	Trustee	August 23, 2024

/s/ Karen M. Shupe	Treasurer and Principal Executive Officer	August 23, 2024

/s/ Ann T. MacDonald	Assistant Treasurer and Principal Financial Officer	August 23, 2024

*By: /s/ Karen M. Shupe

*Attorney-in-fact pursuant to Powers of Attorney

EXHIBITS

(11)	(ll)	Form of Opinion and Consent of Legal Counsel regarding legality of securities registered with respect to The Cook & Bynum Fund pursuant to Form N-14 in connection with the reorganization.

(12)		Form of Opinion and consent of Legal Counsel supporting the tax matters and consequences to shareholders discussed in the prospectus.

(14)	(l)	Consent of Independent Registered Public Accounting firm for The Cook & Bynum Fund